UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Richard J. Byrne

1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/12

Date of reporting period: 3/31/12

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Diversified Financial — 100.0%
MML Blue Chip Growth Fund, Initial Class (a)	566,595	$7,677,357
MML Concentrated Growth Fund, Class I (a)	26,744	216,360
MML Equity Fund, Initial Class (a)	92,207	1,892,936
MML Equity Income Fund, Initial Class (a)	576,961	5,913,854
MML Focused Equity Fund, Class II (a)	376,702	4,332,075
MML Foreign Fund, Initial Class (a)	356,004	3,171,993
MML Fundamental Growth Fund, Class II (a) (b)	460,144	5,365,278
MML Fundamental Value Fund, Class II (a) (b)	403,644	4,948,676
MML Global Fund, Class I (a)	331,788	3,049,134
MML High Yield Fund, Class II (a)	88,498	934,537
MML Income & Growth Fund, Initial Class (a)	208,084	1,920,617
MML Inflation-Protected and Income Fund, Initial Class (a)	49,328	574,675
MML Large Cap Growth Fund, Initial Class (a)	438,956	5,140,173
MML Managed Bond Fund, Initial Class (a)	247,692	3,249,939
MML Mid Cap Growth Fund, Initial Class (a) (b)	389,677	5,330,782
MML Mid Cap Value Fund, Initial Class (a)	474,746	5,317,150
MML PIMCO Total Return Fund, Class II (a)	142,860	1,478,605
MML Short-Duration Bond Fund, Class II (a)	50,938	527,722
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	175,524	3,219,014
MML Small Company Value Fund, Class II (a) (b)	193,508	3,597,310
MML Strategic Emerging Markets Fund, Class II (a)	213,411	2,247,219
Oppenheimer Global Securities Fund, Non-Service Shares (a) (b)	91,303	2,855,963
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a) (b)	131,225	741,421

	Number of Shares	Value
Oppenheimer International Growth Fund, Non-Service Shares (a) (b)	1,165,171	$2,272,083

		75,974,873

TOTAL MUTUAL FUNDS (Cost $64,901,038)		75,974,873

TOTAL LONG-TERM INVESTMENTS (Cost $64,901,038)		75,974,873

TOTAL INVESTMENTS — 100.0% (Cost $64,901,038) (c)		75,974,873

Other Assets/(Liabilities) — (0.0)%		(35,548)

NET ASSETS — 100.0%		$75,939,325

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	9,650,452	$96,408,013
American Funds Bond Fund, Class 1	12,053,301	134,394,302
American Funds Growth-Income Fund, Class 1	3,138,179	116,018,472
American Funds International Fund, Class 1	2,250,124	38,432,116

		385,252,903

TOTAL MUTUAL FUNDS (Cost $320,890,310)		385,252,903

TOTAL LONG-TERM INVESTMENTS (Cost $320,890,310)		385,252,903

TOTAL INVESTMENTS — 100.1% (Cost $320,890,310) (a)		385,252,903

Other Assets/(Liabilities) — (0.1)%		(446,446)

NET ASSETS — 100.0%		$384,806,457

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Growth Fund, Class 1	984,670	$58,863,580

TOTAL MUTUAL FUNDS (Cost $45,119,464)		58,863,580

TOTAL INVESTMENTS — 100.1% (Cost $45,119,464) (a)		58,863,580

Other Assets/(Liabilities) — (0.1)%		(60,064)

NET ASSETS — 100.0%		$58,803,516

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds International Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds International Fund, Class 1	2,180,497	$37,242,883

TOTAL MUTUAL FUNDS (Cost $32,903,971)		37,242,883

TOTAL INVESTMENTS — 100.1% (Cost $32,903,971) (a)		37,242,883

Other Assets/(Liabilities) — (0.1)%		(38,936)

NET ASSETS — 100.0%		$37,203,947

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 61.8%

COMMON STOCK — 61.6%
Aerospace & Defense — 1.1%
The Boeing Co.	7,500	$557,775
United Technologies Corp.	9,700	804,518

		1,362,293

Agriculture — 1.1%
Philip Morris International, Inc.	15,300	1,355,733

Apparel — 0.3%
Nike, Inc. Class B	3,300	357,852

Banks — 1.1%
BB&T Corp.	24,200	759,638
Wells Fargo & Co.	15,100	515,514

		1,275,152

Beverages — 0.2%
PepsiCo, Inc.	3,300	218,955

Biotechnology — 0.7%
Seattle Genetics, Inc. (a)	41,600	847,808

Chemicals — 2.1%
Air Products & Chemicals, Inc.	7,900	725,220
The Dow Chemical Co.	7,000	242,480
FMC Corp.	1,500	158,790
LyondellBasell Industries NV Class A	17,200	750,780
Monsanto Co.	7,800	622,128

		2,499,398

Commercial Services — 1.7%
Iron Mountain, Inc.	28,100	809,280
Vantiv, Inc. (a)	22,300	437,749
Visa, Inc. Class A	7,300	861,400

		2,108,429

Computers — 3.9%
Accenture PLC Class A	14,900	961,050
Apple, Inc. (a)	4,200	2,517,774
Hewlett-Packard Co.	9,300	221,619
International Business Machines Corp.	2,200	459,030
Jack Henry & Associates, Inc.	16,996	579,904

		4,739,377

Diversified Financial — 2.7%
BlackRock, Inc.	1,650	338,085
The Charles Schwab Corp.	12,600	181,062
The Goldman Sachs Group, Inc.	13,800	1,716,306
JP Morgan Chase & Co.	17,800	818,444
NYSE Euronext	5,400	162,054

		3,215,951

Electric — 0.4%
PG&E Corp.	9,900	429,759

	Number of Shares	Value
Electrical Components & Equipment — 0.2%
Emerson Electric Co.	5,100	$266,118

Electronics — 0.9%
Flextronics International Ltd. (a)	80,300	580,569
Jabil Circuit, Inc.	6,000	150,720
Mettler-Toledo International, Inc. (a)	900	166,275
TE Connectivity Ltd.	6,700	246,225

		1,143,789

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	6,000	150,300

Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc. (a)	12,500	554,625

Entertainment — 0.3%
DreamWorks Animation SKG, Inc. Class A (a)	16,700	308,115

Environmental Controls — 0.8%
Republic Services, Inc.	31,200	953,472

Foods — 0.2%
Kraft Foods, Inc. Class A	5,944	225,931

Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	2,800	215,488

Health Care – Products — 0.4%
Boston Scientific Corp. (a)	77,700	464,646

Health Care – Services — 1.1%
AMERIGROUP Corp. (a)	14,800	995,744
Centene Corp. (a)	6,300	308,511

		1,304,255

Home Builders — 0.5%
NVR, Inc. (a)	900	653,697

Insurance — 3.8%
ACE Ltd.	13,100	958,920
Aflac, Inc.	15,000	689,850
The Allstate Corp.	28,300	931,636
Aon Corp.	11,100	544,566
Berkshire Hathaway, Inc. Class B (a)	6,300	511,245
Marsh & McLennan Cos., Inc.	14,300	468,897
The Progressive Corp.	19,500	452,010

		4,557,124

Internet — 2.5%
Equinix, Inc. (a)	2,400	377,880
Google, Inc. Class A (a)	4,040	2,590,610

		2,968,490

Iron & Steel — 1.8%
Allegheny Technologies, Inc.	29,300	1,206,281
Cliffs Natural Resources, Inc.	7,000	484,820
Nucor Corp.	10,000	429,500

		2,120,601

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.8%
Carnival Corp.	31,700	$1,016,936

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	6,600	703,032

Machinery – Diversified — 0.8%
Eaton Corp.	18,900	941,787

Manufacturing — 1.0%
Danaher Corp.	14,100	789,600
General Electric Co.	19,200	385,344
Polypore International, Inc. (a)	1,100	38,676

		1,213,620

Media — 3.7%
CBS Corp. Class B	24,400	827,404
Comcast Corp. Class A	60,200	1,806,602
Gannett Co., Inc.	53,000	812,490
Nielsen Holdings NV (a)	7,200	217,008
Scripps Networks Interactive Class A	8,200	399,258
Time Warner Cable, Inc.	3,900	317,850
Viacom, Inc. Class B	2,200	104,412

		4,485,024

Mining — 0.6%
Barrick Gold Corp.	13,300	578,284
Freeport-McMoRan Copper & Gold, Inc.	4,100	155,964

		734,248

Oil & Gas — 5.1%
Anadarko Petroleum Corp.	6,200	485,708
Cenovus Energy, Inc.	20,700	743,958
Chevron Corp.	8,100	868,644
Cobalt International Energy, Inc. (a)	16,800	504,504
Encana Corp.	13,900	273,135
Ensco PLC Sponsored ADR (United Kingdom)	8,600	455,198
Noble Energy, Inc.	15,700	1,535,146
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	12,900	904,677
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	4,600	324,898

		6,095,868

Oil & Gas Services — 4.3%
Baker Hughes, Inc.	9,300	390,042
Dril-Quip, Inc. (a)	4,800	312,096
Halliburton Co.	51,100	1,696,009
Schlumberger Ltd.	25,300	1,769,229
Weatherford International Ltd. (a)	66,800	1,008,012

		5,175,388

Pharmaceuticals — 3.6%
Allergan, Inc.	8,400	801,612
Bristol-Myers Squibb Co.	7,900	266,625

	Number of Shares	Value
Express Scripts, Inc. (a)	16,700	$904,806
Gilead Sciences, Inc. (a)	32,800	1,602,280
Shire PLC Sponsored ADR (United Kingdom)	7,500	710,625

		4,285,948

Pipelines — 0.8%
TransCanada Corp.	22,572	970,596

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	28,200	1,777,164
Ventas, Inc.	6,200	354,020
Weyerhaeuser Co.	16,900	370,448

		2,501,632

Retail — 3.7%
Aeropostale, Inc. (a)	6,600	142,692
Coach, Inc.	2,700	208,656
Costco Wholesale Corp.	1,700	154,360
The Home Depot, Inc.	26,700	1,343,277
Lowe’s Cos., Inc.	6,800	213,384
Lululemon Athletica, Inc. (a)	3,300	246,444
Michael Kors Holdings Ltd. (a)	3,300	153,747
Signet Jewelers Ltd.	18,000	851,040
Target Corp.	4,900	285,523
Tiffany & Co.	12,700	877,951

		4,477,074

Semiconductors — 2.0%
Broadcom Corp. Class A (a)	42,300	1,662,390
Freescale Semiconductor Holdings I Ltd. (a)	16,900	260,091
KLA-Tencor Corp.	6,200	337,404
Microchip Technology, Inc.	3,200	119,040

		2,378,925

Software — 1.9%
Cerner Corp. (a)	7,600	578,816
Microsoft Corp.	16,800	541,800
Oracle Corp.	41,700	1,215,972

		2,336,588

Telecommunications — 1.7%
CenturyLink, Inc.	4,900	189,385
Juniper Networks, Inc. (a)	43,800	1,002,144
QUALCOMM, Inc.	12,100	823,042

		2,014,571

Toys, Games & Hobbies — 0.1%
Nintendo Co. Ltd. Sponsored ADR (Japan)	4,300	81,528

Transportation — 0.2%
Norfolk Southern Corp.	4,500	296,235

TOTAL COMMON STOCK (Cost $61,038,335)		74,006,358

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 0.2%
Banks — 0.2%
CoBank ACB 6.110% (b)	345	$252,281

TOTAL PREFERRED STOCK (Cost $346,687)		252,281

TOTAL EQUITIES (Cost $61,385,022)		74,258,639

	Principal Amount
BONDS & NOTES — 37.8%

CORPORATE DEBT — 11.5%
Aerospace & Defense — 0.6%
Lockheed Martin Corp. 5.720% 6/01/40	$378,000	440,258
Raytheon Co. 6.400% 12/15/18	60,000	73,424
TransDigm, Inc. 7.750% 12/15/18	150,000	162,375

		676,057

Auto Manufacturers — 0.2%
Volvo Treasury AB (b) 5.950% 4/01/15	230,000	246,373

Banks — 1.2%
Bank of America Corp. 3.750% 7/12/16	600,000	602,990
CoBank ACB FRN (b) 1.073% 6/15/22	295,000	224,508
HBOS PLC (b) 6.750% 5/21/18	100,000	93,858
The Royal Bank of Scotland PLC 6.125% 1/11/21	250,000	267,586
Societe Generale (b) 5.750% 4/20/16	100,000	99,492
Wells Fargo & Co. 3.500% 3/08/22	100,000	98,447

		1,386,881

Biotechnology — 0.2%
Amgen, Inc. 3.875% 11/15/21	250,000	255,987
Biogen Idec, Inc. 6.000% 3/01/13	35,000	36,566

		292,553

Chemicals — 0.2%
Georgia Gulf Corp. (b) 9.000% 1/15/17	200,000	222,000
Lyondell Chemical Co. 8.000% 11/01/17	47,000	52,757

		274,757

	Principal Amount	Value
Commercial Services — 0.3%
Altegrity, Inc. (Acquired 11/20/08, Cost $73,500) (b) (c) 10.500% 11/01/15	$100,000	$95,000
Dartmouth College 4.750% 6/01/19	175,000	201,274

		296,274

Diversified Financial — 2.1%
Federal National Mortgage Association 2.750% 3/13/14	2,075,000	2,169,565
JP Morgan Chase & Co. 4.350% 8/15/21	200,000	204,347
Morgan Stanley 5.500% 7/28/21	200,000	195,457

		2,569,369

Electric — 1.1%
The AES Corp. 7.750% 10/15/15	100,000	111,500
The AES Corp. 8.000% 10/15/17	100,000	112,625
Consumers Energy Co. 6.700% 9/15/19	250,000	313,825
Consumers Energy Co. Series M 5.500% 8/15/16	65,000	74,542
Edison Mission Energy 7.750% 6/15/16	175,000	120,750
Northern States Power Co. 4.850% 8/15/40	450,000	498,757
Ohio Edison Co. 6.400% 7/15/16	25,000	28,636
PacifiCorp 4.100% 2/01/42	50,000	48,055

		1,308,690

Foods — 0.2%
Kraft Foods, Inc. 5.375% 2/10/20	250,000	289,011

Health Care – Services — 0.1%
HCA, Inc. 6.375% 1/15/15	100,000	105,500

Household Products — 0.1%
Reynolds Group Issuer, Inc. (b) 7.875% 8/15/19	150,000	161,250

Insurance — 0.2%
Berkshire Hathaway Finance Corp. 4.600% 5/15/13	120,000	125,378
Monumental Global Funding FRN (b) 0.767% 1/15/14	170,000	165,184

		290,562

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.1%
MGM Resorts International 5.875% 2/27/14	$150,000	$154,500

Machinery – Construction & Mining — 0.1%
Atlas Copco AB (b) 5.600% 5/22/17	50,000	57,495

Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	150,000	160,875
News America, Inc. 6.150% 2/15/41	250,000	286,385
News America, Inc. 6.650% 11/15/37	50,000	58,282
Time Warner, Inc. 5.875% 11/15/16	70,000	81,991

		587,533

Oil & Gas — 0.4%
Petroleos Mexicanos (b) 4.875% 1/24/22	50,000	52,500
Petroleos Mexicanos (b) 6.500% 6/02/41	55,000	61,875
Statoil ASA 2.900% 10/15/14	365,000	384,465

		498,840

Pharmaceuticals — 0.1%
AstraZeneca PLC 5.400% 9/15/12	50,000	51,115
Express Scripts, Inc. 7.250% 6/15/19	95,000	117,363

		168,478

Pipelines — 0.6%
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	71,020
Kinder Morgan Energy Partners LP 5.950% 2/15/18	250,000	291,980
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	70,000	65,100
TransCanada PipeLines Ltd. 6.200% 10/15/37	225,000	277,851

		705,951

Real Estate Investment Trusts (REITS) — 0.6%
Brandywine Operating Partners LP 4.950% 4/15/18	65,000	66,281
DDR Corp. 4.750% 4/15/18	250,000	258,979
ProLogis LP 7.375% 10/30/19	375,000	437,808

		763,068

	Principal Amount	Value
Retail — 0.7%
Michaels Stores, Inc. 7.750% 11/01/18	$250,000	$266,250
New Albertsons, Inc. 7.250% 5/01/13	275,000	287,375
Wal-Mart Stores, Inc. 4.875% 7/08/40	225,000	245,526

		799,151

Savings & Loans — 0.4%
Teco Finance, Inc. 5.150% 3/15/20	425,000	469,613

Software — 0.6%
First Data Corp. (b) 8.250% 1/15/21	94,000	91,885
First Data Corp. (b) 8.750% 1/15/22	94,000	90,710
First Data Corp. 9.875% 9/24/15	22,000	22,000
First Data Corp. 12.625% 1/15/21	189,000	189,473
Oracle Corp. 6.125% 7/08/39	250,000	310,089

		704,157

Telecommunications — 0.7%
Nextel Communications, Inc. Series D 7.375% 8/01/15	175,000	168,875
Telecom Italia Capital SA 5.250% 10/01/15	50,000	51,625
Telecom Italia Capital SA 6.375% 11/15/33	25,000	22,500
Telecom Italia Capital SA 7.721% 6/04/38	250,000	243,750
Verizon Communications, Inc. 4.750% 11/01/41	300,000	303,672

		790,422

Transportation — 0.2%
Norfolk Southern Corp. (b) 4.837% 10/01/41	33,000	34,022
Norfolk Southern Corp. 5.750% 4/01/18	50,000	59,076
Union Pacific Corp. 4.163% 7/15/22	104,000	112,367

		205,465

TOTAL CORPORATE DEBT (Cost $12,941,880)		13,801,950

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.5%
State of California BAB 7.625% 3/01/40	$500,000	$651,230

TOTAL MUNICIPAL OBLIGATIONS (Cost $518,480)		651,230

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Commercial MBS — 1.7%
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	488,653	519,316
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 VRN 5.224% 4/10/37	800,000	871,017
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 VRN 5.197% 11/15/30	550,000	610,152

		2,000,485

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,795,079)		2,000,485

SOVEREIGN DEBT OBLIGATIONS — 1.3%
Argentina Bonos FRN 1.000% 8/03/12	350,000	43,089
Croatia Government International Bond (d) 6.750% 11/05/19	100,000	100,375
Indonesia Government Bond IDR (e) 9.500% 6/15/15	950,000,000	118,077
Indonesia Government Bond IDR (e) 10.750% 5/15/16	85,000,000	11,236
Indonesia Government Bond IDR (e) 11.000% 10/15/14	75,000,000	9,426
Indonesia Government Bond IDR (e) 12.500% 3/15/13	80,000,000	9,439
Indonesia Government Bond IDR (e) 12.800% 6/15/21	95,000,000	15,359
Mexican Bonos MXN (e) 4.000% 11/15/40	150,000	58,595
Mexican Bonos MXN (e) 6.500% 6/10/21	1,000,000	79,722
Mexico Government International Bond 6.050% 1/11/40	90,000	108,450
Republic of Argentina 8.280% 12/31/33	4,001	2,947
Republic of Brazil International Bond 5.625% 1/07/41	150,000	172,875

	Principal Amount	Value
Republic of Colombia COP (e) 9.850% 6/28/27	$52,000,000	$40,916
Republic of Colombia COP (e) 12.000% 10/22/15	155,000,000	108,749
Republic of Iraq (d) 5.800% 1/15/28	250,000	210,625
Republic of Venezuela 9.375% 1/13/34	80,000	66,600
South Africa Government Bond ZAR (e) 7.250% 1/15/20	200,000	25,261
South Africa Government Bond ZAR (e) 8.250% 9/15/17	250,000	33,945
Thailand Government Bond THB (e) 3.625% 5/22/15	1,325,000	43,030
Thailand Government Bond THB (e) 5.250% 5/12/14	775,000	26,028
Turkey Government Bond TRY (e) 4.000% 4/29/15	171,376	99,231
Turkey Government International Bond 6.750% 5/30/40	100,000	109,000
United Mexican States 5.125% 1/15/20	20,000	22,950

		1,515,925

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,443,265)		1,515,925

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 11.9%
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp., Series 3233, Class PA 6.000% 10/15/36	61,750	68,902
Federal Home Loan Mortgage Corp., Series 3312, Class PA 5.500% 5/15/37	71,575	78,119
Federal National Mortgage Association, Series 2007-33, Class HE 5.500% 4/25/37	93,391	102,696
Federal National Mortgage Association, Series 2007-40, Class PT 5.500% 5/25/37	192,883	210,336

		460,053

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 11.5%
Federal Home Loan Mortgage Corp.
Pool #G03865 5.500% 12/01/37	$237,210	$257,790
Pool #G04553 6.500% 8/01/38	14,850	16,537
Federal National Mortgage Association
Pool #AB1068 4.500% 5/01/25	509,800	545,486
Pool #AH7009 4.500% 3/01/41	1,796,476	1,908,194
Pool #888352 5.500% 5/01/37	650,372	717,721
Pool #929318 5.500% 3/01/38	53,977	58,757
Pool #888408 6.000% 3/01/37	32,595	35,626
Pool #888637 6.000% 9/01/37	152,865	168,367
Pool #AC0479 6.000% 9/01/39	1,766,510	1,942,885
Pool #944066 6.500% 7/01/37	74,721	82,450
Pool #256860 6.500% 8/01/37	9,678	10,679
Pool #995230 6.500% 1/01/39	17,103	19,086
Pool #995231 6.500% 1/01/39	497,034	554,658
Pool #888373 7.000% 3/01/37	73,271	81,770
Pool #955210 7.000% 12/01/37	27,972	31,320
Pool #256975 7.000% 10/01/47	18,584	20,699
Federal National Mortgage Association TBA
Pool #11192 4.000% 6/01/40 (f)	1,350,000	1,415,285
Pool #11264 4.500% 3/01/21 (f)	562,000	601,735
Government National Mortgage Association TBA Pool #8299 4.500% 7/01/39 (f)	4,904,000	5,335,399

		13,804,444

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $14,059,181)		14,264,497

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Bonds & Notes — 10.9%
U.S. Treasury Bond 4.625% 2/15/40	$325,000	$405,994
U.S. Treasury Note 0.875% 11/30/16	5,582,000	5,558,887
U.S. Treasury Note 2.000% 11/15/21	225,000	221,529
U.S. Treasury Note 2.125% 2/29/16	1,250,000	1,315,625
U.S. Treasury Note 2.375% 9/30/14	5,300,000	5,552,785

		13,054,820

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,957,464)		13,054,820

TOTAL BONDS & NOTES (Cost $43,715,349)		45,288,907

TOTAL LONG-TERM INVESTMENTS (Cost $105,100,371)		119,547,546

SHORT-TERM INVESTMENTS — 8.8%
Repurchase Agreement — 8.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (g)	10,599,436	10,599,436

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	3,899	3,899

TOTAL SHORT-TERM INVESTMENTS (Cost $10,603,335)		10,603,335

TOTAL INVESTMENTS — 108.4% (Cost $115,703,706) (h)		130,150,881

Other Assets/(Liabilities) — (8.4)%		(10,033,200)

NET ASSETS — 100.0%		$120,117,681

Notes to Portfolio of Investments

ADR	American Depositary Receipt
BAB	Build America Bonds
COP	Colombian Peso
FRN	Floating Rate Note
IDR	Indonesian Rupiah
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

THB	Thai Baht
TRY	New Turkish Lira
VRN	Variable Rate Note
ZAR	South African Rand
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $2,532,849 or 2.11% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2012, these securities amounted to a value of $95,000 or 0.08% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2012, these securities amounted to a value of $311,000 or 0.26% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Maturity value of $10,599,445. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 9/25/39 – 11/15/40, and an aggregate market value, including accrued interest, of $10,814,140.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,681,001	$22,777,559
MML Concentrated Growth Fund, Class I (a)	64,142	518,911
MML Equity Fund, Initial Class (a)	451,613	9,271,278
MML Equity Income Fund, Initial Class (a)	2,253,657	23,099,981
MML Focused Equity Fund, Class II (a)	818,735	9,415,451
MML Foreign Fund, Initial Class (a)	1,247,019	11,110,936
MML Fundamental Growth Fund, Class II (a) (b)	1,340,147	15,626,109
MML Fundamental Value Fund, Class II (a) (b)	1,444,516	17,709,771
MML Global Fund, Class I (a)	1,238,712	11,383,764
MML High Yield Fund, Class II (a)	1,366,286	14,427,983
MML Income & Growth Fund, Initial Class (a)	1,063,506	9,816,162
MML Inflation-Protected and Income Fund, Initial Class (a)	893,119	10,404,837
MML Large Cap Growth Fund, Initial Class (a)	1,237,371	14,489,615
MML Managed Bond Fund, Initial Class (a)	6,773,241	88,871,111
MML Mid Cap Growth Fund, Initial Class (a) (b)	1,055,615	14,440,817
MML Mid Cap Value Fund, Initial Class (a)	1,382,729	15,486,566
MML PIMCO Total Return Fund, Class II (a)	4,049,022	41,907,377
MML Short-Duration Bond Fund, Class II (a)	2,419,265	25,063,589
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	335,002	6,143,757
MML Small Company Value Fund, Class II (a) (b)	496,248	9,225,249
Oppenheimer Global Securities Fund, Non-Service Shares (a) (b)	297,716	9,312,555
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a) (b)	4,592,529	25,947,791
Oppenheimer International Growth Fund, Non-Service Shares (a) (b)	4,226,892	8,242,439

		414,693,608

TOTAL MUTUAL FUNDS (Cost $366,853,482)		414,693,608

Value
TOTAL LONG-TERM INVESTMENTS (Cost $366,853,482)	$414,693,608

TOTAL INVESTMENTS — 100.1% (Cost $366,853,482) (c)	414,693,608

Other Assets/(Liabilities) — (0.1)%	(240,475)

NET ASSETS — 100.0%	$414,453,133

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Advertising — 0.2%
Omnicom Group, Inc.	14,800	$749,620

Aerospace & Defense — 1.5%
The Boeing Co.	30,800	2,290,596
United Technologies Corp.	31,400	2,604,316

		4,894,912

Apparel — 2.1%
Nike, Inc. Class B	33,270	3,607,799
Ralph Lauren Corp.	19,000	3,312,270

		6,920,069

Auto Manufacturers — 0.0%
General Motors Co. (a)	100	2,565

Automotive & Parts — 0.3%
Johnson Controls, Inc.	33,700	1,094,576

Banks — 1.2%
Northern Trust Corp.	18,100	858,845
State Street Corp.	18,700	850,850
U.S. Bancorp	59,100	1,872,288
Wells Fargo & Co.	7,600	259,464

		3,841,447

Beverages — 0.2%
The Coca-Cola Co.	600	44,406
Monster Beverage Corp. (a)	11,800	732,662

		777,068

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc. (a)	21,400	1,987,204
Amgen, Inc.	820	55,752
Biogen Idec, Inc. (a)	29,900	3,766,503
Celgene Corp. (a)	56,300	4,364,376

		10,173,835

Chemicals — 3.9%
Air Products & Chemicals, Inc.	11,400	1,046,520
Ecolab, Inc.	7,600	469,072
Monsanto Co.	32,650	2,604,164
Potash Corp. of Saskatchewan, Inc.	700	31,983
Praxair, Inc.	60,530	6,939,159
The Sherwin-Williams Co.	17,100	1,858,257

		12,949,155

Commercial Services — 5.4%
MasterCard, Inc. Class A	20,790	8,743,027
McKesson Corp.	53,200	4,669,364
Visa, Inc. Class A	35,680	4,210,240
Weight Watchers International, Inc.	2,800	216,132

		17,838,763

	Number of Shares	Value
Computers — 12.0%
Accenture PLC Class A	13,350	$861,075
Apple, Inc. (a)	57,120	34,241,726
EMC Corp. (a)	149,600	4,470,048
International Business Machines Corp.	500	104,325

		39,677,174

Distribution & Wholesale — 3.0%
Fastenal Co.	85,400	4,620,140
Fossil, Inc. (a)	23,500	3,101,530
W.W. Grainger, Inc.	10,400	2,234,024

		9,955,694

Diversified Financial — 5.6%
American Express Co.	62,850	3,636,501
Ameriprise Financial, Inc.	22,300	1,273,999
BlackRock, Inc.	1,000	204,900
The Charles Schwab Corp.	100	1,437
Citigroup, Inc.	1,100	40,205
CME Group, Inc.	100	28,933
Franklin Resources, Inc.	45,350	5,624,760
The Goldman Sachs Group, Inc.	750	93,278
IntercontinentalExchange, Inc. (a)	14,850	2,040,687
Invesco Ltd.	135,000	3,600,450
JP Morgan Chase & Co.	29,900	1,374,802
TD Ameritrade Holding Corp.	24,000	473,760

		18,393,712

Foods — 0.6%
Whole Foods Market, Inc.	25,300	2,104,960

Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	6,600	507,936

Health Care – Products — 1.1%
Baxter International, Inc.	21,600	1,291,248
Covidien PLC	12,100	661,628
Edwards Lifesciences Corp. (a)	4,100	298,193
Intuitive Surgical, Inc. (a)	50	27,088
Stryker Corp.	25,130	1,394,212

		3,672,369

Health Care – Services — 0.8%
Thermo Fisher Scientific, Inc.	23,500	1,324,930
UnitedHealth Group, Inc.	24,200	1,426,348

		2,751,278

Insurance — 0.6%
Marsh & McLennan Cos., Inc.	13,000	426,270
Prudential Financial, Inc.	22,900	1,451,631

		1,877,901

Internet — 17.0%
Amazon.com, Inc. (a)	55,850	11,310,183
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	53,200	7,754,964

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
eBay, Inc. (a)	102,100	$3,766,469
Facebook, Inc. (b)	57,635	1,795,163
Facebook, Inc. Class A (b)	20,341	633,563
Google, Inc. Class A (a)	23,300	14,940,892
Groupon, Inc. (a)	23,700	435,606
Liberty Interactive Corp. Class A (a)	62,000	1,183,580
LinkedIn Corp. (a)	10,700	1,091,293
Priceline.com, Inc. (a)	13,900	9,973,250
Tencent Holdings Ltd.	113,700	3,172,199

		56,057,162

Leisure Time — 0.8%
Carnival Corp.	58,200	1,867,056
Harley-Davidson, Inc.	16,800	824,544

		2,691,600

Lodging — 3.2%
Las Vegas Sands Corp.	78,300	4,507,731
Marriott International, Inc. Class A	79,187	2,997,228
Starwood Hotels & Resorts Worldwide, Inc.	48,700	2,747,167
Wynn Resorts Ltd.	2,000	249,760

		10,501,886

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	10,100	1,075,852
Joy Global, Inc.	400	29,400

		1,105,252

Machinery – Diversified — 0.4%
Cummins, Inc.	4,300	516,172
Deere & Co.	100	8,090
Roper Industries, Inc.	9,000	892,440

		1,416,702

Manufacturing — 4.2%
3M Co.	3,600	321,156
Danaher Corp.	188,360	10,548,160
General Electric Co.	17,100	343,197
Honeywell International, Inc.	41,300	2,521,365

		13,733,878

Media — 1.2%
Discovery Communications, Inc. Series C (a)	48,475	2,272,508
Time Warner, Inc.	133	5,021
The Walt Disney Co.	41,700	1,825,626

		4,103,155

Metal Fabricate & Hardware — 1.5%
Precision Castparts Corp.	28,100	4,858,490

Oil & Gas — 2.6%
Concho Resources, Inc. (a)	18,900	1,929,312
Devon Energy Corp.	2,100	149,352
EOG Resources, Inc.	23,590	2,620,849
EQT Corp.	12,900	621,909
Occidental Petroleum Corp.	14,600	1,390,358

	Number of Shares	Value
Pioneer Natural Resources Co.	11,100	$1,238,649
Range Resources Corp.	12,800	744,192

		8,694,621

Oil & Gas Services — 2.8%
Cameron International Corp. (a)	37,500	1,981,125
FMC Technologies, Inc. (a)	28,400	1,431,928
Halliburton Co.	2,400	79,656
Schlumberger Ltd.	81,200	5,678,316

		9,171,025

Pharmaceuticals — 3.2%
Allergan, Inc.	24,460	2,334,218
Cardinal Health, Inc.	48,100	2,073,591
Express Scripts, Inc. (a)	74,800	4,052,664
Gilead Sciences, Inc. (a)	38,600	1,885,610
Perrigo Co.	1,500	154,965
Shire PLC Sponsored ADR (United Kingdom)	700	66,325

		10,567,373

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	96,670	6,092,143

Retail — 7.8%
Bed Bath & Beyond, Inc. (a)	18,000	1,183,860
Chipotle Mexican Grill, Inc. (a)	5,900	2,466,200
Coach, Inc.	30,500	2,357,040
Costco Wholesale Corp.	100	9,080
Dollar Tree, Inc. (a)	2,800	264,572
The Home Depot, Inc.	6,100	306,891
Limited Brands, Inc.	16,500	792,000
Lowe’s Cos., Inc.	23,300	731,154
McDonald’s Corp.	24,050	2,359,305
O’Reilly Automotive, Inc. (a)	29,400	2,685,690
PVH Corp.	15,500	1,384,615
Starbucks Corp.	142,400	7,958,736
Tiffany & Co.	2,700	186,651
Tim Hortons, Inc.	600	32,124
Yum! Brands, Inc.	41,600	2,961,088

		25,679,006

Semiconductors — 2.2%
Altera Corp.	20,250	806,355
Broadcom Corp. Class A (a)	114,350	4,493,955
Xilinx, Inc.	50,600	1,843,358

		7,143,668

Software — 1.5%
Autodesk, Inc. (a)	42,400	1,794,368
Cerner Corp. (a)	100	7,616
Fiserv, Inc. (a)	3,770	261,600
Intuit, Inc.	13,700	823,781
Microsoft Corp.	50	1,613
Salesforce.com, Inc. (a)	13,000	2,008,630

		4,897,608

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 3.1%
Juniper Networks, Inc. (a)	86,350	$1,975,688
QUALCOMM, Inc.	119,100	8,101,182

		10,076,870

Transportation — 3.7%
C.H. Robinson Worldwide, Inc.	100	6,549
Expeditors International of Washington, Inc.	24,600	1,144,146
FedEx Corp.	53,300	4,901,468
J.B. Hunt Transport Services, Inc.	8,000	434,960
Kansas City Southern (a)	10,700	767,083
Union Pacific Corp.	45,200	4,858,096

		12,112,302

TOTAL COMMON STOCK (Cost $229,592,746)		327,085,775

TOTAL EQUITIES (Cost $229,592,746)		327,085,775

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,000	1,000

TOTAL MUTUAL FUNDS (Cost $1,000)		1,000

TOTAL LONG-TERM INVESTMENTS (Cost $229,593,746)		327,086,775

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (c)	$2,873,521	2,873,521

TOTAL SHORT-TERM INVESTMENTS (Cost $2,873,521)		2,873,521

TOTAL INVESTMENTS — 100.1% (Cost $232,467,267) (d)		329,960,296

Other Assets/(Liabilities) — (0.1)%		(227,535)

NET ASSETS — 100.0%		$329,732,761

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $2,873,523. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,931,595.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Aerospace & Defense — 2.9%
United Technologies Corp.	14,100	$1,169,454

Agriculture — 2.6%
Philip Morris International, Inc.	11,700	1,036,737

Apparel — 2.2%
Nike, Inc. Class B	8,000	867,520

Beverages — 5.0%
Diageo PLC Sponsored ADR (United Kingdom)	12,300	1,186,950
PepsiCo, Inc.	12,500	829,375

		2,016,325

Biotechnology — 6.4%
Celgene Corp. (a)	18,100	1,403,112
Myriad Genetics, Inc. (a)	32,400	766,584
Vertex Pharmaceuticals, Inc. (a)	9,400	385,494

		2,555,190

Chemicals — 2.0%
Monsanto Co.	10,100	805,576

Computers — 12.4%
Apple, Inc. (a)	4,335	2,598,703
Cognizant Technology Solutions Corp. Class A (a)	11,500	884,925
EMC Corp. (a)	49,600	1,482,048

		4,965,676

Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	9,100	889,798

Diversified Financial — 4.5%
BlackRock, Inc.	4,100	840,090
JP Morgan Chase & Co.	20,800	956,384

		1,796,474

Electrical Components & Equipment — 3.1%
Emerson Electric Co.	23,700	1,236,666

Health Care – Products — 4.0%
Johnson & Johnson	12,300	811,308
Medtronic, Inc.	20,800	815,152

		1,626,460

Insurance — 2.1%
MetLife, Inc.	23,000	859,050

Internet — 12.2%
Amazon.com, Inc. (a)	8,400	1,701,084
eBay, Inc. (a)	42,600	1,571,514
F5 Networks, Inc. (a)	9,100	1,228,136
Groupon, Inc. (a)	21,600	397,008

		4,897,742

	Number of Shares	Value
Lodging — 2.0%
Las Vegas Sands Corp.	14,200	$817,494

Manufacturing — 3.0%
3M Co.	13,500	1,204,335

Oil & Gas — 2.4%
Nabors Industries Ltd. (a)	54,200	947,958

Oil & Gas Services — 5.3%
National Oilwell Varco, Inc.	14,800	1,176,156
Schlumberger Ltd.	13,500	944,055

		2,120,211

Pharmaceuticals — 2.1%
Abbott Laboratories	13,600	833,544

Retail — 3.8%
Lowe’s Cos., Inc.	49,200	1,543,896

Software — 7.3%
Adobe Systems, Inc. (a)	47,600	1,633,156
Microsoft Corp.	40,400	1,302,900

		2,936,056

Telecommunications — 5.9%
Cisco Systems, Inc.	52,100	1,101,915
QUALCOMM, Inc.	18,700	1,271,974

		2,373,889

Transportation — 6.0%
Norfolk Southern Corp.	17,600	1,158,608
United Parcel Service, Inc. Class B	15,300	1,235,016

		2,393,624

TOTAL COMMON STOCK (Cost $33,961,247)		39,893,675

TOTAL EQUITIES (Cost $33,961,247)		39,893,675

TOTAL LONG-TERM INVESTMENTS (Cost $33,961,247)		39,893,675

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$272,101	$272,101

TOTAL SHORT-TERM INVESTMENTS (Cost $272,101)		272,101

TOTAL INVESTMENTS — 100.1% (Cost $34,233,348) (c)		40,165,776

Other Assets/(Liabilities) — (0.1)%		(52,032)

NET ASSETS — 100.0%		$40,113,744

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $272,101. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $280,157.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,202,686	$16,296,396
MML Concentrated Growth Fund, Class I (a)	33,675	272,429
MML Equity Fund, Initial Class (a)	309,587	6,355,592
MML Equity Income Fund, Initial Class (a)	1,811,319	18,566,020
MML Focused Equity Fund, Class II (a)	470,746	5,413,580
MML Foreign Fund, Initial Class (a)	902,671	8,042,796
MML Fundamental Growth Fund, Class II (a) (b)	944,611	11,014,159
MML Fundamental Value Fund, Class II (a) (b)	1,115,534	13,676,441
MML Global Fund, Class I (a)	892,734	8,204,221
MML High Yield Fund, Class II (a)	1,379,017	14,562,415
MML Income & Growth Fund, Initial Class (a)	878,116	8,105,009
MML Inflation-Protected and Income Fund, Initial Class (a)	962,568	11,213,915
MML Large Cap Growth Fund, Initial Class (a)	856,529	10,029,957
MML Managed Bond Fund, Initial Class (a)	7,039,157	92,360,170
MML Mid Cap Growth Fund, Initial Class (a) (b)	664,358	9,088,414
MML Mid Cap Value Fund, Initial Class (a)	974,394	10,913,217
MML PIMCO Total Return Fund, Class II (a)	4,397,062	45,509,588
MML Short-Duration Bond Fund, Class II (a)	2,682,667	27,792,434
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	196,827	3,609,709
MML Small Company Value Fund, Class II (a) (b)	291,307	5,415,404
Oppenheimer Global Securities Fund, Non-Service Shares (a) (b)	204,040	6,382,362
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a) (b)	4,855,706	27,434,736
Oppenheimer International Growth Fund, Non-Service Shares (a) (b)	2,793,510	5,447,344

		365,706,308

TOTAL MUTUAL FUNDS (Cost $336,051,213)		365,706,308

Value
TOTAL LONG-TERM INVESTMENTS (Cost $336,051,213)	$365,706,308

TOTAL INVESTMENTS — 100.1% (Cost $336,051,213) (c)	365,706,308

Other Assets/(Liabilities) — (0.1)%	(213,711)

NET ASSETS — 100.0%	$365,492,597

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Apparel — 1.4%
Steven Madden Ltd. (a)	4,155	$177,625

Auto Manufacturers — 1.3%
Wabash National Corp. (a)	15,255	157,889

Automotive & Parts — 2.5%
Titan International, Inc.	7,715	182,460
Westport Innovations, Inc. (a)	3,354	137,245

		319,705

Banks — 1.0%
Banner Corp.	5,988	131,916

Biotechnology — 1.8%
3SBio, Inc. ADR (Cayman Islands) (a)	9,617	142,332
Affymetrix, Inc. (a)	20,307	86,711

		229,043

Chemicals — 3.8%
Intrepid Potash, Inc. (a)	6,496	158,048
Rockwood Holdings, Inc. (a)	6,156	321,035

		479,083

Commercial Services — 11.3%
The Advisory Board Co. (a)	2,056	182,203
Alliance Data Systems Corp. (a)	2,455	309,232
American Public Education, Inc. (a)	2,852	108,376
Cardtronics, Inc. (a)	9,779	256,699
On Assignment, Inc. (a)	13,965	243,968
PAREXEL International Corp. (a)	11,845	319,460

		1,419,938

Computers — 4.0%
Ciber, Inc. (a)	35,439	150,261
Manhattan Associates, Inc. (a)	3,662	174,055
OCZ Technology Group, Inc. (a)	16,109	112,441
STEC, Inc. (a)	7,239	68,336

		505,093

Distribution & Wholesale — 1.5%
Tech Data Corp. (a)	3,389	183,887

Diversified Financial — 2.6%
Encore Capital Group, Inc. (a)	6,686	150,769
Evercore Partners, Inc. Class A	6,257	181,891

		332,660

Electrical Components & Equipment — 0.8%
Power-One, Inc. (a)	22,904	104,213

Electronics — 2.2%
Imax Corp. (a)	6,703	163,821
Methode Electronics, Inc.	12,554	116,501

		280,322

	Number of Shares	Value
Energy – Alternate Sources — 2.2%
FuelCell Energy, Inc. (a)	76,288	$119,772
Headwaters, Inc. (a)	36,131	151,028

		270,800

Engineering & Construction — 1.0%
Aegion Corp. (a)	6,867	122,439

Foods — 2.2%
Dean Foods Co. (a)	10,760	130,304
The Hain Celestial Group, Inc. (a)	3,229	141,462

		271,766

Hand & Machine Tools — 1.8%
Snap-on, Inc.	3,676	224,126

Health Care – Products — 4.8%
Bruker Corp. (a)	12,073	184,838
Given Imaging Ltd. (a)	4,470	83,723
HeartWare International, Inc. (a)	2,846	186,954
OraSure Technologies, Inc. (a)	13,291	152,713

		608,228

Health Care – Services — 2.0%
Air Methods Corp. (a)	2,560	223,360
Bio-Reference Laboratories, Inc. (a)	1,359	31,950

		255,310

Insurance — 3.2%
CNO Financial Group, Inc. (a)	36,345	282,764
Employers Holdings, Inc.	6,967	123,386

		406,150

Internet — 4.4%
AOL, Inc. (a)	7,693	145,936
ClickSoftware Technologies Ltd.	12,646	160,352
Limelight Networks, Inc. (a)	29,549	97,216
ValueClick, Inc. (a)	7,877	155,492

		558,996

Machinery – Diversified — 8.6%
Cascade Corp.	4,063	203,638
Chart Industries, Inc. (a)	2,481	181,932
Global Power Equipment Group, Inc. (a)	4,796	132,849
Lindsay Corp.	2,023	134,064
Wabtec Corp.	5,615	423,202

		1,075,685

Manufacturing — 4.2%
Acuity Brands, Inc.	3,389	212,931
LSB Industries, Inc. (a)	3,690	143,615
Trinity Industries, Inc.	5,036	165,936

		522,482

Media — 2.1%
Acacia Research Corp. (a)	6,478	270,392

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 2.2%
Pioneer Drilling Co. (a)	14,528	$127,846
Rosetta Resources, Inc. (a)	2,980	145,305

		273,151

Oil & Gas Services — 3.2%
Dawson Geophysical Co. (a)	4,768	163,781
Superior Energy Services, Inc. (a)	4,485	118,224
Tesco Corp. (a)	8,526	120,984

		402,989

Pharmaceuticals — 4.7%
Akorn, Inc. (a)	17,137	200,503
BioMarin Pharmaceutical, Inc. (a)	4,653	159,365
Mylan, Inc. (a)	9,715	227,817

		587,685

Retail — 1.3%
Ulta Salon Cosmetics & Fragrance, Inc.	1,702	158,099

Semiconductors — 2.6%
Integrated Device Technology, Inc. (a)	24,665	176,355
PMC-Sierra, Inc. (a)	20,436	147,752

		324,107

Software — 6.9%
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	6,426	174,466
Compuware Corp. (a)	18,930	173,967
Interactive Intelligence Group (a)	5,909	180,284
PROS Holdings, Inc. (a)	8,116	151,769
Solera Holdings, Inc.	4,159	190,856

		871,342

Telecommunications — 4.2%
Anixter International, Inc. (a)	4,892	354,817
Premiere Global Services, Inc. (a)	18,628	168,397

		523,214

Transportation — 2.1%
Hub Group, Inc. Class A (a)	3,713	133,780
Roadrunner Transportation Systems, Inc. (a)	7,275	126,221

		260,001
Trucking & Leasing — 1.2%
The Greenbrier Cos., Inc. (a)	7,698	152,343

TOTAL COMMON STOCK (Cost $10,602,171)		12,460,679

TOTAL EQUITIES (Cost $10,602,171)		12,460,679

TOTAL LONG-TERM INVESTMENTS (Cost $10,602,171)		12,460,679

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$222,073	$222,073

TOTAL SHORT-TERM INVESTMENTS (Cost $222,073)		222,073

TOTAL INVESTMENTS — 100.9% (Cost $10,824,244) (c)		12,682,752

Other Assets/(Liabilities) — (0.9)%		(110,348)

NET ASSETS — 100.0%		$12,572,404

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $222,073. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $226,904.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 95.4%
Aerospace & Defense — 1.4%
The Boeing Co.	58,000	$4,313,460
Lockheed Martin Corp.	29,500	2,650,870

		6,964,330

Agriculture — 0.8%
Archer-Daniels-Midland Co.	125,400	3,970,164

Auto Manufacturers — 0.2%
General Motors Co. (a)	46,900	1,202,985

Banks — 8.7%
Bank of America Corp.	540,177	5,169,494
Bank of New York Mellon Corp.	131,700	3,177,921
Capital One Financial Corp.	60,700	3,383,418
Northern Trust Corp.	98,400	4,669,080
PNC Financial Services Group, Inc.	71,400	4,604,586
Regions Financial Corp.	235,200	1,549,968
SunTrust Banks, Inc.	157,500	3,806,775
U.S. Bancorp	265,400	8,407,872
Wells Fargo & Co.	288,700	9,856,218

		44,625,332

Beverages — 1.2%
Molson Coors Brewing Co. Class B	43,400	1,963,850
PepsiCo, Inc.	64,900	4,306,115

		6,269,965

Biotechnology — 0.7%
Amgen, Inc.	56,500	3,841,435

Building Materials — 0.7%
Fortune Brands Home & Security, Inc. (a)	18,200	401,674
Masco Corp.	156,600	2,093,742
USG Corp. (a)	61,400	1,056,080

		3,551,496

Chemicals — 1.9%
E.I. du Pont de Nemours & Co.	51,200	2,708,480
International Flavors & Fragrances, Inc.	35,200	2,062,720
Monsanto Co.	65,000	5,184,400

		9,955,600

Coal — 0.8%
CONSOL Energy, Inc.	113,700	3,877,170

Commercial Services — 0.2%
H&R Block, Inc.	47,600	783,972

Computers — 1.5%
Computer Sciences Corp.	128,500	3,847,290
Hewlett-Packard Co.	163,700	3,900,971

		7,748,261

	Number of Shares	Value
Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	186,000	$3,600,960

Distribution & Wholesale — 0.5%
Genuine Parts Co.	41,500	2,604,125

Diversified Financial — 7.0%
American Express Co.	178,600	10,333,796
JP Morgan Chase & Co.	311,800	14,336,564
Legg Mason, Inc.	123,000	3,435,390
Morgan Stanley	86,500	1,698,860
NYSE Euronext	78,000	2,340,780
SLM Corp.	230,200	3,627,952

		35,773,342

Electric — 5.3%
Duke Energy Corp.	137,500	2,888,875
Entergy Corp.	79,200	5,322,240
Exelon Corp.	127,000	4,979,670
FirstEnergy Corp.	49,000	2,233,910
Pinnacle West Capital Corp.	53,400	2,557,860
PPL Corp.	56,700	1,602,342
Progress Energy, Inc.	68,900	3,659,279
TECO Energy, Inc.	45,400	796,770
Xcel Energy, Inc.	127,100	3,364,337

		27,405,283

Electrical Components & Equipment — 0.9%
Emerson Electric Co.	84,200	4,393,556

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	25,500	638,775

Entertainment — 0.3%
The Madison Square Garden Co. Class A (a)	45,625	1,560,375

Foods — 1.9%
Campbell Soup Co.	126,300	4,275,255
ConAgra Foods, Inc.	117,900	3,096,054
The Hershey Co.	6,400	392,512
McCormick & Co., Inc.	40,200	2,188,086

		9,951,907

Forest Products & Paper — 1.8%
International Paper Co.	192,200	6,746,220
MeadWestvaco Corp.	86,300	2,726,217

		9,472,437

Gas — 1.0%
NiSource, Inc.	217,000	5,283,950

Health Care – Products — 1.3%
Johnson & Johnson	101,300	6,681,748

Health Care – Services — 1.6%
Quest Diagnostics, Inc.	47,700	2,916,855
Thermo Fisher Scientific, Inc.	92,600	5,220,788

		8,137,643

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 1.1%
Whirlpool Corp.	73,900	$5,679,954

Household Products — 2.5%
Avery Dennison Corp.	59,100	1,780,683
Beam, Inc.	5,600	327,992
The Clorox Co.	70,200	4,826,250
Kimberly-Clark Corp.	77,500	5,726,475

		12,661,400

Insurance — 4.0%
The Allstate Corp.	170,300	5,606,276
The Chubb Corp.	31,800	2,197,698
Lincoln National Corp.	109,000	2,873,240
Loews Corp.	37,200	1,483,164
Marsh & McLennan Cos., Inc.	166,100	5,446,419
Sun Life Financial, Inc.	86,000	2,037,340
XL Group PLC	30,200	655,038

		20,299,175

Iron & Steel — 1.0%
Nucor Corp.	122,200	5,248,490

Leisure Time — 0.9%
Carnival Corp.	63,600	2,040,288
Harley-Davidson, Inc.	57,500	2,822,100

		4,862,388

Lodging — 0.5%
Marriott International, Inc. Class A	65,164	2,466,457

Machinery – Construction & Mining — 0.6%
Ingersoll-Rand PLC	69,400	2,869,690

Machinery – Diversified — 0.3%
Xylem, Inc.	56,900	1,578,975

Manufacturing — 7.5%
3M Co.	79,900	7,127,879
Cooper Industries PLC Class A	77,500	4,956,125
General Electric Co.	678,200	13,611,474
Honeywell International, Inc.	96,400	5,885,220
Illinois Tool Works, Inc.	105,900	6,049,008
ITT Corp.	37,100	851,074

		38,480,780

Media — 5.1%
Cablevision Systems Corp. Class A	123,900	1,818,852
Comcast Corp. Class A	118,300	3,550,183
The McGraw-Hill Cos., Inc.	92,600	4,488,322
The New York Times Co. Class A (a)	155,000	1,052,450
Time Warner, Inc.	187,033	7,060,496
The Walt Disney Co.	144,300	6,317,454
WPP PLC	121,099	1,655,314

		25,943,071

Mining — 0.7%
Vulcan Materials Co.	83,200	3,555,136

	Number of Shares	Value
Oil & Gas — 11.0%
Anadarko Petroleum Corp.	69,600	$5,452,464
BP PLC Sponsored ADR (United Kingdom)	70,800	3,186,000
Chevron Corp.	127,200	13,640,928
ConocoPhillips	36,100	2,743,961
Diamond Offshore Drilling, Inc.	60,100	4,011,675
Exxon Mobil Corp.	131,500	11,404,995
Murphy Oil Corp.	100,900	5,677,643
Petroleo Brasileiro SA Sponsored ADR (Brazil)	47,700	1,266,912
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	126,100	8,843,393

		56,227,971

Oil & Gas Services — 0.8%
Schlumberger Ltd.	61,800	4,321,674

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	127,100	4,289,625
Merck & Co., Inc.	144,300	5,541,120
Pfizer, Inc.	268,654	6,087,700

		15,918,445

Pipelines — 0.5%
Spectra Energy Corp.	79,450	2,506,648

Real Estate Investment Trusts (REITS) — 0.5%
Weyerhaeuser Co.	112,442	2,464,729

Retail — 2.4%
The Home Depot, Inc.	35,700	1,796,067
Kohl’s Corp.	70,300	3,517,109
Macy’s, Inc.	80,100	3,182,373
Staples, Inc.	222,200	3,595,196
Tiffany & Co.	4,300	297,259

		12,388,004

Semiconductors — 1.7%
Analog Devices, Inc.	89,600	3,619,840
Applied Materials, Inc.	245,900	3,058,996
Texas Instruments, Inc.	61,500	2,067,015

		8,745,851

Software — 1.5%
Microsoft Corp.	232,300	7,491,675

Telecommunications — 6.4%
AT&T, Inc.	283,300	8,847,459
CenturyLink, Inc.	75,605	2,922,133
Cisco Systems, Inc.	211,600	4,475,340
Corning, Inc.	172,800	2,433,024
Harris Corp.	115,200	5,193,216
Nokia Corp. Sponsored ADR (Finland)	143,300	786,717
Telefonica SA	112,513	1,845,737
Verizon Communications, Inc.	108,500	4,147,955

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vodafone Group PLC	704,396	$1,944,928

		32,596,509

Toys, Games & Hobbies — 1.3%
Hasbro, Inc.	46,900	1,722,168
Mattel, Inc.	146,100	4,917,726

		6,639,894

Transportation — 1.5%
United Continental Holdings, Inc. (a)	97,500	2,096,250
United Parcel Service, Inc. Class B	66,200	5,343,664

		7,439,914

TOTAL COMMON STOCK (Cost $401,182,569)		488,681,641

PREFERRED STOCK — 0.7%
Auto Manufacturers — 0.7%
General Motors Co. 4.750%	83,350	3,488,198

TOTAL PREFERRED STOCK (Cost $4,171,346)		3,488,198

TOTAL EQUITIES (Cost $405,353,915)		492,169,839

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,119	1,119

TOTAL MUTUAL FUNDS (Cost $1,119)		1,119

TOTAL LONG-TERM INVESTMENTS (Cost $405,355,034)		492,170,958

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$21,059,783	21,059,783

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	67,889	67,889

TOTAL SHORT-TERM INVESTMENTS (Cost $21,127,672)		21,127,672

Value
TOTAL INVESTMENTS — 100.2% (Cost $426,482,706) (c)	$513,298,630

Other Assets/(Liabilities) — (0.2)%	(923,261)

NET ASSETS — 100.0%	$512,375,369

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $21,059,801. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 11/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $21,485,109.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	10,950	$124,940
Omnicom Group, Inc.	6,950	352,017

		476,957

Aerospace & Defense — 1.9%
The Boeing Co.	18,760	1,395,181
General Dynamics Corp.	8,921	654,623
Goodrich Corp.	3,190	400,154
L-3 Communications Holdings, Inc.	2,513	177,845
Lockheed Martin Corp.	6,728	604,578
Northrop Grumman Corp.	6,318	385,903
Raytheon Co.	8,511	449,211
Rockwell Collins, Inc.	3,796	218,498
United Technologies Corp.	22,863	1,896,257

		6,182,250

Agriculture — 2.1%
Altria Group, Inc.	51,491	1,589,527
Archer-Daniels-Midland Co.	16,692	528,469
Lorillard, Inc.	3,320	429,874
Philip Morris International, Inc.	43,258	3,833,091
Reynolds American, Inc.	8,429	349,298

		6,730,259

Airlines — 0.0%
Southwest Airlines Co.	19,194	158,159

Apparel — 0.5%
Nike, Inc. Class B	9,251	1,003,178
Ralph Lauren Corp.	1,632	284,507
VF Corp.	2,206	322,032

		1,609,717

Auto Manufacturers — 0.5%
Ford Motor Co.	95,709	1,195,406
Paccar, Inc.	9,016	422,219

		1,617,625

Automotive & Parts — 0.3%
BorgWarner, Inc. (a)	2,744	231,429
The Goodyear Tire & Rubber Co. (a)	6,457	72,448
Johnson Controls, Inc.	17,005	552,322

		856,199

Banks — 4.4%
Bank of America Corp.	269,952	2,583,441
Bank of New York Mellon Corp.	30,312	731,429
BB&T Corp.	17,515	549,796
Capital One Financial Corp.	13,867	772,947
Comerica, Inc.	4,829	156,266
Fifth Third Bancorp	22,825	320,691

	Number of Shares	Value
First Horizon National Corp.	6,141	$63,744
Huntington Bancshares, Inc.	21,470	138,481
KeyCorp	23,990	203,915
M&T Bank Corp.	3,240	281,491
Northern Trust Corp.	6,439	305,531
PNC Financial Services Group, Inc.	13,299	857,653
Regions Financial Corp.	35,511	234,017
State Street Corp.	12,297	559,513
SunTrust Banks, Inc.	13,359	322,887
U.S. Bancorp	48,180	1,526,342
Wells Fargo & Co.	132,508	4,523,823
Zions Bancorp	4,655	99,896

		14,231,863

Beverages — 2.4%
Brown-Forman Corp. Class B	2,490	207,641
The Coca-Cola Co.	56,896	4,210,873
Coca-Cola Enterprises, Inc.	7,439	212,755
Constellation Brands, Inc. Class A (a)	4,220	99,550
Dr. Pepper Snapple Group, Inc.	5,229	210,258
Molson Coors Brewing Co. Class B	4,008	181,362
PepsiCo, Inc.	39,454	2,617,773

		7,740,212

Biotechnology — 1.0%
Amgen, Inc.	19,853	1,349,805
Biogen Idec, Inc. (a)	6,000	755,820
Celgene Corp. (a)	10,978	851,015
Life Technologies Corp. (a)	4,447	217,103

		3,173,743

Building Materials — 0.0%
Masco Corp.	8,649	115,637

Chemicals — 2.3%
Air Products & Chemicals, Inc.	5,255	482,409
Airgas, Inc.	1,675	149,025
CF Industries Holdings, Inc.	1,654	302,103
The Dow Chemical Co.	29,863	1,034,454
E.I. du Pont de Nemours & Co.	23,461	1,241,087
Eastman Chemical Co.	3,426	177,090
Ecolab, Inc.	7,309	451,112
FMC Corp.	1,806	191,183
International Flavors & Fragrances, Inc.	1,966	115,208
Monsanto Co.	13,403	1,069,023
The Mosaic Co.	7,522	415,891
PPG Industries, Inc.	3,875	371,225
Praxair, Inc.	7,508	860,717
The Sherwin-Williams Co.	2,149	233,532
Sigma-Aldrich Corp.	3,086	225,463

		7,319,522

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.1%
Alpha Natural Resources, Inc. (a)	5,305	$80,689
CONSOL Energy, Inc.	5,772	196,825
Peabody Energy Corp.	6,806	197,102

		474,616

Commercial Services — 1.7%
Apollo Group, Inc. Class A (a)	2,925	113,022
Automatic Data Processing, Inc.	12,408	684,797
DeVry, Inc.	1,375	46,571
Donnelley (R.R.) & Sons Co.	4,212	52,187
Equifax, Inc.	2,982	131,983
H&R Block, Inc.	7,583	124,892
Iron Mountain, Inc.	4,306	124,013
MasterCard, Inc. Class A	2,670	1,122,842
McKesson Corp.	6,214	545,403
Moody’s Corp.	4,836	203,596
Paychex, Inc.	7,961	246,711
Quanta Services, Inc. (a)	5,156	107,760
Robert Half International, Inc.	3,562	107,929
SAIC, Inc. (a)	7,189	94,895
Total System Services, Inc.	3,866	89,189
Visa, Inc. Class A	12,506	1,475,708
Western Union Co.	15,354	270,230

		5,541,728

Computers — 8.2%
Accenture PLC Class A	16,279	1,049,995
Apple, Inc. (a)	23,432	14,046,781
Cognizant Technology Solutions Corp. Class A (a)	7,610	585,589
Computer Sciences Corp.	3,907	116,976
Dell, Inc. (a)	38,145	633,207
EMC Corp. (a)	51,620	1,542,406
Hewlett-Packard Co.	49,719	1,184,804
International Business Machines Corp.	29,115	6,074,845
Lexmark International, Inc. Class A	1,776	59,034
NetApp, Inc. (a)	9,069	406,019
SanDisk Corp. (a)	6,058	300,416
Teradata Corp. (a)	4,247	289,433
Western Digital Corp. (a)	5,846	241,966

		26,531,471

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	11,008	213,115
Colgate-Palmolive Co.	12,027	1,176,000
The Estee Lauder Cos., Inc. Class A	5,600	346,864
The Procter & Gamble Co.	69,180	4,649,588

		6,385,567

Distribution & Wholesale — 0.3%
Fastenal Co.	7,494	405,425
Genuine Parts Co.	3,871	242,905

	Number of Shares	Value
W.W. Grainger, Inc.	1,544	$331,667

		979,997

Diversified Financial — 4.7%
American Express Co.	25,490	1,474,851
Ameriprise Financial, Inc.	5,553	317,243
BlackRock, Inc.	2,506	513,479
The Charles Schwab Corp.	27,098	389,398
Citigroup, Inc.	73,621	2,690,848
CME Group, Inc.	1,682	486,653
Discover Financial Services	13,304	443,555
E*TRADE Financial Corp. (a)	6,716	73,540
Federated Investors, Inc. Class B	2,443	54,748
Franklin Resources, Inc.	3,540	439,066
The Goldman Sachs Group, Inc.	12,432	1,546,168
IntercontinentalExchange, Inc. (a)	1,800	247,356
Invesco Ltd.	11,295	301,238
JP Morgan Chase & Co.	95,932	4,410,953
Legg Mason, Inc.	3,270	91,331
Morgan Stanley	38,294	752,094
The NASDAQ OMX Group, Inc. (a)	3,174	82,207
NYSE Euronext	6,333	190,053
SLM Corp.	13,013	205,085
T. Rowe Price Group, Inc.	6,305	411,717

		15,121,583

Electric — 3.1%
The AES Corp. (a)	16,022	209,408
Ameren Corp.	6,039	196,751
American Electric Power Co., Inc.	12,206	470,907
CenterPoint Energy, Inc.	10,666	210,334
CMS Energy Corp.	6,515	143,330
Consolidated Edison, Inc.	7,357	429,796
Dominion Resources, Inc.	14,213	727,848
DTE Energy Co.	4,306	236,959
Duke Energy Corp.	33,387	701,461
Edison International	8,123	345,309
Entergy Corp.	4,507	302,870
Exelon Corp.	21,424	840,035
FirstEnergy Corp.	10,592	482,889
Integrys Energy Group, Inc.	2,054	108,841
NextEra Energy, Inc.	10,494	640,974
Northeast Utilities	4,387	162,845
NRG Energy, Inc. (a)	5,609	87,893
Pepco Holdings, Inc.	5,920	111,829
PG&E Corp.	10,428	452,679
Pinnacle West Capital Corp.	2,663	127,558
PPL Corp.	14,723	416,072
Progress Energy, Inc.	7,349	390,305
Public Service Enterprise Group, Inc.	12,810	392,114
SCANA Corp.	2,998	136,739
The Southern Co.	21,817	980,238
TECO Energy, Inc.	5,149	90,365

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wisconsin Energy Corp.	5,896	$207,421
Xcel Energy, Inc.	12,348	326,852

		9,930,622

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	18,413	960,790
Molex, Inc.	3,305	92,937

		1,053,727

Electronics — 0.5%
Agilent Technologies, Inc.	8,697	387,103
Amphenol Corp. Class A	4,053	242,248
FLIR Systems, Inc.	3,803	96,254
Jabil Circuit, Inc.	4,524	113,643
PerkinElmer, Inc.	2,764	76,452
TE Connectivity Ltd.	10,628	390,579
Waters Corp. (a)	2,217	205,427

		1,511,706

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,470	36,823

Engineering & Construction — 0.1%
Fluor Corp.	4,267	256,191
Jacobs Engineering Group, Inc. (a)	3,141	139,366

		395,557

Entertainment — 0.0%
International Game Technology	7,272	122,097

Environmental Controls — 0.3%
Republic Services, Inc.	7,828	239,224
Stericycle, Inc. (a)	2,158	180,495
Waste Management, Inc.	11,521	402,774

		822,493

Foods — 1.9%
Campbell Soup Co.	4,421	149,651
ConAgra Foods, Inc.	10,282	270,005
Dean Foods Co. (a)	4,777	57,850
General Mills, Inc.	16,095	634,948
H.J. Heinz Co.	7,975	427,061
The Hershey Co.	3,931	241,088
Hormel Foods Corp.	3,297	97,328
The J.M. Smucker Co.	2,909	236,676
Kellogg Co.	6,228	334,008
Kraft Foods, Inc. Class A	44,569	1,694,068
The Kroger Co.	14,210	344,308
McCormick & Co., Inc.	3,319	180,653
Safeway, Inc.	6,710	135,609
Sara Lee Corp.	14,644	315,285
SUPERVALU, Inc.	5,471	31,239
Sysco Corp.	14,868	443,959
Tyson Foods, Inc. Class A	7,326	140,293
Whole Foods Market, Inc.	4,111	342,035

		6,076,064

	Number of Shares	Value
Forest Products & Paper — 0.2%
International Paper Co.	10,948	$384,275
MeadWestvaco Corp.	4,156	131,288

		515,563

Gas — 0.2%
AGL Resources, Inc.	2,947	115,581
NiSource, Inc.	6,889	167,747
Sempra Energy	5,958	357,242

		640,570

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,396	85,114
Stanley Black & Decker, Inc.	4,279	329,312

		414,426

Health Care – Products — 3.1%
Baxter International, Inc.	14,135	844,990
Becton, Dickinson & Co.	5,258	408,284
Boston Scientific Corp. (a)	37,079	221,732
C.R. Bard, Inc.	2,112	208,497
CareFusion Corp. (a)	5,556	144,067
Covidien PLC	12,242	669,393
Edwards Lifesciences Corp. (a)	2,854	207,571
Intuitive Surgical, Inc. (a)	984	533,082
Johnson & Johnson	68,883	4,543,523
Medtronic, Inc.	26,170	1,025,602
St. Jude Medical, Inc.	7,987	353,904
Stryker Corp.	8,144	451,829
Varian Medical Systems, Inc. (a)	2,846	196,260
Zimmer Holdings, Inc.	4,527	290,996

		10,099,730

Health Care – Services — 1.5%
Aetna, Inc.	8,794	441,107
Cigna Corp.	7,205	354,846
Coventry Health Care, Inc.	3,601	128,088
DaVita, Inc. (a)	2,327	209,826
Humana, Inc.	4,073	376,671
Laboratory Corporation of America Holdings (a)	2,481	227,111
Quest Diagnostics, Inc.	4,054	247,902
Tenet Healthcare Corp. (a)	10,535	55,941
Thermo Fisher Scientific, Inc.	9,232	520,500
UnitedHealth Group, Inc.	26,243	1,546,762
WellPoint, Inc.	8,405	620,289

		4,729,043

Holding Company – Diversified — 0.0%
Leucadia National Corp.	4,867	127,029

Home Builders — 0.1%
D.R. Horton, Inc.	7,339	111,332
Lennar Corp. Class A	4,228	114,917
PulteGroup, Inc. (a)	8,841	78,243

		304,492

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.1%
Harman International Industries, Inc.	1,835	$85,896
Whirlpool Corp.	1,904	146,342

		232,238

Household Products — 0.4%
Avery Dennison Corp.	2,634	79,362
Beam, Inc.	3,897	228,247
The Clorox Co.	3,288	226,050
Kimberly-Clark Corp.	9,867	729,073

		1,262,732

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,118	126,772

Insurance — 3.5%
ACE Ltd.	8,549	625,787
Aflac, Inc.	11,788	542,130
The Allstate Corp.	12,482	410,908
American International Group, Inc. (a)	13,474	415,403
Aon Corp.	8,121	398,416
Assurant, Inc.	2,258	91,449
Berkshire Hathaway, Inc. Class B (a)	44,186	3,585,694
The Chubb Corp.	6,802	470,086
Cincinnati Financial Corp.	3,990	137,695
Genworth Financial, Inc. Class A (a)	12,148	101,071
The Hartford Financial Services Group, Inc.	10,988	231,627
Lincoln National Corp.	7,152	188,527
Loews Corp.	7,688	306,521
Marsh & McLennan Cos., Inc.	13,766	451,387
MetLife, Inc.	26,744	998,888
Principal Financial Group, Inc.	7,421	218,994
The Progressive Corp.	15,476	358,734
Prudential Financial, Inc.	11,813	748,826
Torchmark Corp.	2,485	123,877
The Travelers Cos., Inc.	9,891	585,547
Unum Group	7,207	176,427
XL Group PLC	7,756	168,228

		11,336,222

Internet — 3.0%
Akamai Technologies, Inc. (a)	4,460	163,682
Amazon.com, Inc. (a)	9,161	1,855,194
eBay, Inc. (a)	28,756	1,060,809
Expedia, Inc.	2,475	82,764
F5 Networks, Inc. (a)	1,982	267,491
Google, Inc. Class A (a)	6,374	4,087,264
Netflix, Inc. (a)	1,376	158,295
Priceline.com, Inc. (a)	1,243	891,852
Symantec Corp. (a)	18,312	342,434
TripAdvisor, Inc. (a)	2,475	88,283
VeriSign, Inc.	4,011	153,782

	Number of Shares	Value
Yahoo!, Inc. (a)	30,337	$461,729

		9,613,579

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	2,791	114,906
Cliffs Natural Resources, Inc.	3,555	246,219
Nucor Corp.	7,916	339,992
United States Steel Corp.	3,605	105,879

		806,996

Leisure Time — 0.2%
Carnival Corp.	11,311	362,857
Harley-Davidson, Inc.	5,793	284,320

		647,177

Lodging — 0.3%
Marriott International, Inc. Class A	6,694	253,368
Starwood Hotels & Resorts Worldwide, Inc.	4,874	274,943
Wyndham Worldwide Corp.	3,777	175,668
Wynn Resorts Ltd.	2,024	252,757

		956,736

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	16,293	1,735,530
Ingersoll-Rand PLC	7,506	310,373
Joy Global, Inc.	2,659	195,437

		2,241,340

Machinery – Diversified — 0.8%
Cummins, Inc.	4,844	581,474
Deere & Co.	10,102	817,252
Eaton Corp.	8,314	414,287
Flowserve Corp.	1,399	161,598
Rockwell Automation, Inc.	3,647	290,666
Roper Industries, Inc.	2,409	238,876
Xylem, Inc.	4,681	129,898

		2,634,051

Manufacturing — 3.6%
3M Co.	17,464	1,557,963
Cooper Industries PLC	3,972	254,009
Danaher Corp.	14,411	807,016
Dover Corp.	4,632	291,538
General Electric Co.	265,841	5,335,429
Honeywell International, Inc.	19,539	1,192,856
Illinois Tool Works, Inc.	12,102	691,266
Leggett & Platt, Inc.	3,453	79,454
Pall Corp.	2,871	171,198
Parker Hannifin Corp.	3,753	317,316
Textron, Inc.	6,914	192,417
Tyco International Ltd.	11,582	650,677

		11,541,139

Media — 3.0%
Cablevision Systems Corp. Class A	5,137	75,411

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CBS Corp. Class B	16,438	$557,412
Comcast Corp. Class A	67,738	2,032,817
DIRECTV Class A (a)	16,983	837,941
Discovery Communications, Inc. Series A (a)	6,503	329,052
Gannett Co., Inc.	6,260	95,966
The McGraw-Hill Cos., Inc.	6,938	336,285
News Corp. Class A	54,105	1,065,327
Scripps Networks Interactive Class A	2,385	116,126
Time Warner Cable, Inc.	7,886	642,709
Time Warner, Inc.	24,309	917,665
Viacom, Inc. Class B	13,574	644,222
The Walt Disney Co.	44,974	1,968,962
The Washington Post Co. Class B	123	45,949

		9,665,844

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,666	633,851

Mining — 0.6%
Alcoa, Inc.	27,057	271,111
Freeport-McMoRan Copper & Gold, Inc.	23,724	902,461
Newmont Mining Corp.	12,388	635,133
Titanium Metals Corp.	2,370	32,137
Vulcan Materials Co.	3,145	134,386

		1,975,228

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,079	89,289
Xerox Corp.	33,365	269,589

		358,878

Oil & Gas — 9.0%
Anadarko Petroleum Corp.	12,582	985,674
Apache Corp.	9,704	974,670
Cabot Oil & Gas Corp.	5,230	163,019
Chesapeake Energy Corp.	16,466	381,517
Chevron Corp.	49,699	5,329,721
ConocoPhillips	32,179	2,445,926
Denbury Resources, Inc. (a)	9,612	175,227
Devon Energy Corp.	10,104	718,596
Diamond Offshore Drilling, Inc.	1,690	112,808
EOG Resources, Inc.	6,806	756,147
EQT Corp.	3,750	180,787
Exxon Mobil Corp.	118,458	10,273,862
Helmerich & Payne, Inc.	2,668	143,939
Hess Corp.	7,630	449,788
Marathon Oil Corp.	17,862	566,225
Marathon Petroleum Corp.	8,643	374,760
Murphy Oil Corp.	4,810	270,659
Nabors Industries Ltd. (a)	7,244	126,698
Newfield Exploration Co. (a)	3,419	118,571
Noble Corp. (a)	6,322	236,885
Noble Energy, Inc.	4,431	433,263

	Number of Shares	Value
Occidental Petroleum Corp.	20,429	$1,945,454
Pioneer Natural Resources Co.	3,110	347,045
QEP Resources, Inc.	4,370	133,285
Range Resources Corp.	3,904	226,979
Rowan Companies, Inc. (a)	3,023	99,547
Southwestern Energy Co. (a)	8,907	272,554
Sunoco, Inc.	2,666	101,708
Tesoro Corp. (a)	3,385	90,853
Valero Energy Corp.	13,819	356,116
WPX Energy, Inc. (a)	5,046	90,878

		28,883,161

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	10,937	458,698
Cameron International Corp. (a)	6,286	332,090
FMC Technologies, Inc. (a)	5,958	300,402
Halliburton Co.	23,348	774,920
National Oilwell Varco, Inc.	10,626	844,448
Schlumberger Ltd.	33,503	2,342,865

		5,053,423

Packaging & Containers — 0.1%
Ball Corp.	3,968	170,148
Bemis Co., Inc.	2,592	83,696
Owens-Illinois, Inc. (a)	3,952	92,239
Sealed Air Corp.	4,881	94,252

		440,335

Pharmaceuticals — 5.4%
Abbott Laboratories	39,467	2,418,932
Allergan, Inc.	7,629	728,035
AmerisourceBergen Corp.	6,589	261,452
Bristol-Myers Squibb Co.	42,426	1,431,878
Cardinal Health, Inc.	8,658	373,246
DENTSPLY International, Inc.	3,489	140,014
Eli Lilly & Co.	25,734	1,036,308
Express Scripts, Inc. (a)	12,163	658,991
Forest Laboratories, Inc. (a)	6,799	235,857
Gilead Sciences, Inc. (a)	19,036	929,909
Hospira, Inc. (a)	4,246	158,758
Mead Johnson Nutrition Co.	5,123	422,545
Medco Health Solutions, Inc. (a)	9,699	681,840
Merck & Co., Inc.	76,607	2,941,709
Mylan, Inc. (a)	10,702	250,962
Patterson Cos., Inc.	2,206	73,680
Perrigo Co.	2,379	245,775
Pfizer, Inc.	189,347	4,290,603
Watson Pharmaceuticals, Inc. (a)	3,237	217,073

		17,497,567

Pipelines — 0.6%
El Paso Corp.	19,489	575,900
ONEOK, Inc.	2,655	216,807
Spectra Energy Corp.	16,429	518,335

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	15,063	$464,091

		1,775,133

Real Estate — 0.1%
CBRE Group, Inc. (a)	8,052	160,718

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	9,956	627,427
Apartment Investment & Management Co. Class A	3,083	81,422
AvalonBay Communities, Inc.	2,411	340,795
Boston Properties, Inc.	3,694	387,833
Equity Residential	7,581	474,722
HCP, Inc.	10,253	404,583
Health Care REIT, Inc.	5,328	292,827
Host Hotels & Resorts, Inc.	17,800	292,276
Kimco Realty Corp.	10,242	197,261
Plum Creek Timber Co., Inc.	4,075	169,357
ProLogis, Inc.	11,426	411,565
Public Storage	3,544	489,675
Simon Property Group, Inc.	7,728	1,125,815
Ventas, Inc.	7,233	413,004
Vornado Realty Trust	4,628	389,678
Weyerhaeuser Co.	13,382	293,333

		6,391,573

Retail — 6.4%
Abercrombie & Fitch Co. Class A	2,192	108,745
AutoNation, Inc. (a)	1,234	42,339
AutoZone, Inc. (a)	664	246,875
Bed Bath & Beyond, Inc. (a)	5,981	393,370
Best Buy Co., Inc.	7,187	170,188
Big Lots, Inc. (a)	1,633	70,252
CarMax, Inc. (a)	5,666	196,327
Chipotle Mexican Grill, Inc. (a)	781	326,458
Coach, Inc.	7,278	562,444
Costco Wholesale Corp.	10,961	995,259
CVS Caremark Corp.	32,827	1,470,650
Darden Restaurants, Inc.	3,250	166,270
Dollar Tree, Inc. (a)	2,982	281,769
Family Dollar Stores, Inc.	2,968	187,815
GameStop Corp. Class A	3,618	79,017
The Gap, Inc.	8,298	216,910
The Home Depot, Inc.	38,787	1,951,374
J.C. Penney Co., Inc.	3,582	126,910
Kohl’s Corp.	6,437	322,043
Limited Brands, Inc.	6,245	299,760
Lowe’s Cos., Inc.	31,317	982,727
Macy’s, Inc.	10,496	417,006
McDonald’s Corp.	25,633	2,514,597
Nordstrom, Inc.	4,045	225,387
O’Reilly Automotive, Inc. (a)	3,153	288,027
Ross Stores, Inc.	5,651	328,323
Sears Holdings Corp. (a)	959	63,534
Staples, Inc.	17,586	284,542

	Number of Shares	Value
Starbucks Corp.	18,887	$1,055,594
Target Corp.	16,813	979,694
Tiffany & Co.	3,192	220,663
The TJX Cos., Inc.	18,863	749,050
Urban Outfitters, Inc. (a)	2,703	78,684
Wal-Mart Stores, Inc.	43,936	2,688,883
Walgreen Co.	21,918	734,034
Yum! Brands, Inc.	11,613	826,613

		20,652,133

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	13,808	100,936
People’s United Financial, Inc.	8,958	118,604

		219,540

Semiconductors — 2.4%
Advanced Micro Devices, Inc. (a)	15,212	122,000
Altera Corp.	8,127	323,617
Analog Devices, Inc.	7,562	305,505
Applied Materials, Inc.	32,452	403,703
Broadcom Corp. Class A (a)	12,374	486,298
Intel Corp.	125,458	3,526,624
KLA-Tencor Corp.	4,217	229,489
Linear Technology Corp.	5,739	193,404
LSI Corp. (a)	14,735	127,900
Microchip Technology, Inc.	4,698	174,766
Micron Technology, Inc. (a)	25,148	203,699
Novellus Systems, Inc. (a)	1,714	85,546
NVIDIA Corp. (a)	15,513	238,745
Teradyne, Inc. (a)	4,803	81,123
Texas Instruments, Inc.	28,823	968,741
Xilinx, Inc.	6,612	240,875

		7,712,035

Software — 3.9%
Adobe Systems, Inc. (a)	12,410	425,787
Autodesk, Inc. (a)	5,737	242,790
BMC Software, Inc. (a)	4,251	170,720
CA, Inc.	9,343	257,493
Cerner Corp. (a)	3,641	277,299
Citrix Systems, Inc. (a)	4,686	369,772
The Dun & Bradstreet Corp.	1,218	103,201
Electronic Arts, Inc. (a)	8,329	137,262
Fidelity National Information Services, Inc.	5,920	196,070
Fiserv, Inc. (a)	3,496	242,587
Intuit, Inc.	7,485	450,073
Microsoft Corp.	187,491	6,046,585
Oracle Corp.	98,511	2,872,581
Red Hat, Inc. (a)	4,785	286,574
Salesforce.com, Inc. (a)	3,399	525,180

		12,603,974

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 5.1%
AT&T, Inc.	148,930	$4,651,084
CenturyLink, Inc.	15,679	605,993
Cisco Systems, Inc.	135,353	2,862,716
Corning, Inc.	38,289	539,109
Crown Castle International Corp. (a)	6,270	334,442
Frontier Communications Corp.	25,258	105,326
Harris Corp.	2,755	124,195
JDS Uniphase Corp. (a)	5,851	84,781
Juniper Networks, Inc. (a)	13,242	302,977
MetroPCS Communications, Inc. (a)	6,957	62,752
Motorola Mobility Holdings, Inc. (a)	6,578	258,121
Motorola Solutions, Inc.	7,404	376,345
QUALCOMM, Inc.	42,506	2,891,258
Sprint Nextel Corp. (a)	76,336	217,558
Verizon Communications, Inc.	71,223	2,722,855
Windstream Corp.	14,526	170,100

		16,309,612

Textiles — 0.0%
Cintas Corp.	2,759	107,932

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,046	111,849
Mattel, Inc.	8,429	283,720

		395,569

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	4,140	271,129
CSX Corp.	26,208	563,996
Expeditors International of Washington, Inc.	5,440	253,015
FedEx Corp.	7,921	728,415
Norfolk Southern Corp.	8,241	542,505
Ryder System, Inc.	1,371	72,389
Union Pacific Corp.	12,094	1,299,863
United Parcel Service, Inc. Class B	24,013	1,938,329

		5,669,641

TOTAL COMMON STOCK (Cost $242,429,796)		319,932,176

TOTAL EQUITIES (Cost $242,429,796)		319,932,176

TOTAL LONG-TERM INVESTMENTS (Cost $242,429,796)		319,932,176

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$1,860,089	$1,860,089

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (c) 0.021% 5/03/12	490,000	489,991

TOTAL SHORT-TERM INVESTMENTS (Cost $2,350,080)		2,350,080

TOTAL INVESTMENTS — 100.0% (Cost $244,779,876) (d)		322,282,256

Other Assets/(Liabilities) — (0.0)%		(108,641)

NET ASSETS — 100.0%		$322,173,615

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,860,091. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,900,195.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.7%

COMMON STOCK — 93.7%
Aerospace & Defense — 4.2%
The Boeing Co.	72,500	$5,391,825

Automotive & Parts — 3.5%
Delphi Automotive PLC (a)	140,000	4,424,000

Banks — 5.4%
Wells Fargo & Co.	203,500	6,947,490

Building Materials — 3.6%
Fortune Brands Home & Security, Inc. (a)	209,000	4,612,630

Commercial Services — 9.3%
Robert Half International, Inc.	170,000	5,151,000
Visa, Inc. Class A	57,000	6,726,000

		11,877,000

Computers — 4.7%
Diebold, Inc.	157,000	6,047,640

Diversified Financial — 5.0%
Franklin Resources, Inc.	51,500	6,387,545

Electric — 3.0%
Calpine Corp. (a)	226,000	3,889,460

Entertainment — 5.0%
Penn National Gaming, Inc. (a)	150,000	6,447,000

Leisure Time — 4.3%
Carnival Corp.	170,000	5,453,600

Lodging — 4.6%
Starwood Hotels & Resorts Worldwide, Inc.	104,000	5,866,640

Manufacturing — 4.2%
Illinois Tool Works, Inc.	95,000	5,426,400

Oil & Gas — 3.6%
Apache Corp.	46,000	4,620,240

Oil & Gas Services — 7.1%
Dresser-Rand Group, Inc. (a)	98,000	4,546,220
National Oilwell Varco, Inc.	57,500	4,569,525

		9,115,745

Retail — 13.1%
Cabela’s, Inc. (a)	153,500	5,856,025
CarMax, Inc. (a)	150,000	5,197,500
Tiffany & Co.	82,000	5,668,660

		16,722,185

	Number of Shares	Value
Semiconductors — 13.1%
Applied Materials, Inc.	555,000	$6,904,200
Intel Corp.	348,000	9,782,280

		16,686,480

TOTAL COMMON STOCK (Cost $103,700,732)		119,915,880

TOTAL EQUITIES (Cost $103,700,732)		119,915,880

TOTAL LONG-TERM INVESTMENTS (Cost $103,700,732)		119,915,880

	Principal Amount
SHORT-TERM INVESTMENTS — 7.3%
Repurchase Agreement — 7.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$9,349,430	9,349,430

TOTAL SHORT-TERM INVESTMENTS (Cost $9,349,430)		9,349,430

TOTAL INVESTMENTS — 101.0% (Cost $113,050,162) (c)		129,265,310

Other Assets/(Liabilities) — (1.0)%		(1,333,252)

NET ASSETS — 100.0%		$127,932,058

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $9,349,438. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $9,539,030.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.3%

COMMON STOCK — 93.1%
Aerospace & Defense — 1.7%
BAE Systems PLC	698,450	$3,348,219
Embraer SA Sponsored ADR (Brazil)	83,640	2,674,807

		6,023,026

Airlines — 0.5%
Deutsche Lufthansa AG	124,530	1,742,052

Auto Manufacturers — 2.2%
Nissan Motor Co. Ltd.	341,570	3,660,952
Toyota Motor Corp. Sponsored ADR (Japan)	47,390	4,114,400

		7,775,352

Automotive & Parts — 1.1%
Cie Generale des Etablissements Michelin Class B	51,053	3,799,730

Banks — 7.7%
Banco Santander SA	212,213	1,631,431
Credit Agricole SA	207,090	1,288,331
DBS Group Holdings, Ltd.	573,479	6,465,729
HSBC Holdings PLC	474,400	4,172,522
ICICI Bank Ltd. Sponsored ADR (India)	84,850	2,958,719
Intesa Sanpaolo	862,040	1,546,308
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	80,670	2,960,589
Mitsubishi UFJ Financial Group, Inc.	228,100	1,146,948
Nordea Bank AB	116,605	1,054,545
UniCredit SpA	674,976	3,383,497

		26,608,619

Building Materials — 1.0%
CRH PLC	172,452	3,527,570

Chemicals — 1.9%
Akzo Nobel NV	77,260	4,557,867
Lonza Group AG Registered (a)	36,480	1,884,712

		6,442,579

Commercial Services — 2.6%
Adecco SA (a)	37,100	1,942,634
G4S PLC	750,040	3,267,827
Randstad Holding NV	81,123	3,058,330
Rentokil Initial PLC (a)	428,422	584,810

		8,853,601

Computers — 0.7%
Compal Electronics, Inc.	2,144,605	2,412,744

	Number of Shares	Value
Distribution & Wholesale — 1.9%
ITOCHU Corp.	403,800	$4,418,000
Wolseley PLC	52,829	2,013,327

		6,431,327

Diversified Financial — 1.3%
Credit Suisse Group	62,740	1,787,461
UBS AG (a)	182,700	2,562,087

		4,349,548

Electric — 1.5%
E.ON AG	119,450	2,861,052
Iberdrola SA	404,797	2,296,811

		5,157,863

Electronics — 1.6%
Flextronics International Ltd. (a)	315,340	2,279,908
Koninklijke Philips Electronics NV	167,890	3,402,628

		5,682,536

Food Services — 1.1%
Compass Group PLC	354,702	3,717,340

Foods — 3.0%
Nestle SA	28,200	1,774,760
Tesco PLC	964,140	5,087,992
Unilever PLC	107,097	3,535,346

		10,398,098

Gas — 0.6%
Gaz De France	75,588	1,951,400

Health Care – Services — 0.7%
Rhoen-Klinikum AG	118,083	2,371,416

Holding Company – Diversified — 0.6%
Hutchison Whampoa Ltd.	224,291	2,237,860

Home Furnishing — 0.3%
Sony Corp.	44,235	920,233

Insurance — 8.8%
ACE Ltd.	59,484	4,354,229
AIA Group Ltd.	1,336,400	4,893,840
Aviva PLC	656,425	3,481,730
AXA SA	211,767	3,513,998
ING Groep NV (a)	542,240	4,521,863
Muenchener Rueckversicherungs AG	30,660	4,626,896
Swiss Re Ltd. (a)	75,770	4,846,487

		30,239,043

Internet — 1.6%
Check Point Software Technologies Ltd. (a)	21,339	1,362,282
Trend Micro, Inc.	130,600	4,041,167

		5,403,449

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Iron & Steel — 1.5%
Citic Pacific Ltd.	1,294,320	$2,179,024
POSCO ADR (Republic of Korea)	37,471	3,136,323

		5,315,347

Machinery – Diversified — 0.3%
Alstom SA	30,530	1,190,392

Manufacturing — 2.0%
Konica Minolta Holdings, Inc.	239,500	2,114,877
Siemens AG	46,736	4,717,186

		6,832,063

Media — 1.6%
Reed Elsevier NV	277,543	3,543,019
Vivendi SA	102,380	1,881,690

		5,424,709

Oil & Gas — 10.4%
BP PLC	468,264	3,497,466
ENI SpA	204,713	4,796,600
Petroleo Brasileiro SA Sponsored ADR (Brazil)	169,970	4,344,433
Royal Dutch Shell PLC Class A	2,447	85,422
Royal Dutch Shell PLC Class B	188,304	6,634,148
Sasol Ltd. Sponsored ADR (South Africa)	33,100	1,609,984
StatoilHydro ASA	229,020	6,209,496
Talisman Energy, Inc.	294,400	3,701,214
Total SA	100,112	5,102,854

		35,981,617

Oil & Gas Services — 0.7%
SBM Offshore NV	116,456	2,378,270

Packaging & Containers — 0.6%
Rexam PLC	308,610	2,112,096

Pharmaceuticals — 9.1%
Bayer AG	58,890	4,145,717
Celesio AG	71,790	1,299,224
GlaxoSmithKline PLC	226,254	5,052,331
Merck KGaA	35,150	3,890,002
Novartis AG	73,150	4,051,371
Roche Holding AG	33,520	5,836,057
Sanofi	90,688	7,030,837

		31,305,539

Real Estate — 0.8%
Cheung Kong Holdings	221,215	2,855,680

Retail — 2.7%
Kingfisher PLC	964,114	4,727,391
Marks & Spencer Group PLC	750,330	4,546,212

		9,273,603

	Number of Shares	Value
Semiconductors — 6.1%
Infineon Technologies AG	427,477	$4,369,427
Samsung Electronics Co., Ltd.	9,075	10,219,904
Taiwan Semiconductor Manufacturing Co. Ltd.	2,213,275	6,367,180

		20,956,511

Software — 1.3%
SAP AG Sponsored ADR (Germany)	65,530	4,575,305

Telecommunications — 12.1%
China Mobile Ltd.	259,500	2,858,157
China Telecom Corp. Ltd. Class H	8,147,643	4,475,265
France Telecom SA	198,787	2,948,851
Mobile TeleSystems Sponsored ADR (Russia)	114,225	2,094,887
Singapore Telecommunications Ltd.	1,849,000	4,632,361
Singapore Telecommunications Ltd.	239,000	596,522
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	342,210	3,528,185
Telefonica SA Sponsored ADR (Spain)	282,075	4,628,851
Telekom Austria AG	163,910	1,910,550
Telenor ASA	399,566	7,407,917
Vodafone Group PLC Sponsored ADR (United Kingdom)	240,423	6,652,504

		41,734,050

Toys, Games & Hobbies — 0.5%
Nintendo Co. Ltd.	12,000	1,817,704

Transportation — 1.0%
Deutsche Post AG	172,271	3,319,363

TOTAL COMMON STOCK (Cost $347,817,261)		321,117,635

PREFERRED STOCK — 1.2%
Mining — 1.2%
Vale SA Sponsored ADR (Brazil) 7.130%	191,752	4,350,853

TOTAL PREFERRED STOCK (Cost $2,736,273)		4,350,853

TOTAL EQUITIES (Cost $350,553,534)		325,468,488

TOTAL LONG-TERM INVESTMENTS (Cost $350,553,534)		325,468,488

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.2%
Repurchase Agreement — 5.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$17,839,711	$17,839,711

TOTAL SHORT-TERM INVESTMENTS (Cost $17,839,711)		17,839,711

TOTAL INVESTMENTS — 99.5% (Cost $368,393,245) (c)		343,308,199

Other Assets/(Liabilities) — 0.5%		1,640,586

NET ASSETS — 100.0%		$344,948,785

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $17,839,726. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $18,199,660.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Advertising — 1.1%
Omnicom Group, Inc.	38,320	$1,940,908

Aerospace & Defense — 1.1%
The Boeing Co.	26,301	1,956,005

Agriculture — 2.0%
Philip Morris International, Inc.	39,996	3,544,046

Apparel — 0.4%
Ralph Lauren Corp.	4,543	791,981

Beverages — 2.4%
The Coca-Cola Co.	53,175	3,935,482
Green Mountain Coffee Roasters, Inc. (a)	5,851	274,061

		4,209,543

Biotechnology — 3.3%
Amgen, Inc.	44,867	3,050,507
Biogen Idec, Inc. (a)	3,062	385,720
Celgene Corp. (a)	20,713	1,605,672
Life Technologies Corp. (a)	14,725	718,875

		5,760,774

Chemicals — 1.3%
CF Industries Holdings, Inc.	6,391	1,167,316
The Sherwin-Williams Co.	10,377	1,127,669

		2,294,985

Coal — 0.3%
Walter Energy, Inc.	7,986	472,851

Commercial Services — 0.8%
Apollo Group, Inc. Class A (a)	21,876	845,289
ITT Educational Services, Inc. (a)	8,538	564,703

		1,409,992

Computers — 18.5%
Apple, Inc. (a)	23,679	14,194,850
Cognizant Technology Solutions Corp. Class A (a)	8,468	651,613
Dell, Inc. (a)	89,802	1,490,713
EMC Corp. (a)	204,019	6,096,088
International Business Machines Corp.	31,368	6,544,933
NetApp, Inc. (a)	45,392	2,032,200
Riverbed Technology, Inc. (a)	26,368	740,413
SanDisk Corp. (a)	18,268	905,910

		32,656,720

Diversified Financial — 1.1%
American Express Co.	32,998	1,909,264

Electronics — 1.1%
Waters Corp. (a)	20,364	1,886,928

	Number of Shares	Value
Health Care – Products — 2.4%
Bruker Corp. (a)	41,689	$638,259
Edwards Lifesciences Corp. (a)	12,236	889,924
Hologic, Inc. (a)	62,187	1,340,130
Intuitive Surgical, Inc. (a)	2,728	1,477,894

		4,346,207

Health Care – Services — 2.6%
Aetna, Inc.	21,512	1,079,042
UnitedHealth Group, Inc.	59,267	3,493,197

		4,572,239

Internet — 8.3%
Amazon.com, Inc. (a)	5,151	1,043,129
Check Point Software Technologies Ltd. (a)	26,366	1,683,205
eBay, Inc. (a)	69,766	2,573,668
F5 Networks, Inc. (a)	12,160	1,641,114
Google, Inc. Class A (a)	5,323	3,413,321
IAC/InterActiveCorp	41,056	2,015,439
Priceline.com, Inc. (a)	2,497	1,791,597
Symantec Corp. (a)	30,480	569,976

		14,731,449

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc.	9,504	658,247

Machinery – Construction & Mining — 2.5%
Caterpillar, Inc.	32,160	3,425,683
Joy Global, Inc.	13,941	1,024,664

		4,450,347

Machinery – Diversified — 0.6%
Cummins, Inc.	8,835	1,060,553

Manufacturing — 4.0%
Dover Corp.	14,761	929,058
General Electric Co.	57,570	1,155,430
Honeywell International, Inc.	31,584	1,928,203
Parker Hannifin Corp.	17,660	1,493,153
Tyco International Ltd.	27,784	1,560,905

		7,066,749

Media — 1.0%
News Corp. Class A	50,259	989,600
Sirius XM Radio, Inc. (a)	362,216	836,719

		1,826,319

Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	20,570	782,483

Oil & Gas — 6.9%
Anadarko Petroleum Corp.	5,354	419,432
Diamond Offshore Drilling, Inc.	27,253	1,819,138
Exxon Mobil Corp.	76,334	6,620,448

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	19,984	$1,903,076
Valero Energy Corp.	55,184	1,422,092

		12,184,186

Oil & Gas Services — 3.1%
Cameron International Corp. (a)	11,223	592,911
Core Laboratories NV	12,120	1,594,628
National Oilwell Varco, Inc.	21,326	1,694,777
Oceaneering International, Inc.	29,739	1,602,635

		5,484,951

Pharmaceuticals — 2.7%
Abbott Laboratories	32,354	1,982,976
AmerisourceBergen Corp.	19,638	779,236
Cardinal Health, Inc.	16,638	717,264
Gilead Sciences, Inc. (a)	25,155	1,228,822

		4,708,298

Retail — 10.6%
Bed Bath & Beyond, Inc. (a)	17,302	1,137,953
The Buckle, Inc.	15,085	722,571
Coach, Inc.	23,029	1,779,681
Costco Wholesale Corp.	19,964	1,812,731
Dollar Tree, Inc. (a)	12,392	1,170,920
Lowe’s Cos., Inc.	38,913	1,221,090
Lululemon Athletica, Inc. (a)	11,823	882,942
O’Reilly Automotive, Inc. (a)	7,524	687,317
PetSmart, Inc.	25,671	1,468,895
Ross Stores, Inc.	26,724	1,552,664
Starbucks Corp.	31,655	1,769,198
The TJX Cos., Inc.	35,379	1,404,900
Wal-Mart Stores, Inc.	28,704	1,756,685
Yum! Brands, Inc.	18,107	1,288,856

		18,656,403

Semiconductors — 4.9%
Altera Corp.	61,170	2,435,789
Analog Devices, Inc.	26,356	1,064,782
Emulex Corp. (a)	68,209	708,010
Intersil Corp. Class A	9,953	111,474
KLA-Tencor Corp.	13,286	723,024
QLogic Corp. (a)	113,021	2,007,253
Xilinx, Inc.	44,066	1,605,324

		8,655,656

Software — 7.9%
Autodesk, Inc. (a)	29,848	1,263,167
BMC Software, Inc. (a)	16,100	646,576
Citrix Systems, Inc. (a)	11,356	896,102
Microsoft Corp.	234,017	7,547,048
Oracle Corp.	79,197	2,309,385
Red Hat, Inc. (a)	20,960	1,255,294

		13,917,572

	Number of Shares	Value
Telecommunications — 7.0%
Cisco Systems, Inc.	408,407	$8,637,808
QUALCOMM, Inc.	55,926	3,804,087

		12,441,895

TOTAL COMMON STOCK (Cost $150,196,216)		174,377,551

TOTAL EQUITIES (Cost $150,196,216)		174,377,551

TOTAL LONG-TERM INVESTMENTS (Cost $150,196,216)		174,377,551

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$2,042,158	2,042,158

TOTAL SHORT-TERM INVESTMENTS (Cost $2,042,158)		2,042,158

TOTAL INVESTMENTS — 99.9% (Cost $152,238,374) (c)		176,419,709

Other Assets/(Liabilities) — 0.1%		228,709

NET ASSETS — 100.0%		$176,648,418

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $2,042,159. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,084,488.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Aerospace & Defense — 1.0%
The Boeing Co.	22,960	$1,707,535

Agriculture — 2.4%
Archer-Daniels-Midland Co.	42,550	1,347,133
Philip Morris International, Inc.	30,840	2,732,732

		4,079,865

Auto Manufacturers — 1.2%
General Motors Co. (a)	24,660	632,529
Paccar, Inc.	31,270	1,464,374

		2,096,903

Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co. (a)	51,540	578,279

Banks — 7.0%
BB&T Corp.	77,900	2,445,281
PNC Financial Services Group, Inc.	53,690	3,462,468
Wells Fargo & Co.	181,190	6,185,827

		12,093,576

Beverages — 2.2%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	28,050	2,039,796
PepsiCo, Inc.	27,640	1,833,914

		3,873,710

Biotechnology — 1.3%
Amgen, Inc.	32,570	2,214,434

Chemicals — 3.3%
CF Industries Holdings, Inc.	3,490	637,449
The Dow Chemical Co.	56,150	1,945,036
E.I. du Pont de Nemours & Co.	30,930	1,636,197
The Mosaic Co.	27,050	1,495,594

		5,714,276

Computers — 0.5%
Hewlett-Packard Co.	39,170	933,421

Diversified Financial — 8.5%
Ameriprise Financial, Inc.	6,400	365,632
BlackRock, Inc.	12,670	2,596,083
Citigroup, Inc.	39,500	1,443,725
Credit Suisse Group Sponsored ADR (Switzerland)	36,580	1,042,896
The Goldman Sachs Group, Inc.	19,070	2,371,736
JP Morgan Chase & Co.	147,780	6,794,924

		14,614,996

Electric — 2.9%
Edison International	33,890	1,440,664
Entergy Corp.	17,790	1,195,488
NextEra Energy, Inc.	13,640	833,131

	Number of Shares	Value
Northeast Utilities	41,760	$1,550,131

		5,019,414

Foods — 2.2%
General Mills, Inc.	33,120	1,306,584
Kraft Foods, Inc. Class A	49,610	1,885,676
Sysco Corp.	21,290	635,719

		3,827,979

Forest Products & Paper — 0.9%
International Paper Co.	44,500	1,561,950

Hand & Machine Tools — 1.3%
Stanley Black & Decker, Inc.	29,560	2,274,938

Health Care – Products — 4.8%
Baxter International, Inc.	27,560	1,647,537
Covidien PLC	39,220	2,144,549
Johnson & Johnson	31,010	2,045,420
St. Jude Medical, Inc.	31,200	1,382,472
Zimmer Holdings, Inc.	16,150	1,038,122

		8,258,100

Health Care – Services — 2.2%
HCA Holdings, Inc.	39,385	974,385
UnitedHealth Group, Inc.	48,910	2,882,755

		3,857,140

Insurance — 7.3%
ACE Ltd.	51,340	3,758,088
The Chubb Corp.	32,240	2,228,107
Marsh & McLennan Cos., Inc.	85,190	2,793,380
Principal Financial Group, Inc.	42,940	1,267,159
Swiss Re Ltd. (a)	22,379	1,431,431
Unum Group	48,040	1,176,019

		12,654,184

Iron & Steel — 1.3%
Nucor Corp.	19,620	842,679
Steel Dynamics, Inc.	90,850	1,320,959

		2,163,638

Machinery – Construction & Mining — 1.2%
Ingersoll-Rand PLC	51,370	2,124,150

Manufacturing — 6.4%
3M Co.	19,350	1,726,213
General Electric Co.	223,880	4,493,272
Illinois Tool Works, Inc.	32,280	1,843,834
Tyco International Ltd.	54,690	3,072,484

		11,135,803

Media — 3.4%
CBS Corp. Class B	30,230	1,025,099
Comcast Corp. Class A	104,340	3,131,244
Thomson Reuters Corp.	59,800	1,728,220

		5,884,563

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 10.8%
Apache Corp.	11,840	$1,189,210
Chevron Corp.	51,650	5,538,946
EOG Resources, Inc.	8,960	995,456
Exxon Mobil Corp.	28,000	2,428,440
Marathon Oil Corp.	42,940	1,361,198
Noble Corp. (a)	36,600	1,371,402
Occidental Petroleum Corp.	34,570	3,292,101
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	22,610	1,596,944
Southwestern Energy Co. (a)	29,350	898,110

		18,671,807

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	31,050	1,302,237

Packaging & Containers — 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	26,810	915,562

Pharmaceuticals — 6.0%
Merck & Co., Inc.	93,590	3,593,856
Pfizer, Inc.	215,510	4,883,457
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	40,520	1,825,831

		10,303,144

Retail — 6.3%
CVS Caremark Corp.	56,220	2,518,656
The Home Depot, Inc.	45,700	2,299,167
Kohl’s Corp.	44,220	2,212,327
Lowe’s Cos., Inc.	45,600	1,430,928
Nordstrom, Inc.	28,270	1,575,204
Staples, Inc.	56,810	919,186

		10,955,468

Semiconductors — 5.2%
Analog Devices, Inc.	43,940	1,775,176
Intel Corp.	141,370	3,973,911
Maxim Integrated Products, Inc.	45,260	1,293,983
Xilinx, Inc.	55,250	2,012,758

		9,055,828

Software — 1.5%
Microsoft Corp.	80,860	2,607,735

Telecommunications — 4.9%
AT&T, Inc.	119,490	3,731,673
Cisco Systems, Inc.	225,530	4,769,959

		8,501,632

Toys, Games & Hobbies — 1.0%
Mattel, Inc.	51,390	1,729,787

TOTAL COMMON STOCK (Cost $148,432,423)		170,712,054

		Value

TOTAL EQUITIES (Cost $148,432,423)		$170,712,054

TOTAL LONG-TERM INVESTMENTS (Cost $148,432,423)		170,712,054

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$2,070,284	2,070,284

TOTAL SHORT-TERM INVESTMENTS (Cost $2,070,284)		2,070,284

TOTAL INVESTMENTS — 99.8% (Cost $150,502,707) (c)		172,782,338

Other Assets/(Liabilities) — 0.2%		323,784

NET ASSETS — 100.0%		$173,106,122

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,070,286. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $2,113,461.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Advertising — 1.4%
Omnicom Group, Inc.	37,080	$1,878,102

Aerospace & Defense — 1.5%
United Technologies Corp.	23,590	1,956,555

Apparel — 0.9%
Burberry Group PLC	22,484	537,999
Nike, Inc. Class B	6,760	733,054

		1,271,053

Automotive & Parts — 0.4%
Delphi Automotive PLC (a)	17,740	560,584

Banks — 7.4%
Banco Santander SA ADS (Brazil)	67,620	620,075
Bank of New York Mellon Corp.	85,380	2,060,219
Credicorp Ltd.	2,320	305,822
Erste Group Bank AG	26,544	611,049
ICICI Bank Ltd. Sponsored ADR (India)	15,940	555,828
Julius Baer Group Ltd. (a)	27,659	1,117,137
Komercni Banka AS	3,603	717,818
Standard Chartered PLC	67,004	1,670,832
State Street Corp.	51,990	2,365,545

		10,024,325

Beverages — 7.4%
Carlsberg A/S Class B	11,488	950,968
Diageo PLC	127,560	3,071,518
Dr. Pepper Snapple Group, Inc.	22,870	919,603
Heineken NV	61,524	3,418,658
Pernod-Ricard SA	15,715	1,642,925

		10,003,672

Chemicals — 9.5%
Air Liquide	9,472	1,263,112
Akzo Nobel NV	34,527	2,036,882
Brenntag AG	4,936	604,745
International Flavors & Fragrances, Inc.	10,800	632,880
Linde AG	25,166	4,515,867
Praxair, Inc.	10,660	1,222,062
The Sherwin-Williams Co.	11,020	1,197,543
Shin-Etsu Chemical Co. Ltd.	23,400	1,362,727

		12,835,818

Commercial Services — 2.1%
Adecco SA (a)	9,550	500,058
Visa, Inc. Class A	19,840	2,341,120

		2,841,178

Computers — 2.0%
Accenture PLC Class A	40,960	2,641,920

	Number of Shares	Value
Cosmetics & Personal Care — 2.6%
Beiersdorf AG	8,029	$524,352
Colgate-Palmolive Co.	18,610	1,819,685
The Procter & Gamble Co.	17,480	1,174,831

		3,518,868

Diversified Financial — 4.0%
Aeon Credit Service Co. Ltd.	24,700	391,032
American Express Co.	24,500	1,417,570
Deutsche Boerse AG	14,225	957,788
The Goldman Sachs Group, Inc.	11,670	1,451,398
UBS AG (a)	84,942	1,191,181

		5,408,969

Electric — 0.3%
Red Electrica Corp. SA	9,022	441,280

Electrical Components & Equipment — 2.7%
Legrand SA	47,528	1,748,286
Schneider Electric SA	29,532	1,928,236

		3,676,522

Electronics — 2.9%
Amphenol Corp. Class A	21,370	1,277,285
Hoya Corp.	48,700	1,095,428
Waters Corp. (a)	16,110	1,492,752

		3,865,465

Entertainment — 0.5%
William Hill PLC	163,826	684,662

Food Services — 1.1%
Compass Group PLC	147,070	1,541,320

Foods — 6.4%
Danone SA	36,643	2,555,248
The J.M. Smucker Co.	14,280	1,161,821
Nestle SA	66,442	4,181,510
Tesco PLC	136,113	718,300

		8,616,879

Forest Products & Paper — 1.0%
Svenska Cellulosa AB Class B	78,919	1,366,776

Health Care – Products — 4.3%
Johnson & Johnson	13,920	918,163
Medtronic, Inc.	52,170	2,044,543
Sonova Holding AG (a)	6,220	691,555
St. Jude Medical, Inc.	48,820	2,163,214

		5,817,475

Health Care – Services — 1.8%
Thermo Fisher Scientific, Inc.	42,560	2,399,533

Holding Company – Diversified — 2.0%
LVMH Moet Hennessy Louis Vuitton SA	15,366	2,639,859

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 2.4%
Reckitt Benckiser Group PLC	57,721	$3,264,640

Insurance — 1.3%
AXA SA	46,159	765,949
Swiss Re Ltd. (a)	15,700	1,004,221

		1,770,170

Leisure Time — 0.2%
Harley-Davidson, Inc.	5,900	289,572

Machinery – Diversified — 0.2%
Rockwell Automation, Inc.	4,200	334,740

Manufacturing — 4.0%
3M Co.	26,450	2,359,605
Honeywell International, Inc.	44,970	2,745,418
Smiths Group PLC	19,277	324,694

		5,429,717

Media — 4.4%
Viacom, Inc. Class B	10,510	498,805
The Walt Disney Co.	81,630	3,573,761
WPP PLC	136,116	1,860,583

		5,933,149

Office Equipment/Supplies — 1.0%
Canon, Inc.	29,300	1,397,168

Oil & Gas — 1.2%
Inpex Corp.	170	1,154,480
Royal Dutch Shell PLC Class A	13,024	456,356

		1,610,836

Oil & Gas Services — 1.8%
National Oilwell Varco, Inc.	16,910	1,343,838
Schlumberger Ltd.	14,740	1,030,768

		2,374,606

Pharmaceuticals — 4.4%
Bayer AG	32,312	2,274,688
DENTSPLY International, Inc.	28,120	1,128,456
Merck KGaA	14,437	1,597,723
Roche Holding AG	5,510	959,328

		5,960,195

Retail — 5.4%
Cie Financiere Richemont SA	24,286	1,524,874
Hennes & Mauritz AB Class B	14,610	528,499
Lawson, Inc.	6,200	390,942
Sally Beauty Holdings, Inc. (a)	30,910	766,568
Target Corp.	27,810	1,620,489
Urban Outfitters, Inc. (a)	27,550	801,981
Walgreen Co.	50,380	1,687,226

		7,320,579

Semiconductors — 1.9%
Microchip Technology, Inc.	17,530	652,116
Samsung Electronics Co., Ltd.	1,707	1,922,355

		2,574,471

	Number of Shares	Value
Software — 3.5%
Autodesk, Inc. (a)	24,490	$1,036,417
Dassault Systemes SA	11,429	1,050,976
Oracle Corp.	89,340	2,605,154

		4,692,547

Telecommunications — 1.1%
Cisco Systems, Inc.	69,800	1,476,270

Transportation — 3.6%
Canadian National Railway Co.	27,630	2,194,651
Kuehne & Nagel International AG	2,800	378,545
United Parcel Service, Inc. Class B	27,520	2,221,414

		4,794,610

TOTAL COMMON STOCK (Cost $104,127,077)		133,214,085

TOTAL EQUITIES (Cost $104,127,077)		133,214,085

TOTAL LONG-TERM INVESTMENTS (Cost $104,127,077)		133,214,085

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$1,654,635	1,654,635

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	8,524	8,524

TOTAL SHORT-TERM INVESTMENTS (Cost $1,663,159)		1,663,159

TOTAL INVESTMENTS — 99.8% (Cost $105,790,236) (c)		134,877,244

Other Assets/(Liabilities) — 0.2%		256,503

NET ASSETS — 100.0%		$135,133,747

Notes to Portfolio of Investments

ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	Maturity value of $1,654,636. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $1,688,002.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	8,773,211	$118,877,004
MML Concentrated Growth Fund, Class I (a)	433,532	3,507,270
MML Equity Fund, Initial Class (a)	1,680,123	34,491,708
MML Equity Income Fund, Initial Class (a)	8,855,999	90,773,993
MML Focused Equity Fund, Class II (a)	5,777,698	66,443,521
MML Foreign Fund, Initial Class (a)	5,719,605	50,961,683
MML Fundamental Growth Fund, Class II (a) (b)	7,180,038	83,719,245
MML Fundamental Value Fund, Class II (a) (b)	6,219,595	76,252,236
MML Global Fund, Class I (a)	5,278,896	48,513,056
MML High Yield Fund, Class II (a)	3,097,896	32,713,782
MML Income & Growth Fund, Initial Class (a)	3,647,820	33,669,378
MML Inflation-Protected and Income Fund, Initial Class (a)	1,794,475	20,905,635
MML Large Cap Growth Fund, Initial Class (a)	6,807,271	79,713,147
MML Managed Bond Fund, Initial Class (a)	10,728,934	140,773,416
MML Mid Cap Growth Fund, Initial Class (a) (b)	5,554,540	75,986,107
MML Mid Cap Value Fund, Initial Class (a)	6,789,937	76,047,295
MML PIMCO Total Return Fund, Class II (a)	6,559,635	67,892,221
MML Short-Duration Bond Fund, Class II (a)	4,128,684	42,773,162
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	2,431,906	44,599,839
MML Small Company Value Fund, Class II (a) (b)	2,769,327	51,481,795
MML Strategic Emerging Markets Fund, Class II (a)	2,590,412	27,277,042
Oppenheimer Global Securities Fund, Non-Service Shares (a) (b)	1,440,326	45,053,399
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a) (b)	6,766,130	38,228,636

	Number of Shares	Value
Oppenheimer International Growth Fund, Non-Service Shares (a) (b)	17,676,123	$34,468,439

		1,385,123,009

TOTAL MUTUAL FUNDS (Cost $1,154,173,381)		1,385,123,009

TOTAL LONG-TERM INVESTMENTS (Cost $1,154,173,381)		1,385,123,009

TOTAL INVESTMENTS — 100.1% (Cost $1,154,173,381) (c)		1,385,123,009

Other Assets/(Liabilities) — (0.1)%		(752,977)

NET ASSETS — 100.0%		$1,384,370,032

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Aerospace & Defense — 1.8%
United Technologies Corp.	29,742	$2,466,801

Agriculture — 2.2%
Philip Morris International, Inc.	34,993	3,100,730

Apparel — 1.7%
Nike, Inc. Class B	12,713	1,378,597
VF Corp.	6,510	950,330

		2,328,927

Auto Manufacturers — 0.6%
Bayerische Motoren Werke AG	9,879	888,325

Banks — 4.4%
Bank of America Corp.	146,563	1,402,608
Bank of New York Mellon Corp.	44,036	1,062,589
State Street Corp.	18,852	857,766
Wells Fargo & Co.	80,650	2,753,391

		6,076,354

Beverages — 3.2%
Diageo PLC	53,605	1,290,755
Heineken NV	34,027	1,890,753
PepsiCo, Inc.	19,014	1,261,579

		4,443,087

Chemicals — 4.0%
Celanese Corp. Series A	19,840	916,211
Linde AG	10,836	1,944,446
Praxair, Inc.	11,567	1,326,041
The Sherwin-Williams Co.	12,017	1,305,888

		5,492,586

Commercial Services — 2.6%
MasterCard, Inc. Class A	4,142	1,741,877
Visa, Inc. Class A	16,140	1,904,520

		3,646,397

Computers — 7.9%
Accenture PLC Class A	15,940	1,028,130
Apple, Inc. (a)	10,427	6,250,674
EMC Corp. (a)	92,959	2,777,615
International Business Machines Corp.	4,262	889,266

		10,945,685

Cosmetics & Personal Care — 2.9%
Colgate-Palmolive Co.	11,704	1,144,417
The Procter & Gamble Co.	42,508	2,856,963

		4,001,380

Diversified Financial — 8.0%
American Express Co.	39,588	2,290,562
BlackRock, Inc.	8,854	1,814,185

	Number of Shares	Value
Franklin Resources, Inc.	13,263	$1,645,010
The Goldman Sachs Group, Inc.	15,589	1,938,804
JP Morgan Chase & Co.	74,122	3,408,129

		11,096,690

Electric — 3.0%
Alliant Energy Corp.	22,120	958,238
American Electric Power Co., Inc.	27,843	1,074,183
Exelon Corp.	22,640	887,714
Wisconsin Energy Corp.	35,920	1,263,666

		4,183,801

Engineering & Construction — 0.8%
Fluor Corp.	17,900	1,074,716

Foods — 1.9%
Danone SA	20,747	1,446,763
General Mills, Inc.	31,808	1,254,825

		2,701,588

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	15,850	1,219,816

Health Care – Products — 6.5%
Baxter International, Inc.	16,077	961,083
Becton, Dickinson & Co.	7,444	578,027
Covidien PLC	30,310	1,657,351
Johnson & Johnson	36,258	2,391,578
Medtronic, Inc.	35,018	1,372,355
St. Jude Medical, Inc.	44,968	1,992,532

		8,952,926

Health Care – Services — 1.1%
Thermo Fisher Scientific, Inc.	26,400	1,488,432

Holding Company – Diversified — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	8,076	1,387,447

Household Products — 1.0%
Reckitt Benckiser Group PLC	23,759	1,343,784

Insurance — 2.4%
ACE Ltd.	26,800	1,961,760
Aon Corp.	27,413	1,344,882

		3,306,642

Internet — 3.4%
Check Point Software Technologies Ltd. (a)	18,750	1,197,000
Google, Inc. Class A (a)	4,535	2,908,023
VeriSign, Inc.	15,302	586,679

		4,691,702

Manufacturing — 5.4%
3M Co.	23,203	2,069,940
Danaher Corp.	64,312	3,601,472
Honeywell International, Inc.	29,200	1,782,660

		7,454,072

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 4.5%
Comcast Corp. Class A	49,290	$1,479,193
Viacom, Inc. Class B	35,230	1,672,016
The Walt Disney Co.	69,187	3,029,007

		6,180,216

Oil & Gas — 6.4%
Chevron Corp.	22,921	2,458,048
EOG Resources, Inc.	11,530	1,280,983
Exxon Mobil Corp.	39,599	3,434,421
Occidental Petroleum Corp.	18,151	1,728,520

		8,901,972

Oil & Gas Services — 2.9%
Cameron International Corp. (a)	23,080	1,219,317
Dresser-Rand Group, Inc. (a)	17,110	793,733
National Oilwell Varco, Inc.	12,666	1,006,567
Schlumberger Ltd.	15,397	1,076,712

		4,096,329

Pharmaceuticals — 4.1%
Gilead Sciences, Inc. (a)	28,684	1,401,213
Pfizer, Inc.	110,550	2,505,063
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	22,398	1,009,254
VCA Antech, Inc. (a)	32,400	752,004

		5,667,534

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp.	26,412	1,664,484

Retail — 3.4%
Hennes & Mauritz AB Class B	24,790	896,748
Kohl’s Corp.	27,623	1,381,979
Target Corp.	43,008	2,506,076

		4,784,803

Semiconductors — 2.6%
Altera Corp.	24,390	971,210
ASML Holding NV	14,490	726,528
Microchip Technology, Inc.	52,929	1,968,959

		3,666,697

Software — 2.2%
Oracle Corp.	105,390	3,073,172

Telecommunications — 2.5%
AT&T, Inc.	47,054	1,469,496
Cisco Systems, Inc.	96,725	2,045,734

		3,515,230

Transportation — 2.4%
Canadian National Railway Co.	22,029	1,749,764
United Parcel Service, Inc. Class B	19,210	1,550,631

		3,300,395

		Value
TOTAL COMMON STOCK (Cost $110,374,074)		$137,142,720

TOTAL EQUITIES (Cost $110,374,074)		137,142,720

TOTAL LONG-TERM INVESTMENTS (Cost $110,374,074)		137,142,720

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$1,723,348	1,723,348

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	7,115	7,115

TOTAL SHORT-TERM INVESTMENTS (Cost $1,730,463)		1,730,463

TOTAL INVESTMENTS — 100.2% (Cost $112,104,537) (c)		138,873,183

Other Assets/(Liabilities) — (0.2)%		(209,927)

NET ASSETS — 100.0%		$138,663,256

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,723,349. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,760,773.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.8%
Aerospace & Defense — 4.6%
General Dynamics Corp.	19,100	$1,401,558
Northrop Grumman Corp.	21,400	1,307,112
Raytheon Co.	39,000	2,058,420
Rockwell Collins, Inc.	5,600	322,336
United Technologies Corp.	29,000	2,405,260

		7,494,686

Agriculture — 3.4%
Altria Group, Inc.	27,700	855,099
Lorillard, Inc.	11,200	1,450,176
Philip Morris International, Inc.	36,700	3,251,987

		5,557,262

Apparel — 1.2%
VF Corp.	13,700	1,999,926

Automotive & Parts — 0.4%
Johnson Controls, Inc.	21,900	711,312

Banks — 8.0%
Bank of America Corp.	60,800	581,856
Bank of Nova Scotia	29,000	1,624,663
M&T Bank Corp.	3,900	338,832
National Bank of Canada	24,100	1,917,707
The Toronto-Dominion Bank	18,000	1,527,776
U.S. Bancorp	73,900	2,341,152
Wells Fargo & Co.	135,700	4,632,798

		12,964,784

Beverages — 2.3%
The Coca-Cola Co.	27,400	2,027,874
Diageo PLC	71,000	1,709,609

		3,737,483

Chemicals — 3.1%
The Dow Chemical Co.	27,900	966,456
E.I. du Pont de Nemours & Co.	47,500	2,512,750
Olin Corp.	18,700	406,725
Praxair, Inc.	10,500	1,203,720

		5,089,651

Coal — 0.2%
CONSOL Energy, Inc.	4,300	146,630
Peabody Energy Corp.	3,700	107,152

		253,782

Commercial Services — 0.3%
Automatic Data Processing, Inc.	7,300	402,887

Computers — 2.1%
International Business Machines Corp.	16,100	3,359,265

	Number of Shares	Value
Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	28,400	$1,908,764

Diversified Financial — 4.2%
American Express Co.	31,300	1,811,018
JP Morgan Chase & Co.	109,000	5,011,820

		6,822,838

Electric — 6.6%
American Electric Power Co., Inc.	17,500	675,150
Consolidated Edison, Inc.	6,200	362,204
Dominion Resources, Inc.	29,700	1,520,937
Duke Energy Corp.	27,900	586,179
Edison International	12,900	548,379
FirstEnergy Corp.	11,500	524,285
International Power PLC	142,000	919,494
ITC Holdings Corp.	4,900	377,006
NextEra Energy, Inc.	20,000	1,221,600
Northeast Utilities	14,100	523,392
PPL Corp.	12,600	356,076
Public Service Enterprise Group, Inc.	33,400	1,022,374
The Southern Co.	34,500	1,550,085
Wisconsin Energy Corp.	14,700	517,146

		10,704,307

Foods — 3.4%
General Mills, Inc.	31,500	1,242,675
H.J. Heinz Co.	17,100	915,705
Kraft Foods, Inc. Class A	42,300	1,607,823
Unilever NV NY Shares	50,500	1,718,515

		5,484,718

Forest Products & Paper — 0.6%
MeadWestvaco Corp.	32,600	1,029,834

Gas — 0.3%
Sempra Energy	8,700	521,652

Health Care – Products — 1.2%
Johnson & Johnson	29,700	1,959,012

Health Care – Services — 0.4%
Quest Diagnostics, Inc.	9,700	593,155

Household Products — 0.7%
Kimberly-Clark Corp.	15,300	1,130,517

Insurance — 3.6%
ACE Ltd.	14,300	1,046,760
The Chubb Corp.	23,600	1,630,996
Prudential Financial, Inc.	18,200	1,153,698
The Travelers Cos., Inc.	34,000	2,012,800

		5,844,254

Machinery – Construction & Mining — 2.0%
Caterpillar, Inc.	30,800	3,280,816

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 2.0%
Deere & Co.	34,200	$2,766,780
Rockwell Automation, Inc.	6,500	518,050

		3,284,830

Manufacturing — 3.3%
3M Co.	15,100	1,347,071
General Electric Co.	130,900	2,627,163
Honeywell International, Inc.	21,600	1,318,680

		5,292,914

Media — 2.4%
Comcast Corp. Special Class A	65,900	1,944,709
Time Warner Cable, Inc.	15,700	1,279,550
The Walt Disney Co.	14,400	630,432

		3,854,691

Mining — 3.4%
Barrick Gold Corp.	15,700	682,335
BHP Billiton Ltd.	85,900	3,106,668
Cameco Corp.	7,500	160,986
Rio Tinto Ltd.	15,100	1,023,720
Southern Copper Corp.	17,142	543,573

		5,517,282

Oil & Gas — 10.1%
Chevron Corp.	46,100	4,943,764
ConocoPhillips	18,500	1,406,185
EQT Corp.	11,700	564,057
Exxon Mobil Corp.	41,000	3,555,930
Marathon Oil Corp.	29,500	935,150
Marathon Petroleum Corp.	15,200	659,072
Occidental Petroleum Corp.	16,100	1,533,203
Royal Dutch Shell PLC Class A	13,500	471,272
Total SA Sponsored ADR (France)	46,000	2,351,520

		16,420,153

Oil & Gas Services — 0.5%
Schlumberger Ltd.	11,500	804,195

Packaging & Containers — 0.1%
Packaging Corporation of America	7,600	224,884

Pharmaceuticals — 5.8%
Abbott Laboratories	21,700	1,329,993
Bristol-Myers Squibb Co.	45,800	1,545,750
Mead Johnson Nutrition Co.	19,000	1,567,120
Merck & Co., Inc.	53,200	2,042,880
Pfizer, Inc.	130,500	2,957,130

		9,442,873

Pipelines — 2.0%
Enbridge, Inc.	55,400	2,151,683
Kinder Morgan, Inc.	8,800	340,120
Spectra Energy Corp.	23,900	754,045

		3,245,848

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	8,400	$184,128

Retail — 5.1%
The Home Depot, Inc.	55,600	2,797,236
Limited Brands, Inc.	43,100	2,068,800
McDonald’s Corp.	27,300	2,678,130
Wal-Mart Stores, Inc.	11,400	697,680

		8,241,846

Semiconductors — 1.0%
Intel Corp.	57,700	1,621,947

Software — 1.2%
Microsoft Corp.	59,600	1,922,100

Telecommunications — 5.4%
AT&T, Inc.	83,000	2,592,090
BCE, Inc.	12,700	508,762
CenturyLink, Inc.	57,976	2,240,772
Verizon Communications, Inc.	63,300	2,419,959
Vodafone Group PLC Sponsored ADR (United Kingdom)	23,800	658,546
Windstream Corp.	36,100	422,731

		8,842,860

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	25,400	854,964

Transportation — 2.5%
Canadian National Railway Co.	21,600	1,715,688
Union Pacific Corp.	10,000	1,074,800
United Parcel Service, Inc. Class B	16,200	1,307,664

		4,098,152

Water — 0.6%
American Water Works Co., Inc.	28,100	956,243

TOTAL COMMON STOCK (Cost $134,442,084)		155,660,815

TOTAL EQUITIES (Cost $134,442,084)		155,660,815

TOTAL LONG-TERM INVESTMENTS (Cost $134,442,084)		155,660,815

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (a)	$6,669,104	6,669,104

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	$6,376	$6,376

TOTAL SHORT-TERM INVESTMENTS (Cost $6,675,480)		6,675,480

TOTAL INVESTMENTS — 99.9% (Cost $141,117,564) (b)		162,336,295

Other Assets/(Liabilities) — 0.1%		120,602

NET ASSETS — 100.0%		$162,456,897

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Maturity value of $6,669,110. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $6,803,699.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Agriculture — 2.3%
Philip Morris International, Inc.	53,710	$4,759,243

Apparel — 2.7%
Nike, Inc. Class B	33,090	3,588,279
Ralph Lauren Corp.	11,260	1,962,956

		5,551,235

Automotive & Parts — 0.8%
BorgWarner, Inc. (a)	19,400	1,636,196

Banks — 1.5%
Wells Fargo & Co.	87,180	2,976,325

Beverages — 2.8%
The Coca-Cola Co.	47,210	3,494,012
Monster Beverage Corp. (a)	34,860	2,164,457

		5,658,469

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc. (a)	24,080	2,236,069
Biogen Idec, Inc. (a)	23,470	2,956,516

		5,192,585

Chemicals — 4.5%
Ecolab, Inc.	47,280	2,918,122
Monsanto Co.	39,600	3,158,496
Praxair, Inc.	27,310	3,130,818

		9,207,436

Commercial Services — 3.6%
MasterCard, Inc. Class A	7,590	3,191,899
Verisk Analytics, Inc. Class A (a)	21,330	1,001,870
Visa, Inc. Class A	25,860	3,051,480

		7,245,249

Computers — 12.7%
Accenture PLC Class A	49,300	3,179,850
Apple, Inc. (a)	23,380	14,015,609
Cognizant Technology Solutions Corp. Class A (a)	26,250	2,019,937
EMC Corp. (a)	115,600	3,454,128
Riverbed Technology, Inc. (a)	59,220	1,662,898
Teradata Corp. (a)	22,520	1,534,738

		25,867,160

Cosmetics & Personal Care — 1.7%
The Estee Lauder Cos., Inc. Class A	57,000	3,530,580

Diversified Financial — 3.7%
American Express Co.	42,190	2,441,114
IntercontinentalExchange, Inc. (a)	15,350	2,109,397
Invesco Ltd.	113,490	3,026,778

		7,577,289

	Number of Shares	Value
Electrical Components & Equipment — 1.8%
AMETEK, Inc.	77,110	$3,740,606

Electronics — 1.9%
Agilent Technologies, Inc.	42,850	1,907,254
Trimble Navigation Ltd. (a)	36,460	1,984,153

		3,891,407

Engineering & Construction — 1.1%
Fluor Corp.	35,830	2,151,233

Foods — 1.5%
Whole Foods Market, Inc.	35,970	2,992,704

Health Care – Products — 1.0%
Intuitive Surgical, Inc. (a)	3,870	2,096,572

Internet — 9.1%
Amazon.com, Inc. (a)	7,730	1,565,402
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	10,490	1,529,127
Check Point Software Technologies Ltd. (a)	33,940	2,166,730
eBay, Inc. (a)	69,200	2,552,788
F5 Networks, Inc. (a)	14,290	1,928,579
Google, Inc. Class A (a)	10,400	6,668,896
Priceline.com, Inc. (a)	2,850	2,044,875

		18,456,397

Lodging — 0.9%
Las Vegas Sands Corp.	31,070	1,788,700

Machinery – Construction & Mining — 1.0%
Joy Global, Inc.	27,150	1,995,525

Machinery – Diversified — 1.0%
Eaton Corp.	41,900	2,087,877

Media — 1.0%
DIRECTV Class A (a)	41,320	2,038,729

Metal Fabricate & Hardware — 2.3%
Precision Castparts Corp.	26,710	4,618,159

Oil & Gas — 4.5%
Anadarko Petroleum Corp.	28,520	2,234,257
Ensco PLC Sponsored ADR (United Kingdom)	26,660	1,411,114
Noble Energy, Inc.	25,760	2,518,813
Plains Exploration & Production Co. (a)	67,950	2,898,067

		9,062,251

Oil & Gas Services — 2.5%
Schlumberger Ltd.	72,380	5,061,533

Pharmaceuticals — 6.1%
Allergan, Inc.	38,960	3,717,953
Gilead Sciences, Inc. (a)	33,550	1,638,918

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Novo Nordisk A/S Sponsored ADR (Denmark)	11,510	$1,596,552
Perrigo Co.	16,190	1,672,589
Shire PLC Sponsored ADR (United Kingdom)	22,650	2,146,087
Valeant Pharmaceuticals International, Inc. (a)	30,620	1,643,988

		12,416,087

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	61,240	3,859,345

Retail — 10.2%
Bed Bath & Beyond, Inc. (a)	21,330	1,402,874
Coach, Inc.	34,070	2,632,930
Costco Wholesale Corp.	47,210	4,286,668
Dick’s Sporting Goods, Inc.	29,730	1,429,418
Limited Brands, Inc.	38,450	1,845,600
Lululemon Athletica, Inc. (a)	15,180	1,133,642
O’Reilly Automotive, Inc. (a)	16,950	1,548,383
PetSmart, Inc.	39,780	2,276,212
Starbucks Corp.	43,910	2,454,130
Tractor Supply Co.	19,370	1,754,147

		20,764,004

Semiconductors — 0.9%
Avago Technologies Ltd.	45,070	1,756,378

Software — 5.0%
Autodesk, Inc. (a)	58,740	2,485,877
Cerner Corp. (a)	33,320	2,537,651
Citrix Systems, Inc. (a)	21,190	1,672,103
Intuit, Inc.	34,200	2,056,446
Salesforce.com, Inc. (a)	8,950	1,382,864

		10,134,941

Telecommunications — 4.8%
Cisco Systems, Inc.	108,160	2,287,584
JDS Uniphase Corp. (a)	82,290	1,192,382
QUALCOMM, Inc.	92,900	6,319,058

		9,799,024

Transportation — 1.8%
CSX Corp.	68,210	1,467,879
FedEx Corp.	23,930	2,200,603

		3,668,482

TOTAL COMMON STOCK (Cost $165,045,253)		201,581,721

TOTAL EQUITIES (Cost $165,045,253)		201,581,721

TOTAL LONG-TERM INVESTMENTS (Cost $165,045,253)		201,581,721

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$1,657,318	$1,657,318

TOTAL SHORT-TERM INVESTMENTS (Cost $1,657,318)		1,657,318

TOTAL INVESTMENTS — 100.0% (Cost $166,702,571) (c)		203,239,039

Other Assets/(Liabilities) — (0.0)%		(21,699)

NET ASSETS — 100.0%		$203,217,340

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,657,319. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $1,693,867.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 95.7%
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	21,330	$1,916,714

Agriculture — 0.9%
Philip Morris International, Inc.	23,240	2,059,296

Auto Manufacturers — 0.4%
Paccar, Inc.	18,770	878,999

Banks — 12.8%
Bank of New York Mellon Corp.	434,340	10,480,624
Julius Baer Group Ltd. (a)	108,665	4,388,939
Wells Fargo & Co.	412,873	14,095,484

		28,965,047

Beverages — 3.9%
The Coca-Cola Co.	41,430	3,066,234
Diageo PLC Sponsored ADR (United Kingdom)	40,400	3,898,600
Heineken Holding NV Class A	40,150	1,879,074

		8,843,908

Building Materials — 0.4%
Martin Marietta Materials, Inc.	9,980	854,587

Chemicals — 3.5%
Air Products & Chemicals, Inc.	15,420	1,415,556
Ecolab, Inc.	17,470	1,078,249
Monsanto Co.	37,650	3,002,964
Potash Corp. of Saskatchewan, Inc.	33,996	1,553,277
Praxair, Inc.	7,000	802,480

		7,852,526

Coal — 0.4%
China Coal Energy Co. Class H	898,700	1,008,450

Commercial Services — 2.0%
Iron Mountain, Inc.	113,299	3,263,011
Visa, Inc. Class A	9,760	1,151,680

		4,414,691

Computers — 0.4%
Hewlett-Packard Co.	41,900	998,477

Cosmetics & Personal Care — 0.1%
Natura Cosmeticos SA	13,700	297,948

Distribution & Wholesale — 0.3%
Li & Fung Ltd.	335,000	765,264

Diversified Financial — 7.8%
American Express Co.	232,932	13,477,445
Ameriprise Financial, Inc.	19,190	1,096,325
The Charles Schwab Corp.	76,560	1,100,167
CME Group, Inc.	1,510	436,888
The Goldman Sachs Group, Inc.	8,800	1,094,456
JP Morgan Chase & Co.	10,116	465,134

		17,670,415

	Number of Shares	Value
Electronics — 0.4%
Agilent Technologies, Inc.	18,590	$827,441

Foods — 0.9%
Kraft Foods, Inc. Class A	15,800	600,558
Nestle SA	3,070	193,210
Sysco Corp.	18,570	554,500
Unilever NV NY Shares	16,760	570,343

		1,918,611

Forest Products & Paper — 0.0%
Sino-Forest Corp. (a) (b)	152,310	-
Sino-Forest Corp. (Acquired 12/17/09, Cost $61,902) (a) (b) (c) (d)	3,900	-

		-

Health Care – Products — 2.4%
Baxter International, Inc.	11,680	698,230
Becton, Dickinson & Co.	9,260	719,039
Johnson & Johnson	61,490	4,055,881

		5,473,150

Holding Company – Diversified — 1.2%
China Merchants Holdings International Co. Ltd.	819,036	2,725,630

Housewares — 0.1%
Hunter Douglas NV	6,765	293,089

Insurance — 10.8%
ACE Ltd.	21,440	1,569,408
Alleghany Corp.	7,922	2,607,130
Aon Corp.	6,000	294,360
Berkshire Hathaway, Inc. Class A (a)	37	4,510,300
Everest Re Group Ltd.	3,290	304,391
Fairfax Financial Holdings Ltd.	2,640	1,062,834
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	1,070	431,873
Loews Corp.	162,950	6,496,817
Markel Corp. (a)	595	267,119
The Progressive Corp.	297,550	6,897,209

		24,441,441

Internet — 4.6%
Expedia, Inc.	22,155	740,863
Google, Inc. Class A (a)	10,765	6,902,949
Groupon, Inc. (a)	13,100	240,778
Liberty Interactive Corp. Class A (a)	58,650	1,119,629
Netflix, Inc. (a)	9,500	1,092,880
TripAdvisor, Inc. (a)	10,835	386,484

		10,483,583

Leisure Time — 0.7%
Harley-Davidson, Inc.	32,830	1,611,296

Machinery – Construction & Mining — 1.2%
BHP Billiton PLC	42,200	1,292,189

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rio Tinto PLC	23,672	$1,312,176

		2,604,365

Media — 1.7%
Grupo Televisa SAB Sponsored ADR (Mexico)	19,710	415,487
The Walt Disney Co.	79,470	3,479,196

		3,894,683

Oil & Gas — 10.4%
Canadian Natural Resources Ltd.	175,880	5,835,698
Devon Energy Corp.	35,840	2,548,941
EOG Resources, Inc.	74,160	8,239,176
Occidental Petroleum Corp.	59,130	5,630,950
OGX Petroleo e Gas Participacoes SA (a)	145,700	1,205,221

		23,459,986

Oil & Gas Services — 1.1%
Schlumberger Ltd.	12,040	841,957
Transocean Ltd.	28,159	1,540,298

		2,382,255

Packaging & Containers — 0.4%
Sealed Air Corp.	41,300	797,503

Pharmaceuticals — 5.4%
Express Scripts, Inc. (a)	89,280	4,837,190
Merck & Co., Inc.	132,145	5,074,368
Pfizer, Inc.	29,380	665,751
Roche Holding AG	9,050	1,575,666

		12,152,975

Real Estate — 1.7%
Brookfield Asset Management, Inc. Class A	56,700	1,790,019
Hang Lung Properties Ltd.	325,000	2,069,011

		3,859,030

Retail — 13.7%
Bed Bath & Beyond, Inc. (a)	89,020	5,854,845
CarMax, Inc. (a)	34,070	1,180,526
Cie Financiere Richemont SA	5,300	332,777
Costco Wholesale Corp.	112,230	10,190,484
CVS Caremark Corp.	274,268	12,287,206
Tiffany & Co.	6,260	432,754
Walgreen Co.	17,510	586,410

		30,865,002

Semiconductors — 1.8%
Intel Corp.	24,350	684,479
Texas Instruments, Inc.	102,610	3,448,722

		4,133,201

Software — 2.0%
Activision Blizzard, Inc.	101,670	1,303,409
Microsoft Corp.	62,810	2,025,623

	Number of Shares	Value
Oracle Corp.	40,250	$1,173,690

		4,502,722

Telecommunications — 0.2%
America Movil SAB de CV Sponsored ADR (Mexico)	16,980	421,613

Transportation — 1.2%
China Shipping Development Co. Ltd. Class H	570,000	391,924
Kuehne & Nagel International AG	16,500	2,230,709
LLX Logistica SA (a)	24,600	45,684

		2,668,317

TOTAL COMMON STOCK (Cost $174,960,713)		216,042,215

TOTAL EQUITIES (Cost $174,960,713)		216,042,215

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) (c) (d) 5.000% 8/01/13	$359,000	87,955

TOTAL CORPORATE DEBT (Cost $350,424)		87,955

TOTAL BONDS & NOTES (Cost $350,424)		87,955

TOTAL LONG-TERM INVESTMENTS (Cost $175,311,137)		216,130,170

SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (e)	9,447,060	9,447,060

TOTAL SHORT-TERM INVESTMENTS (Cost $9,447,060)		9,447,060

TOTAL INVESTMENTS — 99.9% (Cost $184,758,197) (f)		225,577,230

Other Assets/(Liabilities) — 0.1%		159,367

NET ASSETS — 100.0%		$225,736,597

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $87,955 or 0.04% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2012, these securities amounted to a value of $87,955 or 0.04% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $9,447,067. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $9,636,528.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.1%
Advertising — 0.7%
Lamar Advertising Co. Class A (a)	75,000	$2,430,750

Aerospace & Defense — 1.8%
Goodrich Corp.	21,000	2,634,240
Rockwell Collins, Inc.	35,000	2,014,600
Spirit AeroSystems Holdings, Inc. Class A (a)	75,000	1,834,500

		6,483,340

Apparel — 0.3%
Deckers Outdoor Corp. (a)	19,000	1,197,950

Auto Manufacturers — 0.1%
Tesla Motors, Inc. (a)	12,000	446,880

Automotive & Parts — 1.0%
Allison Transmission Holdings, Inc. (a)	28,000	668,640
WABCO Holdings, Inc. (a)	49,000	2,963,520

		3,632,160

Banks — 0.5%
TCF Financial Corp.	160,000	1,902,400

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	33,000	3,064,380
ARIAD Pharmaceuticals, Inc. (a)	35,000	558,250
Human Genome Sciences, Inc. (a)	102,000	840,480
Regeneron Pharmaceuticals, Inc. (a)	33,000	3,848,460

		8,311,570

Chemicals — 0.7%
Rockwood Holdings, Inc. (a)	49,000	2,555,350

Coal — 0.9%
CONSOL Energy, Inc.	100,000	3,410,000

Commercial Services — 7.5%
Gartner, Inc. (a)	115,000	4,903,600
Global Payments, Inc. (b)	97,000	4,604,590
Hertz Global Holdings, Inc. (a)	204,000	3,068,160
Manpower, Inc.	89,000	4,215,930
Quanta Services, Inc. (a)	185,000	3,866,500
Robert Half International, Inc.	28,000	848,400
Vantiv, Inc. (a)	55,000	1,079,650
Verisk Analytics, Inc. Class A (a)	56,000	2,630,320
Weight Watchers International, Inc.	15,158	1,170,046
Western Union Co.	61,000	1,073,600

		27,460,796

Computers — 2.4%
IHS, Inc. Class A (a)	62,000	5,806,300
MICROS Systems, Inc. (a)	55,000	3,040,950

		8,847,250

	Number of Shares	Value
Distribution & Wholesale — 1.2%
Fastenal Co.	84,000	$4,544,400

Diversified Financial — 2.8%
Air Lease Corp. (a)	79,000	1,901,530
CBOE Holdings, Inc.	75,000	2,131,500
The Charles Schwab Corp.	113,000	1,623,810
IntercontinentalExchange, Inc. (a)	11,000	1,511,620
TD Ameritrade Holding Corp.	162,000	3,197,880

		10,366,340

Electric — 1.3%
Calpine Corp. (a)	280,000	4,818,800

Electrical Components & Equipment — 3.0%
AMETEK, Inc.	145,000	7,033,950
The Babcock & Wilcox Co. (a)	147,000	3,785,250

		10,819,200

Electronics — 2.1%
Dolby Laboratories, Inc. Class A (a)	2,000	76,120
FLIR Systems, Inc.	43,000	1,088,330
Gentex Corp.	63,000	1,543,500
Trimble Navigation Ltd. (a)	93,000	5,061,060

		7,769,010

Engineering & Construction — 0.9%
McDermott International, Inc. (a)	244,000	3,125,640

Environmental Controls — 0.3%
Waste Connections, Inc.	30,000	975,900

Foods — 0.4%
Whole Foods Market, Inc.	19,000	1,580,800

Health Care – Products — 5.2%
Bruker Corp. (a)	139,000	2,128,090
C.R. Bard, Inc.	37,000	3,652,640
CareFusion Corp. (a)	122,000	3,163,460
The Cooper Cos., Inc.	19,000	1,552,490
Edwards Lifesciences Corp. (a)	23,000	1,672,790
Henry Schein, Inc. (a)	46,000	3,481,280
IDEXX Laboratories, Inc. (a)	37,000	3,235,650

		18,886,400

Health Care – Services — 2.8%
Covance, Inc. (a)	65,000	3,095,950
Laboratory Corporation of America Holdings (a)	36,000	3,295,440
MEDNAX, Inc. (a)	24,000	1,784,880
Universal Health Services, Inc. Class B	46,000	1,927,860

		10,104,130

Insurance — 1.8%
HCC Insurance Holdings, Inc.	66,000	2,057,220
W.R. Berkley Corp.	66,000	2,383,920
Willis Group Holdings PLC	56,000	1,958,880

		6,400,020

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet — 2.8%
Akamai Technologies, Inc. (a)	52,000	$1,908,400
Liberty Interactive Corp. Class A (a)	102,000	1,947,180
Netflix, Inc. (a)	23,000	2,645,920
Rackspace Hosting, Inc. (a)	28,000	1,618,120
TIBCO Software, Inc. (a)	73,000	2,226,500

		10,346,120

Leisure Time — 0.4%
Harley-Davidson, Inc.	28,000	1,374,240

Lodging — 1.6%
Choice Hotels International, Inc.	47,000	1,754,980
Marriott International, Inc. Class A	111,000	4,201,350

		5,956,330

Machinery – Diversified — 3.9%
Gardner Denver, Inc.	68,000	4,285,360
IDEX Corp.	88,000	3,707,440
Roper Industries, Inc.	63,000	6,247,080

		14,239,880

Manufacturing — 3.5%
Acuity Brands, Inc.	26,000	1,633,580
Crane Co.	29,000	1,406,500
Pall Corp.	73,000	4,352,990
Textron, Inc.	193,000	5,371,190

		12,764,260

Media — 1.6%
Discovery Communications, Inc. Series A (a)	19,000	961,400
Discovery Communications, Inc. Series C (a)	47,000	2,203,360
FactSet Research Systems, Inc.	28,000	2,773,120

		5,937,880

Metal Fabricate & Hardware — 0.0%
Rexnord Corp. (a)	2,000	42,200

Mining — 1.8%
Agnico-Eagle Mines Ltd.	65,000	2,169,700
Franco-Nevada Corp.	65,000	2,794,977
HudBay Minerals, Inc.	23,000	252,080
Osisko Mining Corp. (a)	119,000	1,381,543

		6,598,300

Oil & Gas — 4.3%
Continental Resources, Inc. (a)	21,000	1,802,220
EQT Corp.	66,000	3,181,860
Laredo Petroleum Holdings, Inc. (a)	19,000	445,360
QEP Resources, Inc.	75,000	2,287,500
Range Resources Corp.	56,000	3,255,840
SM Energy Co.	37,000	2,618,490
Southwestern Energy Co. (a)	63,000	1,927,800

		15,519,070

	Number of Shares	Value
Oil & Gas Services — 1.0%
FMC Technologies, Inc. (a)	38,000	$1,915,960
Trican Well Service Ltd. (a) (c)	16,500	242,343
Trican Well Service Ltd.	96,500	1,417,339

		3,575,642

Pharmaceuticals — 5.6%
Alkermes PLC (a)	95,000	1,762,250
Amylin Pharmaceuticals, Inc. (a)	57,700	1,440,192
Cubist Pharmaceuticals, Inc. (a)	17,000	735,250
DENTSPLY International, Inc.	133,000	5,337,290
Elan Corp. PLC Sponsored ADR (Ireland) (a)	148,000	2,221,480
Hospira, Inc. (a)	53,000	1,981,670
SXC Health Solutions Corp. (a)	46,000	3,448,160
Theravance, Inc. (a)	58,000	1,131,000
Valeant Pharmaceuticals International, Inc. (a)	47,000	2,523,430

		20,580,722

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	22,000	1,832,820

Retail — 9.8%
CarMax, Inc. (a)	126,000	4,365,900
Chipotle Mexican Grill, Inc. (a)	5,000	2,090,000
Dollar General Corp. (a)	159,000	7,345,800
Kohl’s Corp.	71,000	3,552,130
Michael Kors Holdings Ltd. (a)	74,776	3,483,814
O’Reilly Automotive, Inc. (a)	42,000	3,836,700
Panera Bread Co. Class A (a)	16,000	2,574,720
Shoppers Drug Mart Corp.	107,000	4,698,582
Starbucks Corp.	28,000	1,564,920
Tim Hortons, Inc.	42,000	2,248,680

		35,761,246

Savings & Loans — 0.4%
BankUnited, Inc.	57,000	1,425,000

Semiconductors — 6.6%
Altera Corp.	60,000	2,389,200
Atmel Corp. (a)	310,000	3,056,600
Cree, Inc. (a)	47,000	1,486,610
Intersil Corp. Class A	143,000	1,601,600
Marvell Technology Group Ltd. (a)	187,000	2,941,510
Microchip Technology, Inc.	56,000	2,083,200
NVIDIA Corp. (a)	188,000	2,893,320
PMC-Sierra, Inc. (a)	49,000	354,270
Rovi Corp. (a)	23,000	748,650
Silicon Laboratories, Inc. (a)	56,000	2,408,000
Xilinx, Inc.	108,000	3,934,440

		23,897,400

Software — 7.3%
Allscripts Healthcare Solutions, Inc. (a)	80,000	1,328,000
Ariba, Inc. (a)	71,000	2,322,410

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Concur Technologies, Inc. (a)	49,000	$2,811,620
Fiserv, Inc. (a)	60,000	4,163,400
Informatica Corp. (a)	23,000	1,216,700
MSCI, Inc. Class A (a)	122,000	4,490,820
Nuance Communications, Inc. (a)	207,000	5,295,060
Red Hat, Inc. (a)	85,000	5,090,650

		26,718,660

Telecommunications — 2.5%
Amdocs Ltd. (a)	126,000	3,979,080
Aruba Networks, Inc. (a)	38,000	846,640
JDS Uniphase Corp. (a)	290,000	4,202,100

		9,027,820

Transportation — 1.5%
J.B. Hunt Transport Services, Inc.	33,000	1,794,209
Kansas City Southern (a)	28,000	2,007,320
UTI Worldwide, Inc.	95,000	1,636,850

		5,438,379

TOTAL COMMON STOCK (Cost $253,869,870)		347,105,055

PREFERRED STOCK — 0.7%
Internet — 0.4%
Coupons.com (a) (b)	134,468	738,680
LivingSocial (a) (b)	158,890	846,566

		1,585,246

Oil & Gas Services — 0.2%
Halcon Resources Corp. (a) (b)	8	754,762

Software — 0.1%
Workday, Inc. (a) (b)	14,857	197,004

TOTAL PREFERRED STOCK (Cost $2,595,871)		2,537,012

TOTAL EQUITIES (Cost $256,465,741)		349,642,067

MUTUAL FUNDS — 1.6%
Diversified Financial — 1.6%
T. Rowe Price Government Reserve Investment Fund	5,789,039	5,789,040

TOTAL MUTUAL FUNDS (Cost $5,789,040)		5,789,040

TOTAL LONG-TERM INVESTMENTS (Cost $262,254,781)		355,431,107

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (d)	$9,492,244	$9,492,244

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	3,825	3,825

TOTAL SHORT-TERM INVESTMENTS (Cost $9,496,069)		9,496,069

TOTAL INVESTMENTS — 100.0% (Cost $271,750,850) (e)		364,927,176

Other Assets/(Liabilities) — (0.0)%		(116,715)

NET ASSETS — 100.0%		$364,810,461

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $242,343 or 0.07% of net assets.
(d)	Maturity value of $9,492,252. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $9,683,685.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 96.0%
Advertising — 0.3%
Omnicom Group, Inc.	24,839	$1,258,096

Aerospace & Defense — 2.4%
Exelis, Inc.	204,401	2,559,100
General Dynamics Corp.	32,781	2,405,470
L-3 Communications Holdings, Inc.	47,717	3,376,932
Northrop Grumman Corp.	40,970	2,502,448

		10,843,950

Airlines — 1.1%
Southwest Airlines Co.	577,442	4,758,122

Auto Manufacturers — 0.5%
Oshkosh Corp. (a)	91,896	2,129,230

Banks — 8.7%
City National Corp.	45,662	2,395,885
Comerica, Inc.	176,111	5,698,952
Commerce Bancshares, Inc.	143,772	5,825,642
Cullen/Frost Bankers, Inc.	37,912	2,206,099
Northern Trust Corp.	259,293	12,303,453
PNC Financial Services Group, Inc.	49,076	3,164,911
State Street Corp.	40,688	1,851,304
SunTrust Banks, Inc.	102,328	2,473,268
Westamerica Bancorp.	73,309	3,518,832

		39,438,346

Beverages — 1.4%
Dr. Pepper Snapple Group, Inc.	158,099	6,357,161

Biotechnology — 0.2%
Life Technologies Corp. (a)	20,521	1,001,835

Chemicals — 1.0%
Minerals Technologies, Inc.	42,281	2,765,600
Olin Corp.	78,245	1,701,829

		4,467,429

Coal — 0.4%
Peabody Energy Corp.	63,825	1,848,372

Commercial Services — 0.4%
Booz Allen Hamilton Holding Corp.	108,080	1,840,602

Computers — 0.1%
Western Digital Corp. (a)	16,264	673,167

Diversified Financial — 1.0%
The Charles Schwab Corp.	324,577	4,664,172

Electric — 10.1%
Consolidated Edison, Inc.	34,786	2,032,198
The Empire District Electric Co.	218,348	4,443,382
Great Plains Energy, Inc.	336,954	6,830,057
IDACORP, Inc.	42,464	1,746,120
Northeast Utilities	84,042	3,119,639
NV Energy, Inc.	361,241	5,823,205

	Number of Shares	Value
PG&E Corp.	172,635	$7,494,085
Portland General Electric Co.	112,614	2,813,098
Westar Energy, Inc.	209,918	5,863,010
Wisconsin Energy Corp.	45,197	1,590,030
Xcel Energy, Inc.	145,736	3,857,632

		45,612,456

Electrical Components & Equipment — 1.5%
Emerson Electric Co.	52,196	2,723,588
Hubbell, Inc. Class B	19,714	1,549,126
Molex, Inc.	96,787	2,269,655

		6,542,369

Electronics — 2.2%
Brady Corp. Class A	46,730	1,511,715
Koninklijke Philips Electronics NV	287,747	5,831,770
TE Connectivity Ltd.	73,060	2,684,955

		10,028,440

Entertainment — 1.1%
International Game Technology	126,524	2,124,338
International Speedway Corp. Class A	57,421	1,593,433
Speedway Motorsports, Inc.	57,554	1,075,109

		4,792,880

Environmental Controls — 3.8%
Republic Services, Inc.	490,192	14,980,267
Waste Management, Inc.	66,107	2,311,101

		17,291,368

Foods — 5.8%
Campbell Soup Co.	75,273	2,547,991
General Mills, Inc.	95,051	3,749,762
H.J. Heinz Co.	45,127	2,416,551
Kellogg Co.	66,231	3,551,969
Ralcorp Holdings, Inc. (a)	100,938	7,478,496
Sysco Corp.	208,974	6,239,964

		25,984,733
Gas — 0.8%
AGL Resources, Inc.	93,520	3,667,855

Hand & Machine Tools — 0.6%
Snap-on, Inc.	29,878	1,821,661
Stanley Black & Decker, Inc.	10,058	774,064

		2,595,725

Health Care – Products — 6.6%
Becton, Dickinson & Co.	61,609	4,783,939
Boston Scientific Corp. (a)	541,265	3,236,765
CareFusion Corp. (a)	303,873	7,879,427
Hologic, Inc. (a)	62,312	1,342,823
Steris Corp.	80,500	2,545,410
Stryker Corp.	44,758	2,483,174
Zimmer Holdings, Inc.	117,358	7,543,772

		29,815,310

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 2.3%
Cigna Corp.	61,319	$3,019,961
Humana, Inc.	20,215	1,869,483
LifePoint Hospitals, Inc. (a)	136,405	5,379,813

		10,269,257

Home Furnishing — 0.8%
Whirlpool Corp.	44,438	3,415,505

Household Products — 2.4%
The Clorox Co.	44,184	3,037,650
Kimberly-Clark Corp.	106,647	7,880,147

		10,917,797

Insurance — 8.5%
ACE Ltd.	41,328	3,025,210
The Allstate Corp.	177,770	5,852,188
Aon Corp.	110,558	5,423,976
HCC Insurance Holdings, Inc.	210,708	6,567,768
Marsh & McLennan Cos., Inc.	181,116	5,938,794
Symetra Financial Corp.	141,829	1,635,288
Torchmark Corp.	26,250	1,308,563
The Travelers Cos., Inc.	84,126	4,980,259
Unum Group	152,700	3,738,096

		38,470,142

Leisure Time — 0.6%
Carnival Corp.	87,302	2,800,648

Machinery – Construction & Mining — 0.3%
Ingersoll-Rand PLC	36,446	1,507,042

Manufacturing — 2.3%
ITT Corp.	120,756	2,770,143
Tyco International Ltd.	136,602	7,674,300

		10,444,443

Media — 0.6%
Time Warner Cable, Inc.	34,356	2,800,014

Metal Fabricate & Hardware — 0.8%
Kaydon Corp.	139,185	3,550,609

Mining — 1.1%
Newmont Mining Corp.	96,267	4,935,609

Oil & Gas — 6.5%
Apache Corp.	21,224	2,131,739
Devon Energy Corp.	17,674	1,256,975
EQT Corp.	54,496	2,627,252
Imperial Oil Ltd.	202,594	9,205,033
Murphy Oil Corp.	101,298	5,700,038
Southwestern Energy Co. (a)	82,512	2,524,867
Ultra Petroleum Corp. (a)	263,308	5,958,660

		29,404,564

Packaging & Containers — 1.3%
Bemis Co., Inc.	178,221	5,754,756

	Number of Shares	Value
Pharmaceuticals — 1.8%
Eli Lilly & Co.	29,735	$1,197,429
Hospira, Inc. (a)	44,937	1,680,194
Patterson Cos., Inc.	152,556	5,095,370

		7,972,993

Real Estate Investment Trusts (REITS) — 2.8%
American Tower Corp.	58,849	3,708,664
Government Properties Income Trust	58,887	1,419,766
Piedmont Office Realty Trust, Inc. Class A	289,788	5,143,737
Weyerhaeuser Co.	106,971	2,344,804

		12,616,971

Retail — 4.6%
CEC Entertainment, Inc.	109,673	4,157,704
Lowe’s Cos., Inc.	228,140	7,159,033
Staples, Inc.	333,000	5,387,940
Target Corp.	67,926	3,958,048

		20,662,725

Savings & Loans — 2.9%
Capitol Federal Financial, Inc.	327,235	3,881,007
Hudson City Bancorp, Inc.	600,600	4,390,386
People’s United Financial, Inc.	372,038	4,925,783

		13,197,176

Semiconductors — 2.5%
Applied Materials, Inc.	533,274	6,633,928
Teradyne, Inc. (a)	265,021	4,476,205

		11,110,133

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. (a)	26,810	1,078,834

Telecommunications — 3.2%
CenturyLink, Inc.	129,626	5,010,045
Harris Corp.	29,981	1,351,543
Rogers Communications, Inc. Class B	122,634	4,868,722
tw telecom, Inc. (a)	142,698	3,162,188

		14,392,498

Transportation — 0.5%
Heartland Express, Inc.	161,174	2,330,576

TOTAL COMMON STOCK (Cost $412,302,511)		433,243,910

TOTAL EQUITIES (Cost $412,302,511)		433,243,910

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 2.9%
Diversified Financial — 2.9%
iShares Russell Midcap Value Index Fund	266,790	$12,840,602

TOTAL MUTUAL FUNDS (Cost $11,655,199)		12,840,602

TOTAL LONG-TERM INVESTMENTS (Cost $423,957,710)		446,084,512

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$3,157,193	3,157,193

TOTAL SHORT-TERM INVESTMENTS (Cost $3,157,193)		3,157,193

TOTAL INVESTMENTS — 99.6% (Cost $427,114,903) (c)		449,241,705

Other Assets/(Liabilities) — 0.4%		1,965,993

NET ASSETS — 100.0%		$451,207,698

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,157,196. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $3,223,052.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	6,385,247	$86,520,093
MML Concentrated Growth Fund, Class I (a)	245,941	1,989,659
MML Equity Fund, Initial Class (a)	1,533,559	31,482,844
MML Equity Income Fund, Initial Class (a)	7,236,945	74,178,682
MML Focused Equity Fund, Class II (a)	3,677,981	42,296,779
MML Foreign Fund, Initial Class (a)	4,207,806	37,491,549
MML Fundamental Growth Fund, Class II (a) (b)	5,228,557	60,964,977
MML Fundamental Value Fund, Class II (a) (b)	4,940,804	60,574,263
MML Global Fund, Class I (a)	4,162,170	38,250,341
MML High Yield Fund, Class II (a)	3,775,046	39,864,488
MML Income & Growth Fund, Initial Class (a)	3,449,350	31,837,504
MML Inflation-Protected and Income Fund, Initial Class (a)	2,200,344	25,634,007
MML Large Cap Growth Fund, Initial Class (a)	4,627,678	54,190,109
MML Managed Bond Fund, Initial Class (a)	15,837,626	207,804,113
MML Mid Cap Growth Fund, Initial Class (a) (b)	3,948,196	54,011,320
MML Mid Cap Value Fund, Initial Class (a)	5,110,487	57,237,452
MML PIMCO Total Return Fund, Class II (a)	10,004,804	103,549,716
MML Short-Duration Bond Fund, Class II (a)	6,571,039	68,075,960
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	1,548,619	28,400,844
MML Small Company Value Fund, Class II (a) (b)	1,868,089	34,727,767
MML Strategic Emerging Markets Fund, Class II (a)	1,191,122	12,542,513
Oppenheimer Global Securities Fund, Non-Service Shares (a) (b)	1,121,034	35,065,929
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a) (b)	11,316,311	63,937,155
Oppenheimer International Growth Fund, Non-Service Shares (a) (b)	13,012,233	25,373,853

		1,276,001,917

Value
TOTAL MUTUAL FUNDS (Cost $1,114,172,446)	$1,276,001,917

TOTAL LONG-TERM INVESTMENTS (Cost $1,114,172,446)	1,276,001,917

TOTAL INVESTMENTS —100.1% (Cost $1,114,172,446) (c)	1,276,001,917

Other Assets/(Liabilities) — (0.1)%	(739,293)

NET ASSETS — 100.0%	$1,275,262,624

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Auto Manufacturers — 0.5%
Paccar, Inc.	1,841	$86,214

Beverages — 0.6%
Green Mountain Coffee Roasters, Inc. (a)	799	37,425
Monster Beverage Corp. (a)	899	55,819

		93,244

Biotechnology — 5.0%
Alexion Pharmaceuticals, Inc. (a)	960	89,146
Amgen, Inc.	4,082	277,535
Biogen Idec, Inc. (a)	1,231	155,069
Celgene Corp. (a)	2,263	175,428
Life Technologies Corp. (a)	919	44,865
Vertex Pharmaceuticals, Inc. (a)	1,084	44,455

		786,498

Chemicals — 0.3%
Sigma-Aldrich Corp.	622	45,443

Commercial Services — 1.4%
Apollo Group, Inc. Class A (a)	649	25,077
Automatic Data Processing, Inc.	2,530	139,631
Paychex, Inc.	1,869	57,920

		222,628

Computers — 21.4%
Apple, Inc. (a)	4,809	2,882,851
Cognizant Technology Solutions Corp. Class A (a)	1,564	120,350
Dell, Inc. (a)	9,265	153,799
NetApp, Inc. (a)	1,850	82,825
Research In Motion Ltd. (a)	2,685	39,496
SanDisk Corp. (a)	1,250	61,988
Seagate Technology PLC	2,314	62,362

		3,403,671

Distribution & Wholesale — 0.8%
Fastenal Co.	1,523	82,394
Fossil, Inc. (a)	319	42,102

		124,496

Electronics — 0.5%
Flextronics International Ltd. (a)	3,543	25,616
Garmin Ltd.	1,004	47,138

		72,754

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	446	11,172

Environmental Controls — 0.2%
Stericycle, Inc. (a)	438	36,634

	Number of Shares	Value
Foods — 0.5%
Whole Foods Market, Inc.	940	$78,208

Health Care – Products — 0.9%
Henry Schein, Inc. (a)	463	35,040
Intuitive Surgical, Inc. (a)	203	109,975

		145,015

Internet — 15.4%
Akamai Technologies, Inc. (a)	917	33,654
Amazon.com, Inc. (a)	2,347	475,291
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	1,398	203,786
Check Point Software Technologies Ltd. (a)	1,070	68,309
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	761	16,468
eBay, Inc. (a)	6,637	244,839
Expedia, Inc.	623	20,833
F5 Networks, Inc. (a)	409	55,199
Google, Inc. Class A (a)	1,330	852,849
Liberty Interactive Corp. Class A (a)	2,815	53,738
Netflix, Inc. (a)	287	33,017
Priceline.com, Inc. (a)	257	184,398
Symantec Corp. (a)	3,762	70,349
VeriSign, Inc.	822	31,515
Yahoo!, Inc. (a)	6,259	95,262

		2,439,507

Lodging — 0.4%
Wynn Resorts Ltd.	519	64,813

Media — 4.5%
Comcast Corp. Class A	10,806	324,288
DIRECTV Class A (a)	3,487	172,049
News Corp. Class A	8,640	170,122
Sirius XM Radio, Inc. (a)	19,366	44,735

		711,194

Mining — 0.2%
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	287	25,250

Pharmaceuticals — 4.0%
DENTSPLY International, Inc.	732	29,375
Express Scripts, Inc. (a)	2,500	135,450
Gilead Sciences, Inc. (a)	3,905	190,759
Mylan, Inc. (a)	2,202	51,637
Perrigo Co.	482	49,796
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,605	162,441
Warner Chilcott PLC Class A (a)	1,285	21,601

		641,059

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 4.9%
Bed Bath & Beyond, Inc. (a)	1,244	$81,818
Costco Wholesale Corp.	2,243	203,664
Dollar Tree, Inc. (a)	613	57,922
O’Reilly Automotive, Inc. (a)	656	59,926
Ross Stores, Inc.	1,179	68,500
Sears Holdings Corp. (a)	548	36,305
Staples, Inc.	3,579	57,908
Starbucks Corp.	3,886	217,189

		783,232

Semiconductors — 8.8%
Altera Corp.	1,663	66,221
Applied Materials, Inc.	6,658	82,826
Avago Technologies Ltd.	1,257	48,985
Broadcom Corp. Class A (a)	2,537	99,704
Intel Corp.	25,764	724,226
KLA-Tencor Corp.	860	46,801
Lam Research Corp. (a)	618	27,575
Linear Technology Corp.	1,181	39,800
Marvell Technology Group Ltd. (a)	3,009	47,332
Maxim Integrated Products, Inc.	1,505	43,028
Microchip Technology, Inc.	991	36,865
Micron Technology, Inc. (a)	5,094	41,261
NVIDIA Corp. (a)	3,150	48,478
Xilinx, Inc.	1,351	49,217

		1,402,319

Software — 17.9%
Activision Blizzard, Inc.	5,790	74,228
Adobe Systems, Inc. (a)	2,546	87,353
Autodesk, Inc. (a)	1,165	49,303
BMC Software, Inc. (a)	847	34,015
CA, Inc.	2,504	69,010
Cerner Corp. (a)	875	66,640
Citrix Systems, Inc. (a)	958	75,596
Electronic Arts, Inc. (a)	1,708	28,148
Fiserv, Inc. (a)	715	49,614
Infosys Ltd. Sponsored ADR (India)	417	23,781
Intuit, Inc.	1,521	91,458
Microsoft Corp.	43,272	1,395,522
Nuance Communications, Inc. (a)	1,589	40,647
Oracle Corp.	25,918	755,769

		2,841,084

Telecommunications — 8.4%
Cisco Systems, Inc.	27,776	587,462
QUALCOMM, Inc.	8,722	593,271
Virgin Media, Inc.	1,438	35,921
Vodafone Group PLC Sponsored ADR (United Kingdom)	4,514	124,902

		1,341,556

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	1,747	58,804

	Number of Shares	Value
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	842	$55,143
Expeditors International of Washington, Inc.	1,094	50,882

		106,025

TOTAL COMMON STOCK (Cost $11,162,421)		15,520,820

TOTAL EQUITIES (Cost $11,162,421)		15,520,820

MUTUAL FUNDS — 0.1%
Diversified Financial — 0.1%
PowerShares QQQ Trust, Series 1	263	17,766

TOTAL MUTUAL FUNDS (Cost $11,706)		17,766

TOTAL LONG-TERM INVESTMENTS (Cost $11,174,127)		15,538,586

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$278,351	278,351

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	411	411

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill (c) 0.020% 5/03/12	5,000	5,000
U.S. Treasury Bill (c) 0.021% 5/03/12	20,000	20,000
U.S. Treasury Bill (c) 0.033% 5/03/12	10,000	10,000
U.S. Treasury Bill (c) 0.042% 5/03/12	5,000	5,000
U.S. Treasury Bill (c) 0.050% 5/03/12	10,000	9,999

		49,999

TOTAL SHORT-TERM INVESTMENTS (Cost $328,761)		328,761

TOTAL INVESTMENTS — 100.0% (Cost $11,502,888) (d)		15,867,347

Other Assets/(Liabilities) — (0.0)%		(2,817)

NET ASSETS — 100.0%		$15,864,530

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $278,351. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $284,386.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

PREFERRED STOCK — 0.4%
Savings & Loans — 0.4%
GMAC Capital Trust I 8.125% 2/15/40	44,000	$1,016,840

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,016,840

TOTAL EQUITIES (Cost $1,100,000)		1,016,840

	Principal Amount
BONDS & NOTES — 126.2%

BANK LOANS — 0.3%
Diversified Financial — 0.3%
Springleaf Financial Funding Co. Term Loan 5.500% 5/10/17	$1,000,000	920,600

TOTAL BANK LOANS (Cost $995,000)		920,600

CORPORATE DEBT — 31.9%
Agriculture — 0.0%
Altria Group, Inc. 7.750% 2/06/14	100,000	112,015

Auto Manufacturers — 0.3%
Daimler Finance NA LLC FRN (a) 1.673% 9/13/13	200,000	200,805
Volkswagen International Finance NV FRN (a) 1.031% 10/01/12	600,000	600,569

		801,374

Banks — 6.5%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	800,000
Bank of America Corp. FRN 1.973% 1/30/14	500,000	490,904
Bank of India 6.250% 2/16/21	500,000	499,553
Bank of Nova Scotia (a) 1.650% 10/29/15	100,000	101,598
Bank of Nova Scotia (a) 1.950% 1/30/17	200,000	202,196
BBVA US Senior SA FRN 2.622% 5/16/14	800,000	779,987
BNP Paribas 5.000% 1/15/21	200,000	201,853

	Principal Amount	Value
BNP Paribas SA FRN 1.481% 1/10/14	$500,000	$489,655
Cie de Financement Foncier (a) 2.125% 4/22/13	1,000,000	1,005,490
GMAC, Inc. 7.500% 12/31/13	100,000	106,250
HBOS PLC FRN EUR (b) 2.071% 3/29/16	2,100,000	2,198,604
HBOS PLC (a) 6.750% 5/21/18	100,000	93,858
HSBC Bank PLC (a) 2.000% 1/19/14	100,000	100,371
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	895,435
ICICI Bank Ltd. (a) 5.750% 11/16/20	200,000	196,422
ING Bank NV FRN (a) 1.523% 3/15/13	1,100,000	1,100,378
Intesa Sanpaolo SpA FRN (a) 2.891% 2/24/14	200,000	195,078
Intesa Sanpaolo SpA (a) 6.500% 2/24/21	800,000	772,872
Lloyds TSB Bank PLC 4.875% 1/21/16	200,000	207,367
The Royal Bank of Scotland PLC EUR (b) 6.934% 4/09/18	100,000	124,168
The Royal Bank of Scotland PLC (Acquired 3/10/11, Cost $87,548) FRN CAD (b) (c) 2.001% 3/30/15	100,000	89,498
Santander Issuances SA Unipersonal VRN GBP (b) 7.300% 7/27/19	2,500,000	3,624,869
Santander US Debt SA Unipersonal (a) 2.991% 10/07/13	200,000	199,048
Sberbank of Russia Via SB Capital SA 5.499% 7/07/15	800,000	847,000
State Bank of India 4.500% 10/23/14	200,000	204,691
State Bank of India (a) 4.500% 7/27/15	300,000	310,264
Turkiye Garanti Bankasi AS FRN (a) 3.061% 4/20/16	200,000	185,500
US Bank NA VRN EUR (b) 1.285% 2/28/17	700,000	863,571

		16,886,480

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. FRN 1.106% 1/27/14	500,000	502,548

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pernod-Ricard SA (a) 5.750% 4/07/21	$300,000	$332,252

		834,800

Chemicals — 0.5%
Braskem Finance Ltd. (a) 5.750% 4/15/21	800,000	837,440
Braskem Finance Ltd. (a) 7.250% 6/05/18	400,000	451,520
Lyondell Chemical Co. 8.000% 11/01/17	54,000	60,615

		1,349,575

Coal — 0.1%
Arch Western Finance LLC 6.750% 7/01/13	200,000	200,250

Commercial Services — 0.5%
Massachusetts Institute of Technology 5.600% 7/01/2111	1,000,000	1,266,210

Computers — 0.3%
Hewlett-Packard Co. FRN 0.771% 5/24/13	800,000	798,190

Diversified Financial — 12.5%
Ally Financial, Inc. FRN 3.710% 2/11/14	1,100,000	1,083,544
Ally Financial, Inc. FRN 3.873% 6/20/14	2,100,000	2,047,836
Ally Financial, Inc. 7.500% 9/15/20	1,000,000	1,080,000
American Express Credit Corp. 5.875% 5/02/13	595,000	625,694
American General Finance Corp. EUR (b) 4.125% 11/29/13	1,500,000	1,701,977
Banque PSA Finance FRN (a) 2.481% 4/04/14	300,000	289,577
Citigroup, Inc. FRN 1.352% 2/15/13	100,000	99,520
Citigroup, Inc. FRN 2.026% 1/13/14	200,000	198,812
Countrywide Financial Corp. 5.800% 6/07/12	700,000	705,527
Credit Agricole Home Loan FRN (a) 1.311% 7/21/14	600,000	588,001
Federal Home Loan Mortgage Corp. 1.250% 5/12/17	100,000	99,546
Federal Home Loan Mortgage Corp. 2.000% 8/25/16	500,000	519,647
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	100,000	98,183

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 2.500% 5/27/16	$500,000	$530,126
Federal Home Loan Mortgage Corp. 4.875% 6/13/18	500,000	596,266
Federal Home Loan Mortgage Corp. 5.250% 4/18/16	700,000	818,591
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	100,000	121,610
Federal National Mortgage Association 0.375% 3/16/15	6,400,000	6,349,481
Federal National Mortgage Association 1.125% 4/27/17	800,000	792,639
Federal National Mortgage Association 1.250% 1/30/17	1,600,000	1,601,293
Federal National Mortgage Association 5.000% 2/13/17	100,000	117,822
Federal National Mortgage Association 5.375% 6/12/17	100,000	120,157
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,063,450
Ford Motor Credit Co. LLC 7.000% 10/01/13	100,000	106,627
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	218,472
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	313,815
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	642,750
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,800,000	1,806,878
Merrill Lynch & Co., Inc. EUR (b) 4.875% 5/30/14	600,000	829,511
Merrill Lynch & Co., Inc. 5.450% 2/05/13	100,000	102,827
Merrill Lynch & Co., Inc. 5.571% 10/04/12	900,000	906,390
Morgan Stanley FRN 3.006% 5/14/13	100,000	100,755
Morgan Stanley, Series F 6.625% 4/01/18	800,000	842,411
SLM Corp. 5.000% 10/01/13	900,000	920,250
SLM Corp. 5.050% 11/14/14	4,300,000	4,406,537
SLM Corp. 8.450% 6/15/18	100,000	111,500

		32,558,022

Electric — 0.8%
Comision Federal de Electricidad (a) 4.875% 5/26/21	1,200,000	1,272,000
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	100,000	110,504

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Corp. 3.625% 9/15/15	$100,000	$101,683
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	202,809
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	101,794
Majapahit Holdings BV (d) 7.250% 6/28/17	100,000	115,750
Majapahit Holdings BV (d) 7.750% 10/17/16	200,000	231,500
NRG Energy, Inc. 8.250% 9/01/20	100,000	98,500

		2,234,540

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	104,198
MeadWestvaco Corp. 6.850% 4/01/12	1,339,000	1,339,000

		1,443,198

Holding Company – Diversified — 0.6%
Hutchison Whampoa International Ltd. (a) 6.500% 2/13/13	1,000,000	1,039,579
Noble Group Ltd. (a) 6.625% 8/05/20	200,000	195,750
Noble Group Ltd. (d) 6.750% 1/29/20	100,000	98,500
Noble Group Ltd. (a) 6.750% 1/29/20	300,000	295,500

		1,629,329

Insurance — 1.5%
American International Group, Inc. 6.250% 3/15/37	1,600,000	1,440,000
American International Group, Inc. VRN 8.175% 5/15/38	1,000,000	1,058,500
MetLife Institutional Funding II FRN (a) 1.481% 4/04/14	1,300,000	1,304,620

		3,803,120

Iron & Steel — 0.6%
CSN Resources SA (a) 6.500% 7/21/20	400,000	448,000
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	600,000	691,320
Gerdau Trade, Inc. (a) 5.750% 1/30/21	500,000	529,650

		1,668,970

	Principal Amount	Value

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. FRN 0.663% 5/21/13	$700,000	$702,018

Media — 0.4%
COX Communications, Inc. 7.125% 10/01/12	1,000,000	1,032,319

Multi-National — 0.1%
European Investment Bank EUR (b) 4.625% 4/15/20	100,000	152,888

Oil & Gas — 1.1%
Ecopetrol SA 7.625% 7/23/19	200,000	246,500
Indian Oil Corp. Ltd. 4.750% 1/22/15	500,000	509,783
Petrobras International Finance Co. 5.375% 1/27/21	400,000	430,696
Petrobras International Finance Co. 5.750% 1/20/20	400,000	443,120
Petrobras International Finance Co. 8.375% 12/10/18	200,000	252,684
Petroleos Mexicanos 6.500% 6/02/41	700,000	787,500
Transocean, Inc. 4.950% 11/15/15	100,000	106,926

		2,777,209

Pipelines — 0.1%
NGPL PipeCo LLC (a) 6.514% 12/15/12	300,000	289,496

Real Estate — 0.1%
Qatari Diar Finance QSC (d) 5.000% 7/21/20	200,000	214,250

Savings & Loans — 0.2%
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	392,000	417,480

Telecommunications — 4.1%
BellSouth Corp. (a) 4.463% 4/26/21	2,500,000	2,505,660
Deutsche Telekom International Finance BV GBP (b) 6.500% 4/08/22	1,500,000	2,852,000
France Telecom SA 4.375% 7/08/14	5,000,000	5,339,320

		10,696,980

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.5%
Asciano Finance (a) 5.000% 4/07/18	$1,200,000	$1,239,439

TOTAL CORPORATE DEBT (Cost $82,642,854)		83,108,152

MUNICIPAL OBLIGATIONS — 3.2%
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	978,840
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	2,396,304
Buckeye Tobacco Settlement Financing Authority 5.875% 6/01/47	100,000	74,745
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,282,790
Los Angeles Community College District BAB 6.750% 8/01/49	1,200,000	1,558,896
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,402,726
State of California BAB 5.700% 11/01/21	500,000	564,850

		8,259,151

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,891,530)		8,259,151

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
Automobile ABS — 0.1%
Auto Compartiment, Series 2007-2, Class A FRN EUR (b) (d) 1.308% 10/25/20	215,397	285,603

Commercial MBS — 2.8%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (a) 1.992% 11/15/15	189,102	176,812
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.673% 2/24/51	900,000	996,929
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.666% 6/11/40	1,111,380	1,121,961

	Principal Amount	Value
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (d) 1.257% 1/25/20	$897,548	$1,243,029
European Loan Conduit, Series 25A, Class A FRN EUR (a) (b) 1.207% 5/15/19	474,801	555,441
Extended Stay America Trust, Series 2010-ESHA, Class A (a) 2.950% 11/05/27	292,536	295,747
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 (a) 4.069% 11/15/43	100,000	106,220
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.787% 8/15/45	1,500,000	1,692,611
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (d) 1.369% 10/23/16	771,534	1,074,888

		7,263,638

Credit Card ABS — 1.8%
Citibank Omni Master Trust, Series 2009-A8, Class A8 FRN (a) 2.341% 5/16/16	4,000,000	4,006,828
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 2.991% 8/15/18	600,000	630,896

		4,637,724

Other ABS — 0.9%
Duane Street CLO, Series 2005-1A, Class A FRN (a) 0.773% 11/08/17	1,746,676	1,710,415
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.743% 5/21/21	500,000	472,562
Wind River CLO Ltd., Series 2004-1A, Class A1 FRN (a) 0.803% 12/19/16	183,620	178,392

		2,361,369

WL Collateral CMO — 2.7%
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.891% 9/25/36	121,204	108,321
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A FRN 2.580% 10/25/35	800,018	683,564
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN EUR (b) 0.501% 12/20/54	265,956	254,786

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (b) 0.725% 12/20/54	$665,474	$851,597
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (d) 0.810% 12/20/54	313,164	400,752
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (b) (d) 0.895% 12/20/54	265,956	340,340
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (d) 1.429% 9/20/44	332,852	515,094
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (d) 1.450% 9/20/44	99,855	154,528
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (d) 1.584% 1/20/44	12,120	15,680
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.673% 9/25/35	809,068	750,827
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,352,279	1,325,100
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	1,700,000	1,538,333
Thornburg Mortgage Securities Trust, Series 2007-2, Class A1 FRN 0.381% 6/25/37	123,298	122,876

		7,061,798

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,882,393)		21,610,132

SOVEREIGN DEBT OBLIGATIONS — 4.4%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (b) 4.125% 9/15/17	100,000	139,091
Canada Government Bond CAD (b) 3.750% 6/01/19	300,000	338,393
Canada Housing Trust No 1 CAD (a) (b) 3.350% 12/15/20	200,000	213,703
Canada Housing Trust No 1 CAD (a) (b) 3.750% 3/15/20	100,000	109,968

	Principal Amount	Value
Canada Housing Trust No 1 CAD (a) (b) 3.800% 6/15/21	$100,000	$110,416
Indonesia Government International Bond (d) 7.250% 4/20/15	100,000	113,875
Korea Finance Corp. 3.250% 9/20/16	100,000	100,528
Korea Housing Finance Corp. (d) 4.125% 12/15/15	400,000	420,954
Mexican Bonos MXN (b) 6.000% 6/18/15	800,000	64,244
Province of Ontario Canada 1.600% 9/21/16	3,300,000	3,328,172
Province of Ontario Canada CAD (b) 3.150% 6/02/22	100,000	100,399
Province of Ontario Canada CAD (b) 4.000% 6/02/21	1,900,000	2,053,836
Province of Ontario Canada CAD (b) 4.200% 6/02/20	200,000	219,853
Province of Quebec Canada 2.750% 8/25/21	200,000	200,772
Province of Quebec Canada CAD (b) 3.500% 12/01/22	500,000	513,610
Province of Quebec Canada CAD (b) 4.250% 12/01/21	1,800,000	1,974,072
Province of Quebec Canada CAD (b) 4.500% 12/01/20	500,000	559,517
Republic of Indonesia (d) 7.500% 1/15/16	100,000	117,000
Russia Government International Bond STEP (d) 7.500% 3/31/30	584,500	699,208

		11,377,611

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,214,256)		11,377,611

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 36.8%
Pass-Through Securities — 36.8%
Federal National Mortgage Association
Pool #AE7266 4.000% 1/01/41	219,443	230,012
Pool #AI8873 4.000% 8/01/41	485,008	508,368
Pool #AI8985 4.000% 8/01/41	493,115	516,865
Pool #AJ4460 4.000% 12/01/41	4,000,400	4,199,326
Pool #MA0531 4.500% 8/01/20	80,306	85,928

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AB0554 4.500% 4/01/24	$700,023	$749,024
Pool #930858 4.500% 4/01/24	144,491	154,606
Pool #931412 4.500% 6/01/24	583,424	624,263
Pool #932561 4.500% 2/01/25	95,283	101,953
Pool #930997 4.500% 4/01/29	3,414,446	3,648,656
Pool #AC1095 4.500% 7/01/39	722,263	772,595
Pool #931504 4.500% 7/01/39	343,254	368,140
Pool #932277 4.500% 12/01/39	302,634	326,561
Pool #AB1389 4.500% 8/01/40	80,739	85,760
Pool #AE3461 4.500% 10/01/40	924,074	981,539
Pool #AH1275 4.500% 1/01/41	2,066,855	2,195,387
Pool #AH5583 4.500% 2/01/41	26,376	28,017
Pool #AH4108 4.500% 3/01/41	921,624	978,938
Pool #AH7801 4.500% 3/01/41	842,046	903,883
Pool #AH8594 4.500% 3/01/41	363,994	386,630
Pool #AL0160 4.500% 5/01/41	1,729,998	1,837,582
Pool #AI0788 4.500% 6/01/41	925,750	983,320
Pool #AE5631 4.500% 6/01/41	371,882	395,009
Pool #899622 5.500% 7/01/37	347,490	378,262
Pool #983284 5.500% 5/01/38	1,639,429	1,783,583
Federal National Mortgage Association TBA
Pool #2342 3.000% 9/01/26 (e)	6,000,000	6,210,937
Pool #2342 3.000% 9/01/26 (e)	3,000,000	3,097,500
Pool #4555 3.500% 12/01/25 (e)	2,000,000	2,097,188
Pool #3649 3.500% 8/01/41 (e)	10,000,000	10,238,281
Pool #11192 4.000% 6/01/40 (e)	14,000,000	14,677,032

	Principal Amount	Value
Pool #11192 4.000% 6/01/40 (e)	$7,000,000	$7,323,203
Pool #19687 4.500% 6/01/39 (e)	1,000,000	1,062,031
Pool #19687 4.500% 6/01/39 (e)	9,000,000	9,572,344
Pool #29986 5.000% 11/01/36 (e)	13,000,000	14,020,703
Pool #45487 5.500% 3/01/35 (e)	4,000,000	4,350,781

		95,874,207

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $95,559,934)		95,874,207

U.S. TREASURY OBLIGATIONS — 41.3%
U.S. Treasury Bonds & Notes — 41.3%
U.S. Treasury Inflation Index 0.125% 4/15/16	307,980	325,304
U.S. Treasury Inflation Index 0.125% 1/15/22	1,902,242	1,947,420
U.S. Treasury Inflation Index 0.625% 7/15/21	1,307,020	1,414,134
U.S. Treasury Inflation Index 0.750% 2/15/42	300,849	286,770
U.S. Treasury Inflation Index 1.125% 1/15/21	103,588	116,601
U.S. Treasury Inflation Index 1.250% 7/15/20	519,525	593,273
U.S. Treasury Inflation Index 1.750% 1/15/28	1,189,815	1,418,947
U.S. Treasury Inflation Index 2.000% 1/15/26	114,170	139,921
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	3,820,410	4,902,064
U.S. Treasury Inflation Index 2.500% 1/15/29	2,427,489	3,203,907
U.S. Treasury Note 0.250% 2/28/14	5,500,000	5,492,051
U.S. Treasury Note 0.250% 3/31/14	300,000	299,496
U.S. Treasury Note (f) 0.250% 2/15/15	27,600,000	27,402,704
U.S. Treasury Note (g) 0.375% 3/15/15	11,300,000	11,257,183
U.S. Treasury Note 0.875% 12/31/16	4,400,000	4,377,484
U.S. Treasury Note 0.875% 1/31/17	9,300,000	9,243,691
U.S. Treasury Note 0.875% 2/28/17	7,200,000	7,149,938

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note (g) 1.375% 11/30/18	$10,700,000	$10,600,106
U.S. Treasury Note 1.375% 12/31/18	1,700,000	1,682,270
U.S. Treasury Note 2.625% 8/15/20	3,700,000	3,901,476
U.S. Treasury Note 2.625% 11/15/20	1,900,000	1,998,414
U.S. Treasury Note 3.000% 2/28/17	8,200,000	8,975,156
U.S. Treasury Note 3.375% 11/15/19	700,000	781,594

		107,509,904

TOTAL U.S. TREASURY OBLIGATIONS (Cost $107,650,943)		107,509,904

TOTAL BONDS & NOTES (Cost $326,836,910)		328,659,757

TOTAL LONG-TERM INVESTMENTS (Cost $327,936,910)		329,676,597

SHORT-TERM INVESTMENTS — 0.9%
Commercial Paper — 0.7%
Itau Unibanco SA 1.642% 5/09/12	1,900,000	1,896,679

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (h)	138,235	138,235

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (g) 0.060% 5/24/12	260,000	259,977
U.S. Treasury Bill (g) 0.229% 4/05/12	10,000	10,000

		269,977

TOTAL SHORT-TERM INVESTMENTS (Cost $2,304,891)		2,304,891

TOTAL INVESTMENTS 127.5% (Cost $330,241,801) (i)		331,981,488

Other Assets/(Liabilities) — (27.5)%		(71,634,008)

NET ASSETS — 100.0%		$260,347,480

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $35,586,849 or 13.67% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2012, these securities amounted to a value of $89,498 or 0.03% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2012, these securities amounted to a value of $6,040,951 or 2.32% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(h)	Maturity value of $138,235. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $142,671.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Aerospace & Defense — 1.7%
Aerovironment, Inc. (a)	16,820	$450,944
Esterline Technologies Corp. (a)	17,600	1,257,696
Moog, Inc. Class A (a)	30,160	1,293,562
Teledyne Technologies, Inc. (a)	25,350	1,598,318

		4,600,520

Airlines — 0.8%
Spirit Airlines, Inc. (a)	45,260	908,368
US Airways Group, Inc. (a)	153,190	1,162,712

		2,071,080

Apparel — 3.7%
Deckers Outdoor Corp. (a)	4,850	305,793
Steven Madden Ltd. (a)	10,990	469,822
Under Armour, Inc. Class A (a)	62,600	5,884,400
The Warnaco Group, Inc. (a)	58,000	3,387,200

		10,047,215

Automotive & Parts — 1.5%
Dana Holding Corp.	89,320	1,384,460
Meritor, Inc. (a)	121,040	976,793
Tenneco, Inc. (a)	37,420	1,390,153
Westport Innovations, Inc. (a)	6,219	254,481

		4,005,887

Banks — 3.4%
BancorpSouth, Inc.	65,140	877,436
Boston Private Financial Holdings, Inc.	117,140	1,160,857
East West Bancorp, Inc.	3,950	91,206
First Horizon National Corp.	76,400	793,032
Hancock Holding Co.	22,250	790,098
International Bancshares Corp.	45,370	959,575
MB Financial, Inc.	21,170	444,358
National Penn Bancshares, Inc.	101,000	893,850
PacWest Bancorp	32,060	779,058
Pinnacle Financial Partners, Inc. (a)	76,330	1,400,655
Popular, Inc. (a)	328,500	673,425
Western Alliance Bancorp (a)	35,300	298,991

		9,162,541

Beverages — 1.1%
The Boston Beer Co., Inc. Class A (a)	25,900	2,765,861
Cott Corp. (a)	29,600	195,064

		2,960,925

Biotechnology — 1.4%
Exelixis, Inc. (a)	125,880	652,059
Immunogen, Inc. (a)	24,410	351,260
Incyte Corp. (a)	49,320	951,876
Momenta Pharmaceuticals, Inc. (a)	25,400	389,128
NPS Pharmaceuticals, Inc. (a)	37,450	256,158

	Number of Shares	Value
Seattle Genetics, Inc. (a)	62,540	$1,274,565

		3,875,046

Building Materials — 0.7%
Armstrong World Industries, Inc.	12,250	597,433
Lennox International, Inc.	14,120	569,036
Trex Co., Inc. (a)	20,164	646,861

		1,813,330

Chemicals — 1.0%
Ferro Corp. (a)	137,590	817,284
Methanex Corp.	59,625	1,933,639

		2,750,923

Commercial Services — 3.2%
The Advisory Board Co. (a)	12,060	1,068,757
AerCap Holdings NV (a)	77,990	866,469
American Public Education, Inc. (a)	11,480	436,240
Convergys Corp. (a)	76,780	1,025,013
Corrections Corporation of America (a)	17,390	474,921
Forrester Research, Inc.	4,900	158,760
The Geo Group, Inc. (a)	2,970	56,460
Huron Consulting Group, Inc. (a)	14,710	552,508
Localiza Rent a Car SA	24,760	455,743
PAREXEL International Corp. (a)	21,477	579,235
Rent-A-Center, Inc.	20,630	778,782
Sotheby’s	9,320	366,649
United Rentals, Inc. (a)	13,580	582,446
Wright Express Corp. (a)	19,010	1,230,517

		8,632,500

Computers — 6.7%
Cadence Design Systems, Inc. (a)	120,340	1,424,826
LivePerson, Inc. (a)	31,540	528,926
LogMeIn, Inc. (a)	95,300	3,357,419
MICROS Systems, Inc. (a)	109,000	6,026,610
Quantum Corp. (a)	256,710	672,580
Riverbed Technology, Inc. (a)	20,210	567,497
Stratasys, Inc. (a)	103,600	3,783,472
Sykes Enterprises, Inc. (a)	92,053	1,454,437
Syntel, Inc.	10,700	599,200
Vocera Communications, Inc. (a)	900	21,060

		18,436,027

Cosmetics & Personal Care — 0.2%
Elizabeth Arden, Inc. (a)	17,580	614,948

Distribution & Wholesale — 0.8%
LKQ Corp. (a)	71,288	2,222,047

Diversified Financial — 4.8%
Financial Engines, Inc. (a)	27,910	624,067
Greenhill & Co., Inc.	74,500	3,251,180
Investment Technology Group, Inc. (a)	61,100	730,756
Knight Capital Group, Inc. Class A (a)	30,780	396,139

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manning & Napier, Inc. (a)	11,400	$167,580
National Financial Partners Corp. (a)	47,330	716,576
Netspend Holdings, Inc. (a)	15,600	121,056
Portfolio Recovery Associates, Inc. (a)	81,500	5,845,180
Waddell & Reed Financial, Inc. Class A	29,990	971,976
WisdomTree Investments, Inc. (a)	36,900	308,853

		13,133,363

Electric — 0.3%
IDACORP, Inc.	20,500	842,960

Electrical Components & Equipment — 0.8%
GrafTech International Ltd. (a)	149,700	1,787,418
Universal Display Corp. (a)	9,830	359,090

		2,146,508

Electronics — 2.1%
Celestica, Inc. (a)	33,510	320,691
Coherent, Inc. (a)	9,610	560,551
Faro Technologies, Inc. (a)	57,000	3,324,810
Jabil Circuit, Inc.	64,970	1,632,046

		5,838,098

Entertainment — 0.9%
Bally Technologies, Inc. (a)	13,410	626,918
Churchill Downs, Inc.	18,970	1,060,423
DreamWorks Animation SKG, Inc. Class A (a)	43,400	800,730

		2,488,071

Environmental Controls — 1.3%
Waste Connections, Inc.	105,800	3,441,674

Forest Products & Paper — 0.3%
KapStone Paper and Packaging Corp. (a)	36,700	722,990

Gas — 0.2%
Southwest Gas Corp.	15,770	674,010

Health Care – Products — 6.2%
Bruker Corp. (a)	46,480	711,609
Cyberonics, Inc. (a)	112,500	4,289,625
Dexcom, Inc. (a)	263,300	2,746,219
Gen-Probe, Inc. (a)	13,140	872,627
HeartWare International, Inc. (a)	8,770	576,101
Insulet Corp. (a)	61,440	1,175,962
Volcano Corp. (a)	165,650	4,696,178
Zoll Medical Corp. (a)	21,600	2,000,808

		17,069,129

Health Care – Services — 1.6%
Coventry Health Care, Inc.	21,110	750,883
Health Management Associates, Inc. Class A (a)	125,250	841,680
Health Net, Inc. (a)	23,750	943,350
Kindred Healthcare, Inc. (a)	72,620	627,437

	Number of Shares	Value
WellCare Health Plans, Inc. (a)	15,480	$1,112,702

		4,276,052

Home Builders — 1.2%
KB Home	99,100	881,990
Lennar Corp. Class A	19,150	520,497
Meritage Home Corp. (a)	48,100	1,301,586
PulteGroup, Inc. (a)	68,500	606,225

		3,310,298

Home Furnishing — 2.4%
Tempur-Pedic International, Inc. (a)	77,690	6,559,367

Insurance — 0.5%
eHealth, Inc. (a)	47,080	767,875
Protective Life Corp.	17,000	503,540

		1,271,415

Internet — 5.6%
BroadSoft, Inc. (a)	101,040	3,864,780
Cogent Communications Group, Inc. (a)	6,920	132,034
Constant Contact, Inc. (a)	34,450	1,026,266
DealerTrack Holdings, Inc. (a)	14,250	431,205
Dice Holdings, Inc. (a)	179,000	1,670,070
IAC/InterActiveCorp	40,970	2,011,217
Liquidity Services, Inc. (a)	7,223	323,590
Sapient Corp.	297,330	3,701,758
Shutterfly, Inc. (a)	20,225	633,649
TripAdvisor, Inc. (a)	16,700	595,689
ValueClick, Inc. (a)	42,570	840,332

		15,230,590

Leisure Time — 1.1%
Brunswick Corp.	14,890	383,418
LIFE TIME FITNESS, Inc. (a)	49,500	2,503,215

		2,886,633

Machinery – Diversified — 3.7%
Gardner Denver, Inc.	53,700	3,384,174
The Middleby Corp. (a)	2,200	222,596
Sauer-Danfoss, Inc.	4,800	225,600
Wabtec Corp.	83,600	6,300,932

		10,133,302

Manufacturing — 2.6%
Acuity Brands, Inc.	81,500	5,120,645
Colfax Corp. (a)	18,420	649,121
Fabrinet (a)	25,620	453,730
FreightCar America, Inc.	23,938	538,366
Polypore International, Inc. (a)	9,770	343,513

		7,105,375

Media — 1.5%
FactSet Research Systems, Inc.	38,262	3,789,468
Sinclair Broadcast Group, Inc. Class A	33,500	370,510

		4,159,978

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 2.4%
Atwood Oceanics, Inc. (a)	17,160	$770,313
Bonanza Creek Energy, Inc. (a)	21,930	479,171
Carrizo Oil & Gas, Inc. (a)	41,520	1,173,355
Comstock Resources, Inc. (a)	38,580	610,721
Lone Pine Resources, Inc. (a)	89,590	582,335
Patterson-UTI Energy, Inc.	25,400	439,166
Quicksilver Resources, Inc. (a)	82,960	418,118
Rex Energy Corp. (a)	50,140	535,495
Rosetta Resources, Inc. (a)	32,660	1,592,502

		6,601,176

Oil & Gas Services — 5.1%
CARBO Ceramics, Inc.	22,400	2,362,080
Core Laboratories NV	27,200	3,578,704
Dril-Quip, Inc. (a)	88,300	5,741,266
ION Geophysical Corp. (a)	161,093	1,039,050
Tidewater, Inc.	25,070	1,354,281

		14,075,381

Packaging & Containers — 0.8%
Graphic Packaging Holding Co. (a)	182,160	1,005,523
Silgan Holdings, Inc.	27,810	1,229,202

		2,234,725

Pharmaceuticals — 3.8%
Algeta ASA (a)	9,840	248,428
Alkermes PLC (a)	38,100	706,755
Amylin Pharmaceuticals, Inc. (a)	60,550	1,511,328
Ardea Biosciences, Inc. (a)	34,190	743,975
Catalyst Health Solutions, Inc. (a)	7,880	502,192
Ironwood Pharmaceuticals, Inc. (a)	26,450	352,050
Neogen Corp. (a)	27,500	1,074,425
Onyx Pharmaceuticals, Inc. (a)	10,680	402,422
Questcor Pharmaceuticals, Inc. (a)	52,300	1,967,526
Salix Pharmaceuticals Ltd. (a)	33,240	1,745,100
SXC Health Solutions Corp. (a)	13,620	1,020,955

		10,275,156

Real Estate Investment Trusts (REITS) — 1.1%
Coresite Realty Corp.	22,200	523,698
MFA Financial, Inc.	136,010	1,015,995
Pebblebrook Hotel Trust	17,680	399,214
PS Business Parks, Inc.	8,519	558,335
Strategic Hotels & Resorts, Inc. (a)	62,110	408,684

		2,905,926

Retail — 7.4%
AFC Enterprises, Inc (a)	24,110	408,906
ANN, Inc. (a)	25,000	716,000
Buffalo Wild Wings, Inc. (a)	5,680	515,119
The Cheesecake Factory, Inc. (a)	46,610	1,369,868
Columbia Sportswear Co.	31,600	1,499,420
Denny’s Corp. (a)	178,230	720,049
DSW, Inc. Class A	14,300	783,211

	Number of Shares	Value
Express, Inc. (a)	33,490	$836,580
GNC Holdings, Inc.	26,620	928,772
Hanesbrands, Inc. (a)	25,894	764,909
Hibbett Sports, Inc. (a)	5,100	278,205
Liz Claiborne, Inc. (a)	121,110	1,618,030
Nu Skin Enterprises, Inc. Class A	6,860	397,263
Panera Bread Co. Class A (a)	17,800	2,864,376
Red Robin Gourmet Burgers, Inc. (a)	8,050	299,379
Rue21, Inc. (a)	49,750	1,459,665
Urban Outfitters, Inc. (a)	17,940	522,233
Vera Bradley, Inc. (a)	70,960	2,142,282
Zumiez, Inc. (a)	60,200	2,173,822

		20,298,089

Semiconductors — 2.4%
Cypress Semiconductor Corp. (a)	36,650	572,839
Fairchild Semiconductor International, Inc. (a)	35,890	527,583
Hittite Microwave Corp. (a)	35,800	1,944,298
Lattice Semiconductor Corp. (a)	84,360	542,435
Microsemi Corp. (a)	39,920	855,885
Nanometrics, Inc. (a)	38,290	708,748
ON Semiconductor Corp. (a)	94,190	848,652
Skyworks Solutions, Inc. (a)	19,760	546,364
Ultratech, Inc. (a)	900	26,082

		6,572,886

Software — 5.7%
Bottomline Technologies, Inc. (a)	15,640	436,982
Concur Technologies, Inc. (a)	17,070	979,477
Imperva, Inc. (a)	6,600	258,390
Jive Software, Inc. (a)	27,970	759,665
MicroStrategy, Inc. Class A (a)	4,929	690,060
Parametric Technology Corp. (a)	23,920	668,325
Pegasystems, Inc.	27,450	1,047,492
Solera Holdings, Inc.	43,000	1,973,270
Synchronoss Technologies, Inc. (a)	15,600	497,952
Take-Two Interactive Software, Inc. (a)	57,470	884,176
TiVo, Inc. (a)	143,240	1,717,447
Tyler Technologies, Inc. (a)	32,300	1,240,643
The Ultimate Software Group, Inc. (a)	47,500	3,480,800
VeriFone Systems, Inc. (a)	17,850	925,879

		15,560,558

Storage & Warehousing — 0.8%
Mobile Mini, Inc. (a)	104,400	2,204,928

Telecommunications — 3.5%
Acme Packet, Inc. (a)	54,210	1,491,859
ADTRAN, Inc.	4,140	129,127
Aruba Networks, Inc. (a)	24,625	548,645
Ciena Corp. (a)	53,440	865,193
DigitalGlobe, Inc. (a)	34,990	466,767

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Finisar Corp. (a)	154,600	$3,115,190
Ixia (a)	39,480	493,105
MetroPCS Communications, Inc. (a)	42,400	382,448
tw telecom, Inc. (a)	51,770	1,147,223
Ubiquiti Networks, Inc. (a)	10,500	332,115
Vonage Holdings Corp. (a)	314,590	695,244

		9,666,916

Toys, Games & Hobbies — 0.1%
Leapfrog Enterprises, Inc. (a)	21,900	183,084

Transportation — 2.1%
Con-way, Inc.	22,460	732,421
Genesee & Wyoming, Inc. Class A (a)	10,730	585,643
GulfMark Offshore, Inc. Class A (a)	30,500	1,401,780
Hub Group, Inc. Class A (a)	11,100	399,933
J.B. Hunt Transport Services, Inc.	19,850	1,079,245
Landstar System, Inc.	11,770	679,364
Old Dominion Freight Line, Inc. (a)	15,555	741,507

		5,619,893

TOTAL COMMON STOCK (Cost $225,650,782)		268,681,520

TOTAL EQUITIES (Cost $225,650,782)		268,681,520

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
iShares Russell 2000 Growth Index Fund	2,550	243,219
iShares Russell 2000 Index Fund	20,907	1,732,145

		1,975,364

TOTAL MUTUAL FUNDS (Cost $1,976,807)		1,975,364

TOTAL LONG-TERM INVESTMENTS (Cost $227,627,589)		270,656,884

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$3,539,112	3,539,112

TOTAL SHORT-TERM INVESTMENTS (Cost $3,539,112)		3,539,112

Value

TOTAL INVESTMENTS — 100.5% (Cost $231,166,701) (c)	$274,195,996

Other Assets/(Liabilities) — (0.5)%	(1,228,578)

NET ASSETS — 100.0%	$272,967,418

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,539,115. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000%-6.000%, maturity dates ranging from 12/01/23-5/15/39, and an aggregate market value, including accrued interest, of $3,617,722.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Advertising — 0.1%
Harte-Hanks, Inc.	3,655	$33,078

Aerospace & Defense — 2.0%
AAR Corp.	3,287	59,988
Aerovironment, Inc. (a)	1,483	39,759
Cubic Corp.	1,289	60,944
Curtiss-Wright Corp.	3,843	142,229
GenCorp, Inc. (a)	4,882	34,662
Kaman Corp.	2,148	72,925
Moog, Inc. Class A (a)	3,718	159,465
Orbital Sciences Corp. (a)	4,803	63,159
Teledyne Technologies, Inc. (a)	2,976	187,637

		820,768

Agriculture — 0.2%
Alliance One International, Inc. (a)	7,055	26,597
The Andersons, Inc.	1,502	73,133

		99,730

Airlines — 0.3%
Allegiant Travel Co. (a)	1,233	67,199
SkyWest, Inc.	4,228	46,719

		113,918

Apparel — 1.9%
Crocs, Inc. (a)	7,367	154,118
Iconix Brand Group, Inc. (a)	5,946	103,341
K-Swiss, Inc. Class A (a)	2,376	9,742
Maidenform Brands, Inc. (a)	1,902	42,814
Oxford Industries, Inc.	1,151	58,494
Perry Ellis International, Inc. (a)	1,009	18,838
Quiksilver, Inc. (a)	9,959	40,234
Skechers U.S.A., Inc. Class A (a)	3,026	38,491
Steven Madden Ltd. (a)	3,218	137,569
True Religion Apparel, Inc. (a)	2,117	58,006
Wolverine World Wide, Inc.	3,995	148,534

		810,181

Automotive & Parts — 0.2%
Spartan Motors, Inc.	2,814	14,886
Standard Motor Products, Inc.	1,607	28,508
Superior Industries International, Inc.	1,953	38,162

		81,556

Banks — 6.4%
Bank Mutual Corp.	3,918	15,829
Bank of the Ozarks, Inc.	2,274	71,085
BBCN Bancorp, Inc. (a)	6,367	70,865
Boston Private Financial Holdings, Inc.	6,363	63,057
City Holding Co.	1,233	42,810
Columbia Banking System, Inc.	3,270	74,491
Community Bank System, Inc.	3,215	92,528

	Number of Shares	Value
CVB Financial Corp.	7,230	$84,880
F.N.B. Corp.	11,449	138,304
First BanCorp/Puerto Rico (a)	1,817	7,995
First Commonwealth Financial Corp.	8,541	52,271
First Financial Bancorp	4,751	82,192
First Financial Bankshares, Inc.	2,581	90,877
First Midwest Bancorp, Inc.	6,136	73,509
Glacier Bancorp, Inc.	5,893	88,041
Hanmi Financial Corp. (a)	2,526	25,563
Home Bancshares, Inc.	1,849	49,202
Independent Bank Corp.	1,744	50,105
National Penn Bancshares, Inc.	10,097	89,358
NBT Bancorp, Inc.	2,755	60,830
Northwest Bancshares, Inc.	7,992	101,498
Old National Bancorp	7,769	102,085
PacWest Bancorp	2,768	67,262
Pinnacle Financial Partners, Inc. (a)	2,829	51,912
PrivateBancorp, Inc.	4,898	74,303
S&T Bancorp, Inc.	2,331	50,559
Simmons First National Corp. Class A	1,431	36,963
Sterling Bancorp	2,550	24,454
Susquehanna Bancshares, Inc.	15,342	151,579
Texas Capital Bancshares, Inc. (a)	3,101	107,357
Tompkins Financial Corp.	685	27,441
Trustco Bank Corp. NY	7,784	44,447
UMB Financial Corp.	2,664	119,174
Umpqua Holdings Corp.	9,192	124,644
United Bankshares, Inc.	3,713	107,157
United Community Banks, Inc. (a)	1,609	15,688
Wilshire Bancorp, Inc. (a)	4,982	24,063
Wintrust Financial Corp.	2,897	103,684

		2,658,062

Beverages — 0.4%
The Boston Beer Co., Inc. Class A (a)	691	73,792
Peet’s Coffee & Tea, Inc. (a)	1,074	79,154

		152,946

Biotechnology — 0.5%
Affymetrix, Inc. (a)	5,824	24,868
Arqule, Inc. (a)	4,462	31,278
Cambrex Corp. (a)	2,421	16,923
CryoLife, Inc. (a)	2,210	11,647
Enzo Biochem, Inc. (a)	2,771	7,454
Integra LifeSciences Holdings (a)	1,627	56,441
Momenta Pharmaceuticals, Inc. (a)	3,591	55,014

		203,625

Building Materials — 1.5%
AAON, Inc.	1,431	28,892
Apogee Enterprises, Inc.	2,333	30,212
Comfort Systems USA, Inc.	3,103	33,854
Drew Industries, Inc. (a)	1,572	42,931

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eagle Materials, Inc.	3,688	$128,158
Gibraltar Industries, Inc. (a)	2,362	35,784
NCI Building Systems, Inc. (a)	1,691	19,464
Quanex Building Products Corp.	3,026	53,348
Simpson Manufacturing Co., Inc.	3,345	107,876
Texas Industries, Inc.	2,287	80,068
Universal Forest Products, Inc.	1,616	55,720

		616,307

Chemicals — 1.7%
A. Schulman, Inc.	2,410	65,118
American Vanguard Corp.	1,931	41,883
Balchem Corp.	2,385	72,146
H.B. Fuller Co.	4,047	132,863
Hawkins, Inc.	755	28,086
Kraton Performance Polymers, Inc. (a)	2,635	70,012
OM Group, Inc. (a)	2,598	71,471
PolyOne Corp.	7,297	105,077
Quaker Chemical Corp.	1,071	42,251
Stepan Co.	678	59,529
Zep, Inc.	1,809	26,050

		714,486

Coal — 0.4%
Cloud Peak Energy, Inc. (a)	4,995	79,570
SunCoke Energy, Inc. (a)	5,741	81,580

		161,150

Commercial Services — 5.5%
ABM Industries, Inc.	3,947	95,912
American Public Education, Inc. (a)	1,464	55,632
AMN Healthcare Services, Inc. (a)	3,228	19,562
Arbitron, Inc.	2,236	82,687
Capella Education Co. (a)	1,107	39,797
Cardtronics, Inc. (a)	3,616	94,920
Career Education Corp. (a)	4,384	35,335
CDI Corp.	1,026	18,396
Chemed Corp.	1,570	98,408
Coinstar, Inc. (a)	2,489	158,176
Consolidated Graphics, Inc. (a)	733	33,168
Corinthian Colleges, Inc. (a)	7,052	29,195
Corvel Corp. (a)	523	20,862
Cross Country Healthcare, Inc. (a)	2,533	12,690
Exponent, Inc. (a)	1,081	52,450
Forrester Research, Inc.	1,217	39,431
The Geo Group, Inc. (a)	5,007	95,183
Healthcare Services Group, Inc.	5,491	116,794
Heartland Payment Systems, Inc.	3,191	92,028
Heidrick & Struggles International, Inc.	1,465	32,274
Hillenbrand, Inc.	5,130	117,734
Insperity, Inc.	1,852	56,745
Kelly Services, Inc. Class A	2,365	37,816
Landauer, Inc.	764	40,507
Lincoln Educational Services Corp.	1,858	14,697

	Number of Shares	Value
Live Nation Entertainment, Inc. (a)	11,927	$112,114
MAXIMUS, Inc.	2,700	109,809
Medifast, Inc. (a)	1,131	19,747
Midas, Inc. (a)	1,197	13,742
Monro Muffler Brake, Inc.	2,535	105,177
Navigant Consulting, Inc. (a)	4,259	59,243
On Assignment, Inc. (a)	2,988	52,200
PAREXEL International Corp. (a)	4,878	131,560
Resources Connection, Inc.	3,494	49,091
TeleTech Holdings, Inc. (a)	2,119	34,116
TrueBlue, Inc. (a)	3,147	56,268
Universal Technical Institute, Inc.	1,771	23,360
Viad Corp.	1,655	32,157

		2,288,983

Computers — 2.4%
Agilysys, Inc. (a)	1,209	10,869
CACI International, Inc. Class A (a)	2,178	135,668
Ciber, Inc. (a)	5,930	25,143
iGate Corp. (a)	2,498	41,866
j2 Global, Inc.	3,966	113,745
LivePerson, Inc. (a)	3,927	65,856
LogMeIn, Inc. (a)	1,771	62,392
Manhattan Associates, Inc. (a)	1,682	79,945
Mercury Computer Systems, Inc. (a)	2,546	33,734
MTS Systems Corp.	1,297	68,858
NCI, Inc. Class A (a)	681	4,352
Netscout Systems, Inc. (a)	2,809	57,135
RadiSys Corp. (a)	1,874	13,868
Stratasys, Inc. (a)	1,729	63,143
Super Micro Computer, Inc. (a)	2,298	40,123
Sykes Enterprises, Inc. (a)	3,183	50,291
Synaptics, Inc. (a)	2,701	98,614
Virtusa Corp. (a)	1,511	26,095

		991,697

Cosmetics & Personal Care — 0.0%
Inter Parfums, Inc.	1,315	20,632

Distribution & Wholesale — 1.1%
Brightpoint, Inc. (a)	5,585	44,959
MWI Veterinary Supply, Inc. (a)	1,043	91,784
Pool Corp.	3,907	146,200
ScanSource, Inc. (a)	2,252	84,045
United Stationers, Inc.	3,462	107,426

		474,414

Diversified Financial — 1.8%
Calamos Asset Management, Inc. Class A	1,696	22,235
Encore Capital Group, Inc. (a)	1,756	39,598
Financial Engines, Inc. (a)	3,243	72,513
Higher One Holdings, Inc. (a)	2,543	38,018
Interactive Brokers Group, Inc. Class A	3,210	54,570

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Technology Group, Inc. (a)	3,251	$38,882
National Financial Partners Corp. (a)	3,273	49,553
Piper Jaffray Cos., Inc. (a)	1,310	34,872
Portfolio Recovery Associates, Inc. (a)	1,407	100,910
Stifel Financial Corp. (a)	4,403	166,610
SWS Group, Inc.	2,471	14,134
Virtus Investment Partners, Inc. (a)	625	53,612
World Acceptance Corp. (a)	1,215	74,419

		759,926

Electric — 2.0%
Allete, Inc.	2,717	112,729
Avista Corp.	4,816	123,193
Central Vermont Public Service Corp.	1,076	37,875
CH Energy Group, Inc.	1,221	81,477
El Paso Electric Co.	3,276	106,437
NorthWestern Corp.	2,974	105,458
UIL Holdings Corp.	4,157	144,497
Unisource Energy Corp.	3,117	113,989

		825,655

Electrical Components & Equipment — 1.4%
Advanced Energy Industries, Inc. (a)	3,353	43,991
Belden, Inc.	3,777	143,186
Encore Wire Corp.	1,567	46,587
EnerSys (a)	3,916	135,689
Greatbatch, Inc. (a)	1,949	47,790
Littelfuse, Inc.	1,771	111,042
Powell Industries, Inc. (a)	747	25,585
Vicor Corp.	1,567	12,536

		566,406

Electronics — 4.0%
American Science & Engineering, Inc.	723	48,477
Analogic Corp.	1,004	67,810
Badger Meter, Inc.	1,253	42,589
Bel Fuse, Inc. Class B	864	15,267
Benchmark Electronics, Inc. (a)	4,724	77,899
Brady Corp. Class A	4,304	139,234
Checkpoint Systems, Inc. (a)	3,350	37,788
CTS Corp.	2,835	29,824
Cymer, Inc. (a)	2,530	126,500
Daktronics, Inc.	2,980	26,492
Electro Scientific Industries, Inc.	2,018	30,290
Faro Technologies, Inc. (a)	1,374	80,145
FEI Co. (a)	3,110	152,732
II-VI, Inc. (a)	4,485	106,070
Measurement Specialties, Inc. (a)	1,240	41,788
Methode Electronics, Inc.	2,992	27,766
Newport Corp. (a)	3,054	54,117
OSI Systems, Inc. (a)	1,623	99,490
Oyo Geospace Corp. (a)	518	54,561
Park Electrochemical Corp.	1,695	51,240
Plexus Corp. (a)	2,853	99,827

	Number of Shares	Value
Pulse Electronics Corp.	3,382	$8,489
Rofin-Sinar Technologies, Inc. (a)	2,323	61,258
Rogers Corp. (a)	1,318	51,073
TTM Technologies, Inc. (a)	4,247	48,798
Watts Water Technologies, Inc. Class A	2,395	97,596

		1,677,120

Energy – Alternate Sources — 0.1%
Headwaters, Inc. (a)	5,122	21,410

Engineering & Construction — 0.7%
Aegion Corp. (a)	3,218	57,377
Dycom Industries, Inc. (a)	2,777	64,871
EMCOR Group, Inc.	5,466	151,517
Orion Marine Group, Inc. (a)	2,227	16,101

		289,866

Entertainment — 0.5%
Marriott Vacations Worldwide Corp. (a)	2,195	62,579
Pinnacle Entertainment, Inc. (a)	5,072	58,379
Shuffle Master, Inc. (a)	4,425	77,880

		198,838

Environmental Controls — 0.9%
Calgon Carbon Corp. (a)	4,625	72,196
Darling International, Inc. (a)	9,628	167,720
Tetra Technologies, Inc. (a)	5,187	136,729

		376,645

Foods — 2.5%
B&G Foods, Inc.	3,963	89,207
Cal-Maine Foods, Inc.	1,188	45,453
Calavo Growers, Inc.	1,044	27,958
Diamond Foods, Inc.	1,833	41,829
J&J Snack Foods Corp.	1,179	61,850
Nash Finch Co.	1,014	28,818
Sanderson Farms, Inc.	1,549	82,144
Seneca Foods Corp. Class A (a)	730	19,228
Snyders-Lance, Inc.	3,841	99,290
Spartan Stores, Inc.	1,884	34,138
The Hain Celestial Group, Inc. (a)	3,638	159,381
TreeHouse Foods, Inc. (a)	2,943	175,109
United Natural Foods, Inc. (a)	4,000	186,640

		1,051,045

Forest Products & Paper — 1.1%
Buckeye Technologies, Inc.	3,230	109,723
Clearwater Paper Corp. (a)	1,866	61,970
Deltic Timber Corp.	887	56,138
KapStone Paper and Packaging Corp. (a)	3,179	62,626
Neenah Paper, Inc.	1,235	36,729
Schweitzer-Mauduit International, Inc.	1,308	90,331

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wausau Paper Corp.	4,082	$38,289

		455,806

Gas — 1.9%
The Laclede Group, Inc.	1,858	72,499
New Jersey Resources Corp.	3,425	152,652
Northwest Natural Gas Co.	2,201	99,926
Piedmont Natural Gas Co., Inc.	5,868	182,319
South Jersey Industries, Inc.	2,495	124,850
Southwest Gas Corp.	3,726	159,249

		791,495

Hand & Machine Tools — 0.2%
Franklin Electric Co., Inc.	1,550	76,059

Health Care – Products — 2.9%
Abaxis, Inc. (a)	1,763	51,356
Cantel Medical Corp.	1,671	41,925
CONMED Corp.	2,315	69,149
Cyberonics, Inc. (a)	2,028	77,328
Haemonetics Corp. (a)	2,064	143,819
Hanger Orthopedic Group, Inc. (a)	2,788	60,946
ICU Medical, Inc. (a)	988	48,570
Invacare Corp.	2,579	42,734
Kensey Nash Corp.	641	18,756
Meridian Bioscience, Inc.	3,363	65,175
Merit Medical Systems, Inc. (a)	3,481	43,234
Natus Medical, Inc. (a)	2,401	28,644
NuVasive, Inc. (a)	3,474	58,502
Palomar Medical Technologies, Inc. (a)	1,616	15,093
PSS World Medical, Inc. (a)	4,212	106,732
SurModics, Inc. (a)	1,221	18,767
Symmetry Medical, Inc. (a)	2,908	20,559
West Pharmaceutical Services, Inc.	2,771	117,851
Zoll Medical Corp. (a)	1,820	168,587

		1,197,727

Health Care – Services — 2.0%
Air Methods Corp. (a)	919	80,183
Almost Family, Inc. (a)	672	17,479
Amedisys, Inc. (a)	2,422	35,022
AmSurg Corp. (a)	2,604	72,860
Bio-Reference Laboratories, Inc. (a)	2,022	47,537
Centene Corp. (a)	4,177	204,548
The Ensign Group, Inc.	1,364	37,046
Gentiva Health Services, Inc. (a)	2,559	22,366
Healthways, Inc. (a)	2,761	20,321
The IPC Hospitalist Co. (a)	1,370	50,567
Kindred Healthcare, Inc. (a)	4,188	36,184
LHC Group, Inc. (a)	1,314	24,348
Magellan Health Services, Inc. (a)	2,230	108,846
Molina Healthcare, Inc. (a)	2,321	78,055

		835,362

	Number of Shares	Value
Home Builders — 0.5%
M/I Homes, Inc. (a)	1,494	$18,466
Meritage Home Corp. (a)	2,294	62,075
The Ryland Group, Inc.	3,661	70,584
Standard Pacific Corp. (a)	8,358	37,277
Winnebago Industries, Inc. (a)	2,406	23,579

		211,981

Home Furnishing — 0.5%
DTS, Inc. (a)	1,376	41,583
Ethan Allen Interiors, Inc.	2,110	53,425
La-Z-Boy, Inc. (a)	4,217	63,086
Universal Electronics, Inc. (a)	1,225	24,476
VOXX International Corp. (a)	1,534	20,801

		203,371

Household Products — 0.7%
Blyth, Inc.	430	32,177
Central Garden & Pet Co. Class A (a)	3,519	33,888
Helen of Troy Ltd. (a)	2,590	88,086
Prestige Brands Holdings, Inc. (a)	4,135	72,279
The Standard Register Co.	1,300	1,625
WD-40 Co.	1,308	59,318

		287,373

Housewares — 0.5%
National Presto Industries, Inc.	399	30,268
The Toro Co.	2,473	175,855

		206,123

Insurance — 2.6%
AMERISAFE, Inc. (a)	1,494	36,962
Delphi Financial Group, Inc. Class A	4,530	202,808
eHealth, Inc. (a)	1,656	27,009
Employers Holdings, Inc.	2,639	46,737
Horace Mann Educators Corp.	3,298	58,111
Infinity Property & Casualty Corp.	962	50,341
Meadowbrook Insurance Group, Inc.	4,246	39,615
The Navigators Group, Inc. (a)	869	41,052
Presidential Life Corp.	1,778	20,322
ProAssurance Corp.	2,489	219,306
RLI Corp.	1,366	97,860
Safety Insurance Group, Inc.	1,239	51,592
Selective Insurance Group, Inc.	4,484	78,963
Stewart Information Services Corp.	1,607	22,835
Tower Group, Inc.	3,206	71,911
United Fire Group, Inc.	1,701	30,431

		1,095,855

Internet — 1.8%
Blue Nile, Inc. (a)	1,154	38,059
Comscore, Inc. (a)	2,773	59,314
DealerTrack Holdings, Inc. (a)	3,443	104,185
Digital River, Inc. (a)	2,888	54,034
eResearch Technology, Inc. (a)	3,625	28,348

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
InfoSpace, Inc. (a)	3,086	$39,532
Liquidity Services, Inc. (a)	1,913	85,702
Nutrisystem, Inc.	2,258	25,357
PC-Tel, Inc.	1,559	10,367
Perficient, Inc. (a)	2,561	30,758
Sourcefire, Inc. (a)	2,390	115,031
Stamps.com, Inc. (a)	1,048	29,218
United Online, Inc.	7,447	36,416
Websense, Inc. (a)	3,074	64,831
XO Group, Inc. (a)	2,004	18,818

		739,970

Investment Companies — 0.3%
Prospect Capital Corp.	9,988	109,668

Iron & Steel — 0.2%
AK Steel Holding Corp.	9,093	68,743
Olympic Steel, Inc.	765	18,360

		87,103

Leisure Time — 0.8%
Arctic Cat, Inc. (a)	1,029	44,072
Brunswick Corp.	7,318	188,439
Callaway Golf Co.	5,408	36,558
Interval Leisure Group, Inc.	3,243	56,428
Multimedia Games Holding Co. (a)	2,214	24,265

		349,762

Lodging — 0.1%
Boyd Gaming Corp. (a)	4,515	35,398
Marcus Corp.	1,593	19,992
Monarch Casino & Resort, Inc. (a)	913	9,404

		64,794

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc. (a)	1,631	59,499

Machinery – Diversified — 2.1%
Albany International Corp. Class A	2,293	52,624
Applied Industrial Technologies, Inc.	3,460	142,310
Briggs & Stratton Corp.	4,062	72,832
Cascade Corp.	714	35,786
Cognex Corp.	3,485	147,624
Gerber Scientific, Inc. (a) (b)	2,202	22
Intermec, Inc. (a)	4,274	33,038
Intevac, Inc. (a)	1,831	15,563
iRobot Corp. (a)	2,226	60,681
Lindsay Corp.	1,038	68,788
Robbins & Myers, Inc.	3,735	194,407
Tennant Co.	1,557	68,508

		892,183

Manufacturing — 2.7%
A.O. Smith Corp.	3,178	142,851
Actuant Corp. Class A	5,600	162,344
AZZ, Inc.	1,045	53,964
Barnes Group, Inc.	3,853	101,372

	Number of Shares	Value
Ceradyne, Inc.	1,973	$64,241
EnPro Industries, Inc. (a)	1,680	69,048
ESCO Technologies, Inc.	2,186	80,379
Federal Signal Corp. (a)	4,983	27,705
Griffon Corp.	3,818	40,853
John Bean Technologies Corp.	2,381	38,572
Koppers Holdings, Inc.	1,701	65,591
LSB Industries, Inc. (a)	1,511	58,808
Lydall, Inc. (a)	1,441	14,684
Myers Industries, Inc.	2,781	41,020
Standex International Corp.	1,051	43,291
STR Holdings, Inc. (a)	3,334	16,137
Sturm, Ruger & Co., Inc.	1,559	76,547
Tredegar Corp.	1,955	38,298

		1,135,705

Media — 0.2%
Digital Generation, Inc. (a)	2,266	23,136
The Dolan Co. (a)	2,510	22,866
The E.W. Scripps Co. Class A (a)	2,556	25,228

		71,230

Metal Fabricate & Hardware — 0.8%
A.M. Castle & Co. (a)	1,364	17,255
Circor International, Inc.	1,361	45,280
Haynes International, Inc.	1,010	63,983
Kaydon Corp.	2,623	66,913
Lawson Products, Inc.	314	4,745
Mueller Industries, Inc.	3,142	142,804

		340,980

Mining — 0.6%
AMCOL International Corp.	2,098	61,870
Century Aluminum Co. (a)	4,186	37,172
Kaiser Aluminum Corp.	1,317	62,241
Materion Corp. (a)	1,605	46,112
RTI International Metals, Inc. (a)	2,459	56,704

		264,099

Office Furnishings — 0.2%
Interface, Inc. Class A	4,723	65,886

Oil & Gas — 1.8%
Approach Resources Inc. (a)	2,174	80,329
Comstock Resources, Inc. (a)	3,975	62,924
Contango Oil & Gas Co. (a)	1,012	59,617
GeoResources, Inc. (a)	1,645	53,857
Gulfport Energy Corp. (a)	3,697	107,657
Penn Virginia Corp.	3,811	17,340
Petroleum Development Corp. (a)	1,939	71,918
PetroQuest Energy, Inc. (a)	4,760	29,226
Pioneer Drilling Co. (a)	5,068	44,598
Stone Energy Corp. (a)	4,013	114,732
Swift Energy Co. (a)	3,489	101,286

		743,484

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.9%
Basic Energy Services, Inc. (a)	2,448	$42,473
Exterran Holdings, Inc. (a)	5,100	67,269
Gulf Island Fabrication, Inc.	1,169	34,217
Hornbeck Offshore Services, Inc. (a)	2,874	120,794
ION Geophysical Corp. (a)	10,558	68,099
Lufkin Industries, Inc.	2,724	219,691
Matrix Service Co. (a)	2,126	29,785
SEACOR Holdings, Inc. (a)	1,718	164,550
TETRA Technologies, Inc. (a)	6,320	59,534

		806,412

Pharmaceuticals — 3.5%
Akorn, Inc. (a)	5,512	64,490
Align Technology, Inc. (a)	5,661	155,961
Cubist Pharmaceuticals, Inc. (a)	5,163	223,300
Emergent Biosolutions, Inc. (a)	2,064	33,024
Hi-Tech Pharmacal Co., Inc. (a)	839	30,145
The Medicines Co. (a)	4,453	89,372
Neogen Corp. (a)	1,929	75,366
Par Pharmaceutical Cos., Inc. (a)	2,998	116,113
PetMed Express, Inc.	1,566	19,387
PharMerica Corp. (a)	2,426	30,155
Questcor Pharmaceuticals, Inc. (a)	5,215	196,188
Salix Pharmaceuticals Ltd. (a)	4,873	255,833
Savient Pharmaceuticals, Inc. (a)	5,774	12,587
ViroPharma, Inc. (a)	5,799	174,376

		1,476,297

Real Estate — 0.1%
Forestar Real Esate Group, Inc. (a)	2,806	43,184

Real Estate Investment Trusts (REITS) — 8.0%
Acadia Realty Trust	3,533	79,634
BioMed Realty Trust, Inc.	12,663	240,344
Cedar Realty Trust, Inc.	4,762	24,381
Colonial Properties Trust	7,199	156,434
Cousins Properties, Inc.	8,495	64,392
DiamondRock Hospitality Co.	13,774	141,734
Eastgroup Properties	2,284	114,702
Entertainment Properties Trust	3,833	177,775
Extra Space Storage, Inc.	7,782	224,044
Franklin Street Properties Corp.	5,885	62,381
Getty Realty Corp.	2,237	34,852
Healthcare Realty Trust, Inc.	6,385	140,470
Inland Real Estate Corp.	6,306	55,934
Kilroy Realty Corp.	5,577	259,944
Kite Realty Group Trust	5,195	27,378
LaSalle Hotel Properties	7,025	197,684
Lexington Realty Trust	11,082	99,627
LTC Properties, Inc.	2,488	79,616
Medical Properties Trust, Inc.	11,078	102,804
Mid-America Apartment Communities, Inc.	3,355	224,886

	Number of Shares	Value
Parkway Properties, Inc.	1,834	$19,220
Pennsylvania Real Estate Investment Trust	4,536	69,265
Post Properties, Inc.	4,368	204,684
PS Business Parks, Inc.	1,522	99,752
Saul Centers, Inc.	946	38,181
Sovran Self Storage, Inc.	2,375	118,346
Tanger Factory Outlet Centers, Inc.	7,463	221,875
Universal Health Realty Income Trust	1,048	41,532
Urstadt Biddle Properties, Inc. Class A	1,939	38,276

		3,360,147

Retail — 8.9%
Big 5 Sporting Goods Corp.	1,804	14,143
Biglari Holdings, Inc. (a)	117	47,133
BJ’s Restaurants, Inc. (a)	1,991	100,247
Brown Shoe Co., Inc.	3,493	32,240
The Buckle, Inc.	2,195	105,141
Buffalo Wild Wings, Inc. (a)	1,509	136,851
Cabela’s, Inc. (a)	3,503	133,639
Casey’s General Stores, Inc.	3,125	173,312
Cash America International, Inc.	2,407	115,368
The Cato Corp. Class A	2,381	65,811
CEC Entertainment, Inc.	1,477	55,993
The Children’s Place Retail Store, Inc. (a)	2,040	105,407
Christopher & Banks Corp.	2,995	5,571
Coldwater Creek, Inc. (a)	6,946	8,057
Cracker Barrel Old Country Store, Inc.	1,887	105,295
DineEquity, Inc. (a)	1,270	62,992
EZCORP, Inc. Class A (a)	3,592	116,578
The Finish Line, Inc. Class A	4,266	90,525
First Cash Financial Services, Inc. (a)	2,417	103,665
Fred’s, Inc. Class A	3,085	45,072
Genesco, Inc. (a)	1,990	142,583
Group 1 Automotive, Inc.	1,865	104,757
Haverty Furniture Cos., Inc.	1,602	17,782
Hibbett Sports, Inc. (a)	2,177	118,755
Hot Topic, Inc.	3,507	35,596
Insight Enterprises, Inc. (a)	3,587	78,663
Jack in the Box, Inc. (a)	3,598	86,244
Jos. A. Bank Clothiers, Inc. (a)	2,285	115,187
Kirkland’s, Inc. (a)	1,213	19,626
Lithia Motors, Inc. Class A	1,701	44,566
Liz Claiborne, Inc. (a)	8,282	110,648
Lumber Liquidators Holdings, Inc. (a)	2,296	57,653
MarineMax, Inc. (a)	1,907	15,695
The Men’s Wearhouse, Inc.	4,207	163,105
Movado Group, Inc.	1,335	32,774
O’Charley’s, Inc. (a)	1,589	15,636
OfficeMax, Inc. (a)	7,140	40,841
P.F. Chang’s China Bistro, Inc.	1,727	68,251
Papa John’s International, Inc. (a)	1,509	56,829

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The PEP Boys-Manny, Moe & Jack	4,302	$64,186
Red Robin Gourmet Burgers, Inc. (a)	924	34,364
Ruby Tuesday, Inc. (a)	5,183	47,321
Rue21, Inc. (a)	1,296	38,025
Ruth’s Hospitality Group, Inc. (a)	2,933	22,261
Select Comfort Corp. (a)	4,632	150,030
Sonic Automotive, Inc. Class A	2,847	50,990
Sonic Corp. (a)	5,024	38,584
Stage Stores, Inc.	2,471	40,129
Stein Mart, Inc. (a)	2,242	14,797
Texas Roadhouse, Inc.	4,876	81,137
Tuesday Morning Corp. (a)	3,383	12,991
Vitamin Shoppe, Inc. (a)	2,398	106,016
Zale Corp. (a)	2,077	6,418
Zumiez, Inc. (a)	1,784	64,420

		3,719,900

Savings & Loans — 0.6%
Brookline Bancorp, Inc.	5,737	53,756
Dime Community Bancshares, Inc.	2,317	33,851
Oritani Financial Corp.	3,686	54,111
Provident Financial Services, Inc.	4,386	63,729
ViewPoint Financial Group	2,796	43,002

		248,449

Semiconductors — 4.4%
ATMI, Inc. (a)	2,581	60,137
Brooks Automation, Inc.	5,468	67,420
Cabot Microelectronics Corp.	1,871	72,744
Ceva, Inc. (a)	1,837	41,718
Cirrus Logic, Inc. (a)	5,262	125,236
Cohu, Inc.	1,999	22,729
Diodes, Inc. (a)	2,997	69,470
DSP Group, Inc. (a)	1,962	13,067
Entropic Communications, Inc. (a)	7,255	42,297
Exar Corp. (a)	3,723	31,273
GT Advanced Technologies, Inc. (a)	9,823	81,236
Hittite Microwave Corp. (a)	2,215	120,297
Kopin Corp. (a)	5,535	22,527
Kulicke & Soffa Industries, Inc. (a)	6,031	74,965
Micrel, Inc.	4,096	42,025
Microsemi Corp. (a)	7,060	151,366
MKS Instruments, Inc.	4,316	127,452
Monolithic Power Systems, Inc. (a)	2,474	48,664
Nanometrics, Inc. (a)	1,386	25,655
Pericom Semiconductor Corp. (a)	1,915	15,492
Power Integrations, Inc.	2,315	85,933
Rubicon Technology, Inc. (a)	1,423	14,842
Rudolph Technologies, Inc. (a)	2,617	29,075
Sigma Designs, Inc. (a)	2,754	14,266
Standard Microsystems Corp. (a)	1,847	47,782
Supertex, Inc. (a)	1,013	18,305
Tessera Technologies, Inc. (a)	4,251	73,330
TriQuint Semiconductor, Inc. (a)	13,624	93,938

	Number of Shares	Value
Ultratech, Inc. (a)	2,123	$61,525
Veeco Instruments, Inc. (a)	3,180	90,948
Volterra Semiconductor Corp. (a)	2,054	70,688

		1,856,402

Software — 4.3%
Avid Technology, Inc. (a)	2,427	26,697
Blackbaud, Inc.	3,701	122,984
Bottomline Technologies, Inc. (a)	2,969	82,954
CommVault Systems, Inc. (a)	3,625	179,945
Computer Programs & Systems, Inc.	897	50,699
CSG Systems International, Inc. (a)	2,809	42,528
Digi International, Inc. (a)	2,134	23,453
Ebix, Inc.	2,587	59,915
EPIQ Systems, Inc.	2,630	31,823
Interactive Intelligence Group (a)	1,157	35,300
JDA Software Group, Inc. (a)	3,490	95,905
Medidata Solutions, Inc. (a)	1,833	48,831
MicroStrategy, Inc. Class A (a)	664	92,960
Monotype Imaging Holdings, Inc. (a)	2,938	43,776
Omnicell, Inc. (a)	2,759	41,964
Opnet Technologies, Inc.	1,236	35,844
Progress Software Corp. (a)	5,084	120,084
Quality Systems, Inc.	3,237	141,554
Synchronoss Technologies, Inc. (a)	2,211	70,575
SYNNEX Corp. (a)	2,119	80,819
Take-Two Interactive Software, Inc. (a)	7,350	113,080
Taleo Corp. Class A (a)	3,431	157,586
Tyler Technologies, Inc. (a)	2,037	78,241

		1,777,517

Storage & Warehousing — 0.1%
Mobile Mini, Inc. (a)	2,985	63,043

Telecommunications — 2.4%
Anixter International, Inc. (a)	2,280	165,368
Arris Group, Inc. (a)	9,413	106,367
Atlantic Tele-Network, Inc.	770	27,997
Black Box Corp.	1,454	37,092
Cbeyond, Inc. (a)	2,573	20,584
Cincinnati Bell, Inc. (a)	16,089	64,678
Comtech Telecommunications Corp.	1,557	50,727
General Communication, Inc. Class A (a)	2,668	23,265
Harmonic, Inc. (a)	9,582	52,414
Lumos Networks Corp.	1,196	12,869
NETGEAR, Inc. (a)	3,099	118,382
Neutral Tandem, Inc. (a)	2,618	31,913
Novatel Wireless, Inc. (a)	2,533	8,486
NTELOS Holdings Corp.	1,246	25,792
Oplink Communications, Inc. (a)	1,542	26,368
Symmetricom, Inc. (a)	3,460	19,964
USA Mobility, Inc.	1,837	25,589

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ViaSat, Inc. (a)	3,512	$169,314

		987,169

Textiles — 0.3%
G&K Services, Inc. Class A	1,534	52,463
UniFirst Corp.	1,252	77,060

		129,523

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.	2,141	37,360

Transportation — 1.8%
Arkansas Best Corp.	2,096	39,426
Bristow Group, Inc.	2,926	139,658
Forward Air Corp.	2,351	86,211
Heartland Express, Inc.	4,663	67,427
Hub Group, Inc. Class A (a)	3,102	111,765
Knight Transportation, Inc.	4,829	85,280
Old Dominion Freight Line, Inc. (a)	3,819	182,052
Overseas Shipholding Group, Inc.	2,168	27,382

		739,201

Water — 0.1%
American States Water Co.	1,523	55,041

TOTAL COMMON STOCK (Cost $38,336,815)		41,593,604

TOTAL EQUITIES (Cost $38,336,815)		41,593,604

TOTAL LONG-TERM INVESTMENTS (Cost $38,336,815)		41,593,604

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (c)	$167,597	167,597

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (d) 0.021% 5/03/12	55,000	54,999
U.S. Treasury Bill (d) 0.068% 5/03/12	10,000	9,999

		64,998

TOTAL SHORT-TERM INVESTMENTS (Cost $232,595)		232,595

Value
TOTAL INVESTMENTS — 100.2% (Cost $38,569,410) (e)	$41,826,199

Other Assets/(Liabilities) — (0.2)%	(73,470)

NET ASSETS — 100.0%	$41,752,729

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $167,597. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $173,575.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 96.6%
Aerospace & Defense — 0.7%
Kaman Corp.	17,600	$597,520
Kratos Defense & Security Solutions, Inc. (a)	29,000	154,860

		752,380

Agriculture — 0.2%
Alliance One International, Inc. (a)	72,600	273,702

Airlines — 1.2%
Alaska Air Group, Inc. (a)	37,000	1,325,340

Banks — 6.8%
Columbia Banking System, Inc.	18,300	416,874
East West Bancorp, Inc.	71,400	1,648,626
Glacier Bancorp, Inc.	49,800	744,012
Home Bancshares, Inc.	32,000	851,520
Sandy Spring Bancorp, Inc.	15,500	281,635
Signature Bank (a)	13,400	844,736
SVB Financial Group (a)	25,900	1,666,406
Wintrust Financial Corp.	26,500	948,435

		7,402,244

Biotechnology — 0.3%
Exelixis, Inc. (a)	47,500	246,050
Momenta Pharmaceuticals, Inc. (a)	5,400	82,728

		328,778

Building Materials — 2.9%
Comfort Systems USA, Inc.	33,100	361,121
Drew Industries, Inc. (a)	34,100	931,271
Gibraltar Industries, Inc. (a)	42,900	649,935
Quanex Building Products Corp.	25,400	447,802
Texas Industries, Inc.	4,400	154,044
Universal Forest Products, Inc.	18,200	627,536

		3,171,709

Chemicals — 2.3%
American Vanguard Corp.	33,600	728,784
Innospec, Inc. (a)	40,200	1,221,276
Minerals Technologies, Inc.	8,500	555,985

		2,506,045

Coal — 0.4%
Cloud Peak Energy, Inc. (a)	26,300	418,959

Commercial Services — 6.0%
Aaron’s, Inc.	84,200	2,180,780
Electro Rent Corp.	49,700	914,977
FTI Consulting, Inc. (a)	9,500	356,440
Landauer, Inc.	8,600	455,972
McGrath Rentcorp	43,100	1,383,941
Navigant Consulting, Inc. (a)	44,600	620,386
On Assignment, Inc. (a)	37,600	656,872

	Number of Shares	Value
Startek, Inc. (a)	4,700	$10,293

		6,579,661

Computers — 0.4%
Xyratex Ltd.	24,800	394,568

Distribution & Wholesale — 4.1%
Beacon Roofing Supply, Inc. (a)	71,200	1,834,112
Owens & Minor, Inc.	51,850	1,576,758
Pool Corp.	27,600	1,032,792

		4,443,662

Diversified Financial — 2.5%
GFI Group, Inc.	93,800	352,688
JMP Group, Inc.	24,600	181,548
KBW, Inc.	17,900	331,150
Piper Jaffray Cos., Inc. (a)	9,500	252,890
Stifel Financial Corp. (a)	44,000	1,664,960

		2,783,236

Electric — 3.2%
Black Hills Corp.	13,600	456,008
Cleco Corp.	29,350	1,163,727
El Paso Electric Co.	26,600	864,234
NorthWestern Corp.	17,600	624,096
PNM Resources, Inc.	18,200	333,060

		3,441,125

Electrical Components & Equipment — 2.4%
Advanced Energy Industries, Inc. (a)	40,600	532,672
Belden, Inc.	25,100	951,541
Littelfuse, Inc.	17,800	1,116,060

		2,600,273

Electronics — 3.4%
Analogic Corp.	8,800	594,352
Cymer, Inc. (a)	16,400	820,000
Electro Scientific Industries, Inc.	22,400	336,224
Methode Electronics, Inc.	19,300	179,104
Newport Corp. (a)	31,200	552,864
Woodward, Inc.	28,600	1,224,938

		3,707,482

Engineering & Construction — 0.6%
Aegion Corp. (a)	38,800	691,804

Entertainment — 0.5%
Ascent Media Corp. Series A (a)	12,100	572,209

Environmental Controls — 1.6%
Mine Safety Appliances Co.	16,000	657,280
Waste Connections, Inc.	33,100	1,076,743

		1,734,023

Foods — 0.5%
Nash Finch Co.	19,900	565,558

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Forest Products & Paper — 2.7%
Clearwater Paper Corp. (a)	22,200	$737,262
Deltic Timber Corp.	14,900	943,021
Potlatch Corp.	27,600	864,984
Wausau Paper Corp.	46,700	438,046

		2,983,313

Gas — 1.2%
Southwest Gas Corp.	20,200	863,348
Vectren Corp.	13,900	403,934

		1,267,282

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	7,100	348,397

Health Care – Products — 1.3%
AngioDynamics, Inc. (a)	7,900	96,775
Quidel Corp. (a)	26,000	477,620
West Pharmaceutical Services, Inc.	20,900	888,877

		1,463,272

Health Care – Services — 1.1%
National Healthcare Corp.	15,500	706,180
Triple-S Management Corp. Class B (a)	23,400	540,540

		1,246,720

Home Builders — 1.3%
M/I Homes, Inc. (a)	18,500	228,660
Meritage Home Corp. (a)	30,700	830,742
Winnebago Industries, Inc. (a)	41,700	408,660

		1,468,062

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc.	13,000	329,160
Stanley Furniture Co., Inc. (a)	24,000	114,960

		444,120

Household Products — 0.4%
CSS Industries, Inc.	21,500	418,390

Insurance — 5.0%
Alterra Capital Holdings Ltd.	31,500	723,870
Employers Holdings, Inc.	16,500	292,215
Markel Corp. (a)	1,620	727,283
Meadowbrook Insurance Group, Inc.	20,500	191,265
National Interstate Corp.	33,000	844,140
ProAssurance Corp.	27,800	2,449,458
Radian Group, Inc.	42,700	185,745

		5,413,976

Internet — 0.9%
Safeguard Scientifics, Inc. (a)	20,100	345,720
Websense, Inc. (a)	29,400	620,046

		965,766

Investment Companies — 0.3%
Ares Capital Corp.	18,700	305,745

	Number of Shares	Value
Iron & Steel — 1.5%
Carpenter Technology Corp.	21,100	$1,102,053
Schnitzer Steel Industries, Inc. Class A	13,500	538,583

		1,640,636

Leisure Time — 0.4%
Brunswick Corp.	15,000	386,250

Lodging — 0.6%
Orient-Express Hotels Ltd. (a)	67,600	689,520

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc. (a)	11,900	434,112

Machinery – Diversified — 4.9%
Cascade Corp.	11,000	551,320
Cognex Corp.	9,400	398,184
IDEX Corp.	25,600	1,078,528
Nordson Corp.	34,900	1,902,399
Robbins & Myers, Inc.	26,200	1,363,710

		5,294,141

Manufacturing — 3.2%
AptarGroup, Inc.	29,800	1,632,146
Matthews International Corp. Class A	27,700	876,428
Myers Industries, Inc.	48,700	718,325
Proto Labs, Inc. (a)	6,300	214,767

		3,441,666

Media — 0.7%
The Dolan Co. (a)	40,100	365,311
Saga Communications, Inc. Class A (a)	11,900	426,020

		791,331

Metal Fabricate & Hardware — 0.5%
Circor International, Inc.	16,000	532,320

Mining — 2.6%
AMCOL International Corp.	19,900	586,851
Franco-Nevada Corp.	20,300	872,893
North American Palladium Ltd. (a)	180,000	471,600
Royal Gold, Inc.	13,700	893,514

		2,824,858

Oil & Gas — 3.2%
Atwood Oceanics, Inc. (a)	11,900	534,191
Forest Oil Corp. (a)	19,400	235,128
Hercules Offshore, Inc. (a)	39,400	186,362
Lone Pine Resources, Inc. (a)	14,000	91,000
Northern Oil and Gas, Inc. (a)	38,000	788,120
Oasis Petroleum, Inc. (a)	37,700	1,162,291
Penn Virginia Corp.	29,000	131,950
Swift Energy Co. (a)	12,500	362,875

		3,491,917

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.3%
CARBO Ceramics, Inc.	7,500	$790,875
TETRA Technologies, Inc. (a)	53,800	506,796
Union Drilling, Inc. (a)	17,400	96,744

		1,394,415

Real Estate Investment Trusts (REITS) — 6.9%
Acadia Realty Trust	32,600	734,804
CBL & Associates Properties, Inc.	74,400	1,407,648
Cedar Realty Trust, Inc.	58,700	300,544
First Potomac Realty Trust	52,500	634,725
Kilroy Realty Corp.	29,300	1,365,673
LaSalle Hotel Properties	35,750	1,006,005
Pebblebrook Hotel Trust	37,900	855,782
Saul Centers, Inc.	8,900	359,204
Washington Real Estate Investment Trust	28,000	831,600

		7,495,985

Retail — 2.4%
Fred’s, Inc. Class A	31,900	466,059
Haverty Furniture Cos., Inc.	39,500	438,450
MarineMax, Inc. (a)	35,000	288,050
The Men’s Wearhouse, Inc.	26,700	1,035,159
Stein Mart, Inc. (a)	61,300	404,580

		2,632,298

Semiconductors — 1.9%
ATMI, Inc. (a)	18,200	424,060
Brooks Automation, Inc.	37,200	458,676
Cabot Microelectronics Corp.	9,500	369,360
Teradyne, Inc. (a)	48,000	810,720

		2,062,816

Software — 2.0%
Accelrys, Inc. (a)	27,210	217,136
Progress Software Corp. (a)	42,500	1,003,850
SYNNEX Corp. (a)	23,900	911,546

		2,132,532

Telecommunications — 1.4%
Ixia (a)	54,500	680,705
Premiere Global Services, Inc. (a)	56,100	507,144
Sonus Networks, Inc. (a)	131,100	380,190

		1,568,039

Textiles — 0.9%
Culp, Inc. (a)	22,700	249,246
G&K Services, Inc. Class A	23,000	786,600

		1,035,846

Transportation — 6.9%
Genesee & Wyoming, Inc. Class A (a)	31,550	1,721,999
Kirby Corp. (a)	30,850	2,029,621
Landstar System, Inc.	45,000	2,597,400
Overseas Shipholding Group, Inc.	18,000	227,340

	Number of Shares	Value
Teekay Tankers Ltd. Class A	40,600	$246,442
UTI Worldwide, Inc.	42,200	727,106

		7,549,908

TOTAL COMMON STOCK (Cost $74,511,749)		105,416,391

CONVERTIBLE PREFERRED STOCK — 0.6%
Banks — 0.2%
East West Bancorp, Inc., Series A 8.000%	100	163,500

Insurance — 0.4%
Assured Guaranty Ltd. 8.500%	7,600	486,560

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $533,276)		650,060

TOTAL EQUITIES (Cost $75,045,025)		106,066,451

MUTUAL FUNDS — 0.6%
Diversified Financial — 0.6%
iShares Russell 2000 Value Index Fund	8,300	605,651
T. Rowe Price Reserve Investment Fund	1,000	1,000

		606,651

TOTAL MUTUAL FUNDS (Cost $538,136)		606,651

TOTAL LONG-TERM INVESTMENTS (Cost $75,583,161)		106,673,102

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$2,313,374	2,313,374

TOTAL SHORT-TERM INVESTMENTS (Cost $2,313,374)		2,313,374

TOTAL INVESTMENTS — 99.9% (Cost $77,896,535) (c)		108,986,476

Other Assets/(Liabilities) — 0.1%		113,480

NET ASSETS — 100.0%		$109,099,956

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $2,313,375. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,359,798.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Apparel — 1.6%
The Jones Group, Inc.	236,350	$2,968,556

Automotive & Parts — 3.7%
Dana Holding Corp.	142,360	2,206,580
Lear Corp.	58,750	2,731,287
TRW Automotive Holdings Corp. (a)	46,600	2,164,570

		7,102,437

Banks — 9.2%
Associated Banc-Corp.	157,460	2,198,142
CapitalSource, Inc.	355,100	2,343,660
Comerica, Inc.	78,420	2,537,671
Huntington Bancshares, Inc.	382,910	2,469,769
Popular, Inc. (a)	837,333	1,716,533
Susquehanna Bancshares, Inc.	225,395	2,226,902
Webster Financial Corp.	54,200	1,228,714
Zions Bancorp	126,150	2,707,179

		17,428,570

Beverages — 1.5%
Constellation Brands, Inc. Class A (a)	119,230	2,812,636

Building Materials — 1.0%
Fortune Brands Home & Security, Inc. (a)	88,500	1,953,195

Chemicals — 3.6%
Ferro Corp. (a)	245,820	1,460,171
Huntsman Corp.	126,210	1,768,202
PolyOne Corp.	172,360	2,481,984
Westlake Chemical Corp.	18,940	1,227,122

		6,937,479

Commercial Services — 2.4%
Avis Budget Group, Inc. (a)	88,270	1,249,021
Convergys Corp. (a)	151,682	2,024,955
Hertz Global Holdings, Inc. (a)	83,210	1,251,478

		4,525,454

Computers — 0.6%
NCR Corp. (a)	52,520	1,140,209

Distribution & Wholesale — 1.5%
Ingram Micro, Inc. Class A (a)	57,880	1,074,253
WESCO International, Inc. (a)	27,930	1,824,108

		2,898,361
Diversified Financial — 1.2%
Legg Mason, Inc.	81,800	2,284,674

Electric — 4.3%
Great Plains Energy, Inc.	91,350	1,851,665
NV Energy, Inc.	143,350	2,310,802
PNM Resources, Inc.	110,610	2,024,163

	Number of Shares	Value
Portland General Electric Co.	76,495	$1,910,845

		8,097,475

Electrical Components & Equipment — 2.1%
EnerSys (a)	50,140	1,737,351
General Cable Corp. (a)	80,370	2,337,160

		4,074,511

Electronics — 6.7%
Arrow Electronics, Inc. (a)	57,630	2,418,731
AU Optronics Corp. Sponsored ADR (Taiwan)	400,626	1,826,855
Avnet, Inc. (a)	67,930	2,471,973
Flextronics International Ltd. (a)	281,650	2,036,329
TTM Technologies, Inc. (a)	185,160	2,127,488
Vishay Intertechnology, Inc. (a)	159,320	1,937,331

		12,818,707

Engineering & Construction — 0.9%
Tutor Perini Corp. (a)	113,740	1,772,069

Foods — 2.6%
Dean Foods Co. (a)	187,920	2,275,711
Dole Food Co., Inc. (a)	151,210	1,509,076
Tyson Foods, Inc. Class A	55,640	1,065,506

		4,850,293

Gas — 2.0%
Atmos Energy Corp.	63,760	2,005,890
UGI Corp.	64,870	1,767,707

		3,773,597

Health Care – Services — 2.6%
Health Net, Inc. (a)	64,120	2,546,847
LifePoint Hospitals, Inc. (a)	59,960	2,364,822

		4,911,669

Home Builders — 1.6%
Meritage Home Corp. (a)	45,830	1,240,160
NVR, Inc. (a)	2,360	1,714,139

		2,954,299

Household Products — 1.1%
Avery Dennison Corp.	71,720	2,160,924

Housewares — 1.0%
Newell Rubbermaid, Inc.	111,960	1,994,008

Insurance — 8.2%
AmTrust Financial Services, Inc.	53,730	1,444,262
Aspen Insurance Holdings Ltd.	81,720	2,283,257
Endurance Specialty Holdings Ltd.	64,830	2,635,988
Platinum Underwriters Holdings Ltd.	61,420	2,241,830
Reinsurance Group of America, Inc. Class A	44,170	2,626,790
Torchmark Corp.	46,350	2,310,547

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Unum Group	79,990	$1,958,155

		15,500,829

Iron & Steel — 1.7%
Reliance Steel & Aluminum Co.	31,290	1,767,259
Steel Dynamics, Inc.	105,580	1,535,133

		3,302,392

Leisure Time — 1.2%
Royal Caribbean Cruises Ltd.	75,300	2,216,079

Lodging — 1.2%
MGM Resorts International (a)	165,180	2,249,752

Machinery – Diversified — 0.7%
Sauer-Danfoss, Inc.	28,240	1,327,280

Media — 1.0%
Gannett Co., Inc.	125,030	1,916,710

Metal Fabricate & Hardware — 2.1%
Commercial Metals Co.	129,770	1,923,192
The Timken Co.	42,230	2,142,750

		4,065,942

Oil & Gas — 3.8%
Plains Exploration & Production Co. (a)	51,270	2,186,665
Stone Energy Corp. (a)	55,310	1,581,313
Tesoro Corp. (a)	44,480	1,193,843
Western Refining, Inc.	117,190	2,205,516

		7,167,337

Real Estate Investment Trusts (REITS) — 8.3%
BioMed Realty Trust, Inc.	109,270	2,073,945
BRE Properties, Inc.	38,030	1,922,416
Camden Property Trust	29,720	1,954,090
DiamondRock Hospitality Co.	197,170	2,028,879
Entertainment Properties Trust	50,030	2,320,391
Glimcher Realty Trust	196,700	2,010,274
Home Properties, Inc.	23,800	1,452,038
Mid-America Apartment Communities, Inc.	29,660	1,988,110

		15,750,143

Retail — 5.0%
ANN, Inc. (a)	87,800	2,514,592
The Children’s Place Retail Store, Inc. (a)	34,190	1,766,597
GameStop Corp. Class A	79,060	1,726,671
Insight Enterprises, Inc. (a)	77,070	1,690,145
Office Depot, Inc. (a)	533,160	1,839,402

		9,537,407

Savings & Loans — 2.0%
First Niagara Financial Group, Inc.	257,820	2,536,949
Washington Federal, Inc.	75,220	1,265,200

		3,802,149

	Number of Shares	Value
Semiconductors — 5.6%
Amkor Technology, Inc. (a)	280,230	$1,722,013
Entegris, Inc. (a)	239,860	2,240,292
Lam Research Corp. (a)	51,470	2,296,592
Micron Technology, Inc. (a)	303,610	2,459,241
MKS Instruments, Inc.	63,328	1,870,076

		10,588,214

Telecommunications — 1.9%
Amdocs Ltd. (a)	73,260	2,313,551
Anixter International, Inc. (a)	18,500	1,341,805

		3,655,356

Transportation — 4.0%
Atlas Air Worldwide Holdings, Inc. (a)	25,588	1,259,185
Bristow Group, Inc.	44,570	2,127,326
Con-way, Inc.	73,900	2,409,879
Teekay Corp.	54,430	1,891,443

		7,687,833

Trucking & Leasing — 1.1%
Aircastle Ltd.	177,550	2,173,212

TOTAL COMMON STOCK (Cost $171,196,512)		188,399,758

TOTAL EQUITIES (Cost $171,196,512)		188,399,758

TOTAL LONG-TERM INVESTMENTS (Cost $171,196,512)		188,399,758

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$1,670,790	1,670,790

TOTAL SHORT-TERM INVESTMENTS (Cost $1,670,790)		1,670,790

TOTAL INVESTMENTS — 99.9% (Cost $172,867,302) (c)		190,070,548

Other Assets/(Liabilities) — 0.1%		102,657

NET ASSETS — 100.0%		$190,173,205

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,670,791. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $1,707,847.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are 31 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML Asset Allocation Fund (“Asset Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Concentrated Growth Fund (“Concentrated Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Emerging Growth Fund (“Emerging Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Large Cap Value Fund (“Large Cap Value Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML NASDAQ-100® Fund (“NASDAQ-100 Fund”)

MML PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Cap Index Fund (“Small Cap Index Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

	Initial Class	Service Class	Class I	Class II	Class III	Service Class I
Aggressive Allocation Fund	8/31/2007	8/15/2008	None	None	None	None
American Funds Core Allocation Fund	None	None	None	None	None	8/15/2008
American Funds Growth Fund	None	None	None	None	None	8/15/2008
American Funds International Fund	None	None	None	None	None	8/15/2008
Asset Allocation Fund	5/1/2006	8/15/2008	None	None	None	None
Balanced Allocation Fund	8/31/2007	8/15/2008	None	None	None	None
Blue Chip Growth Fund	5/1/2006	8/15/2008	None	None	None	None
Concentrated Growth Fund	None	None	5/1/2006	5/1/2006	None	8/15/2008
Conservative Allocation Fund	8/31/2007	8/15/2008	None	None	None	None
Emerging Growth Fund	5/1/2000	8/15/2008	None	None	None	None
Equity Income Fund	5/1/2006	8/15/2008	None	None	None	None
Equity Index Fund	None	None	5/1/1997	5/1/2000	5/1/2000	8/15/2008
Focused Equity Fund	None	None	None	12/8/2011	None	Not Available
Foreign Fund	5/1/2006	8/15/2008	None	None	None	None
Fundamental Growth Fund	None	None	None	12/8/2011	None	Not Available
Fundamental Value Fund	None	None	None	8/10/2010	None	Not Available
Global Fund	None	None	5/1/2006	5/1/2006	None	8/15/2008
Growth Allocation Fund	8/31/2007	8/15/2008	None	None	None	None
Growth & Income Fund	5/1/2006	8/15/2008	None	None	None	None
Income & Growth Fund	5/1/2006	8/15/2008	None	None	None	None
Large Cap Growth Fund	5/1/2006	8/15/2008	None	None	None	None
Large Cap Value Fund	5/1/2000	8/15/2008	None	None	None	None
Mid Cap Growth Fund	5/1/2006	8/15/2008	None	None	None	None
Mid Cap Value Fund	5/1/2006	8/15/2008	None	None	None	None
Moderate Allocation Fund	8/31/2007	8/15/2008	None	None	None	None
NASDAQ-100 Fund	5/1/2000	8/15/2008	None	None	None	None
PIMCO Total Return Fund	None	None	None	8/10/2010	None	Not Available
Small Cap Growth Equity Fund	5/3/1999	8/15/2008	None	None	None	None
Small Cap Index Fund	5/1/2006	8/15/2008	None	None	None	None
Small Company Value Fund	None	None	None	2/27/2009	None	2/27/2009
Small/Mid Cap Value Fund	5/1/2006	8/15/2008	None	None	None	None

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price.

Notes to Portfolio of Investments (Unaudited) (Continued)

Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Concentrated Growth Fund, Emerging Growth Fund, Equity Index Fund, Focused Equity Fund, Fundamental Growth Fund, Large Cap Growth Fund, NASDAQ-100 Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2012. The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of March 31, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund
Equities
Common Stock
Basic Materials	$5,724,695	$-	$-	$5,724,695
Communications	9,468,085	-	-	9,468,085
Consumer, Cyclical	6,813,674	81,528	-	6,895,202
Consumer, Non-cyclical	10,811,705	-	-	10,811,705
Energy	12,392,152	-	-	12,392,152
Financial	11,179,411	-	-	11,179,411
Industrial	7,650,459	-	-	7,650,459
Technology	9,454,890	-	-	9,454,890
Utilities	429,759	-	-	429,759

Total Common Stock	73,924,830	81,528	-	74,006,358

Preferred Stock
Financial	252,281	-	-	252,281

Total Preferred Stock	252,281	-	-	252,281

Total Equities	74,177,111	81,528	-	74,258,639

Bonds & Notes
Total Corporate Debt	-	13,706,950	95,000	13,801,950

Total Municipal Obligations	-	651,230	-	651,230

Non-U.S. Government Agency Obligations
Commercial MBS	-	2,000,485	-	2,000,485

Total Non-U.S. Government Agency Obligations	-	2,000,485	-	2,000,485

Total Sovereign Debt Obligations	-	1,515,925	-	1,515,925

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	460,053	-	460,053
Pass-Through Securities	-	13,804,444	-	13,804,444

Total U.S. Government Agency Obligations and Instrumentalities	-	14,264,497	-	14,264,497

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	13,054,820	-	13,054,820

Total U.S. Treasury Obligations	-	13,054,820	-	13,054,820

Total Bonds & Notes	-	45,193,907	95,000	45,288,907

Total Long-Term Investments	74,177,111	45,275,435	95,000	119,547,546

Total Short-Term Investments	-	10,603,335	-	10,603,335

Total Investments	$74,177,111	$55,878,770	$95,000	$130,150,881

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$12,949,155	$-	$-	$12,949,155
Communications	65,385,882	3,172,199	2,428,726	70,986,807
Consumer, Cyclical	56,845,396	-	-	56,845,396
Consumer, Non-cyclical	46,560,715	-	-	46,560,715
Energy	17,865,646	-	-	17,865,646
Financial	30,205,204	-	-	30,205,204
Industrial	39,954,402	-	-	39,954,402
Technology	51,718,450	-	-	51,718,450

Total Common Stock	321,484,850	3,172,199	2,428,726	327,085,775

Total Equities	321,484,850	3,172,199	2,428,726	327,085,775

Total Mutual Funds	1,000	-	-	1,000

Total Long-Term Investments	321,485,850	3,172,199	2,428,726	327,086,775

Total Short-Term Investments	-	2,873,521	-	2,873,521

Total Investments	$321,485,850	$6,045,720	$2,428,726	$329,960,296

Equity Income Fund
Equities
Common Stock
Basic Materials	$30,696,392	$-	$-	$30,696,392
Communications	53,093,601	5,445,979	-	58,539,580
Consumer, Cyclical	37,404,182	-	-	37,404,182
Consumer, Non-cyclical	66,596,851	-	-	66,596,851
Energy	67,572,238	-	-	67,572,238
Financial	100,697,849	-	-	100,697,849
Industrial	70,499,529	-	-	70,499,529
Technology	23,985,787	-	-	23,985,787
Utilities	32,689,233	-	-	32,689,233

Total Common Stock	483,235,662	5,445,979	-	488,681,641

Preferred Stock
Consumer, Cyclical	3,488,198	-	-	3,488,198

Total Preferred Stock	3,488,198	-	-	3,488,198

Total Equities	486,723,860	5,445,979	-	492,169,839

Total Mutual Funds	1,119	-	-	1,119

Total Long-Term Investments	486,724,979	5,445,979	-	492,170,958

Total Short-Term Investments	-	21,127,672	-	21,127,672

Total Investments	$486,724,979	$26,573,651	$-	$513,298,630

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Foreign Fund
Equities
Common Stock
Basic Materials	$3,136,323	$12,767,320	$-	$15,903,643
Communications	16,904,427	34,295,500	-	51,199,927
Consumer, Cyclical	4,114,400	31,362,941	-	35,477,341
Consumer, Non-cyclical	-	48,782,937	-	48,782,937
Diversified	-	2,237,860	-	2,237,860
Energy	9,655,631	28,704,255	-	38,359,886
Financial	10,273,538	53,779,353	-	64,052,891
Industrial	4,954,715	23,732,330	-	28,687,045
Technology	5,937,587	23,369,254	-	29,306,841
Utilities	-	7,109,264	-	7,109,264

Total Common Stock	54,976,621	266,141,014	-	321,117,635

Preferred Stock
Basic Materials	4,350,853	-	-	4,350,853

Total Preferred Stock	4,350,853	-	-	4,350,853

Total Equities	59,327,474	266,141,014	-	325,468,488

Total Long-Term Investments	59,327,474	266,141,014	-	325,468,488

Total Short-Term Investments	-	17,839,711	-	17,839,711

Total Investments	$59,327,474	$283,980,725	$-	$343,308,199

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$9,439,864	$-	$-	$9,439,864
Communications	14,386,195	-	-	14,386,195
Consumer, Cyclical	15,360,437	-	-	15,360,437
Consumer, Non-cyclical	36,414,373	-	-	36,414,373
Energy	19,974,044	-	-	19,974,044
Financial	37,931,325	1,431,431	-	39,362,756
Industrial	17,242,425	915,562	-	18,157,987
Technology	12,596,984	-	-	12,596,984
Utilities	5,019,414	-	-	5,019,414

Total Common Stock	168,365,061	2,346,993	-	170,712,054

Total Equities	168,365,061	2,346,993	-	170,712,054

Total Long-Term Investments	168,365,061	2,346,993	-	170,712,054

Total Short-Term Investments	-	2,070,284	-	2,070,284

Total Investments	$168,365,061	$4,417,277	$-	$172,782,338

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund
Equities
Common Stock
Basic Materials	$3,052,486	$13,424,797	$-	$16,477,283
Communications	7,426,938	1,860,583	-	9,287,521
Consumer, Cyclical	6,459,473	5,208,296	-	11,667,769
Consumer, Non-cyclical	13,671,435	24,076,784	-	37,748,219
Diversified	-	2,639,859	-	2,639,859
Energy	2,374,606	1,610,836	-	3,985,442
Financial	8,776,457	8,427,007	-	17,203,464
Industrial	16,981,953	5,475,189	-	22,457,142
Technology	6,935,607	4,370,499	-	11,306,106
Utilities	-	441,280	-	441,280

Total Common Stock	65,678,955	67,535,130	-	133,214,085

Total Equities	65,678,955	67,535,130	-	133,214,085

Total Long-Term Investments	65,678,955	67,535,130	-	133,214,085

Total Short-Term Investments	-	1,663,159	-	1,663,159

Total Investments	$65,678,955	$69,198,289	$-	$134,877,244

Growth & Income Fund
Equities
Common Stock
Basic Materials	$3,548,140	$1,944,446	$-	$5,492,586
Communications	13,190,148	-	-	13,190,148
Consumer, Cyclical	6,216,983	1,785,073	-	8,002,056
Consumer, Non-cyclical	27,885,371	5,972,055	-	33,857,426
Diversified	-	1,387,447	-	1,387,447
Energy	12,998,301	-	-	12,998,301
Financial	22,144,169	-	-	22,144,169
Industrial	17,004,232	-	-	17,004,232
Technology	18,882,554	-	-	18,882,554
Utilities	4,183,801	-	-	4,183,801

Total Common Stock	126,053,699	11,089,021	-	137,142,720

Total Equities	126,053,699	11,089,021	-	137,142,720

Total Long-Term Investments	126,053,699	11,089,021	-	137,142,720

Total Short-Term Investments	-	1,730,463	-	1,730,463

Total Investments	$126,053,699	$12,819,484	$-	$138,873,183

Income & Growth Fund
Equities
Common Stock
Basic Materials	$7,690,507	$4,130,388	$-	$11,820,895
Communications	12,697,552	-	-	12,697,552
Consumer, Cyclical	11,808,048	-	-	11,808,048

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Income & Growth Fund (Continued)
Consumer, Non-cyclical	$28,507,062	$1,709,609	$-	$30,216,671
Energy	20,252,706	471,271	-	20,723,977
Financial	25,631,876	-	-	25,631,876
Industrial	23,676,282	-	-	23,676,282
Technology	6,903,312	-	-	6,903,312
Utilities	11,262,708	919,494	-	12,182,202

Total Common Stock	148,430,053	7,230,762	-	155,660,815

Total Equities	148,430,053	7,230,762	-	155,660,815

Total Long-Term Investments	148,430,053	7,230,762	-	155,660,815

Total Short-Term Investments	-	6,675,480	-	6,675,480

Total Investments	$148,430,053	$13,906,242	$-	$162,336,295

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$7,852,525	$2,604,365	$-	$10,456,890
Communications	14,799,880	-	-	14,799,880
Consumer, Cyclical	33,022,520	1,391,131	-	34,413,651
Consumer, Non-cyclical	31,214,681	3,945,899	-	35,160,580
Diversified	-	2,725,630	-	2,725,630
Energy	24,637,019	2,213,671	-	26,850,690
Financial	67,415,149	7,520,784	-	74,935,933
Industrial	4,396,245	2,668,317	-	7,064,562
Technology	9,634,399	-	-	9,634,399

Total Common Stock	192,972,418	23,069,797	-	216,042,215

Total Equities	192,972,418	23,069,797	-	216,042,215

Bonds & Notes
Total Corporate Debt	-	-	87,955	87,955

Total Bonds & Notes	-	-	87,955	87,955

Total Long-Term Investments	192,972,418	23,069,797	87,955	216,130,170

Total Short-Term Investments	-	9,447,060	-	9,447,060

Total Investments	$192,972,418	$32,516,857	$87,955	$225,577,230

Mid Cap Growth Fund
Equities
Common Stock
Basic Materials	$9,153,650	$-	$-	$9,153,650
Communications	27,742,570	-	-	27,742,570
Consumer, Cyclical	52,913,206	-	-	52,913,206
Consumer, Non-cyclical	82,319,828	4,604,590	-	86,924,418
Energy	22,262,369	242,343	-	22,504,712
Financial	21,926,580	-	-	21,926,580
Industrial	61,657,809	-	-	61,657,809

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Fund (Continued)
Technology	$59,463,310	$-	$-	$59,463,310
Utilities	4,818,800	-	-	4,818,800

Total Common Stock	342,258,122	4,846,933	-	347,105,055

Preferred Stock
Communications	-	-	1,585,246	1,585,246
Energy	-	754,762	-	754,762
Technology	-	197,004	-	197,004

Total Preferred Stock	-	951,766	1,585,246	2,537,012

Total Equities	342,258,122	5,798,699	1,585,246	349,642,067

Total Mutual Funds	5,789,040	-	-	5,789,040

Total Long-Term Investments	348,047,162	5,798,699	1,585,246	355,431,107

Total Short-Term Investments	-	9,496,069	-	9,496,069

Total Investments	$348,047,162	$15,294,768	$1,585,246	$364,927,176

Mid Cap Value Fund
Equities
Common Stock
Basic Materials	$11,747,843	$-	$-	$11,747,843
Communications	18,450,608	-	-	18,450,608
Consumer, Cyclical	38,559,109	-	-	38,559,109
Consumer, Non-cyclical	94,159,688	-	-	94,159,688
Energy	31,252,936	-	-	31,252,936
Financial	106,042,002	-	-	106,042,002
Industrial	66,136,343	5,831,770	-	71,968,113
Technology	11,783,300	-	-	11,783,300
Utilities	49,280,311	-	-	49,280,311

Total Common Stock	427,412,140	5,831,770	-	433,243,910

Total Equities	427,412,140	5,831,770	-	433,243,910

Total Mutual Funds	12,840,602	-	-	12,840,602

Total Long-Term Investments	440,252,742	5,831,770	-	446,084,512

Total Short-Term Investments	-	3,157,193	-	3,157,193

Total Investments	$440,252,742	$8,988,963	$-	$449,241,705

PIMCO Total Return Fund
Equities
Preferred Stock
Financial	$1,016,840	$-	$-	$1,016,840

Total Preferred Stock	1,016,840	-	-	1,016,840

Total Equities	1,016,840	-	-	1,016,840

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
Bonds & Notes
Total Bank Loans	$-	$920,600	$-	$920,600

Total Corporate Debt	-	83,018,654	89,498	83,108,152

Total Municipal Obligations	-	8,259,151	-	8,259,151

Non-U.S. Government Agency Obligations
Automobile ABS	-	285,603	-	285,603
Commercial MBS	-	7,263,638	-	7,263,638
Credit Card ABS	-	4,637,724	-	4,637,724
Other ABS	-	2,361,369	-	2,361,369
WL Collateral CMO	-	7,061,798	-	7,061,798

Total Non-U.S. Government Agency Obligations	-	21,610,132	-	21,610,132

Total Sovereign Debt Obligations	-	11,377,611	-	11,377,611

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	95,874,207	-	95,874,207

Total U.S. Government Agency Obligations and Instrumentalities	-	95,874,207	-	95,874,207

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	107,509,904	-	107,509,904

Total U.S. Treasury Obligations	-	107,509,904	-	107,509,904

Total Bonds & Notes	-	328,570,259	89,498	328,659,757

Total Long-Term Investments	1,016,840	328,570,259	89,498	329,676,597

Total Short-Term Investments	-	2,304,891	-	2,304,891

Total Investments	$1,016,840	$330,875,150	$89,498	$331,981,488

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$3,473,913	$-	$-	$3,473,913
Communications	29,057,485	-	-	29,057,485
Consumer, Cyclical	56,276,698	-	-	56,276,698
Consumer, Non-cyclical	46,999,584	704,171	-	47,703,755
Energy	19,322,276	-	-	19,322,276
Financial	26,473,246	-	-	26,473,246
Industrial	44,287,706	-	-	44,287,706
Technology	40,569,471	-	-	40,569,471
Utilities	1,516,970	-	-	1,516,970

Total Common Stock	267,977,349	704,171	-	268,681,520

Total Equities	267,977,349	704,171	-	268,681,520

Total Mutual Funds	1,975,364	-	-	1,975,364

Total Long-Term Investments	269,952,713	704,171	-	270,656,884

Total Short-Term Investments	-	3,539,112	-	3,539,112

Total Investments	$269,952,713	$4,243,283	$-	$274,195,996

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Index Fund
Equities
Common Stock
Basic Materials	$1,521,494	$-	$-	$1,521,494
Communications	1,831,446	-	-	1,831,446
Consumer, Cyclical	6,608,332	-	-	6,608,332
Consumer, Non-cyclical	7,541,883	-	-	7,541,883
Energy	1,732,456	-	-	1,732,456
Financial	8,275,292	-	-	8,275,292
Industrial	7,706,209	-	22	7,706,231
Technology	4,704,279	-	-	4,704,279
Utilities	1,672,191	-	-	1,672,191

Total Common Stock	41,593,582	-	22	41,593,604

Total Equities	41,593,582	-	22	41,593,604

Total Long-Term Investments	41,593,582	-	22	41,593,604

Total Short-Term Investments	-	232,595	-	232,595

Total Investments	$41,593,582	$232,595	$22	$41,826,199

Small Company Value Fund
Equities
Common Stock
Basic Materials	$9,954,851	$-	$-	$9,954,851
Communications	3,325,136	-	-	3,325,136
Consumer, Cyclical	12,997,307	-	-	12,997,307
Consumer, Non-cyclical	10,876,081	-	-	10,876,081
Energy	5,305,291	-	-	5,305,291
Financial	23,401,186	-	-	23,401,186
Industrial	30,258,215	-	-	30,258,215
Technology	4,589,916	-	-	4,589,916
Utilities	4,708,408	-	-	4,708,408

Total Common Stock	105,416,391	-	-	105,416,391

Convertible Preferred Stock
Financial	-	650,060	-	650,060

Total Convertible Preferred Stock	-	650,060	-	650,060

Total Equities	105,416,391	650,060	-	106,066,451

Total Mutual Funds	606,651	-	-	606,651

Total Long-Term Investments	106,023,042	650,060	-	106,673,102

Total Short-Term Investments	-	2,313,374	-	2,313,374

Total Investments	$106,023,042	$2,963,434	$-	$108,986,476

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Futures Contracts
Equity Risk	$41,017	$-	$-	$41,017
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	-	9,951	-	9,951
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	164,141	-	164,141
Futures Contracts
Interest Rate Risk	28,869	-	-	28,869
Swap Agreements
Credit Risk	-	261,491	-	261,491
Interest Rate Risk	-	136,711	-	136,711
Small Cap Index Fund
Futures Contracts
Equity Risk	4,464	-	-	4,464

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	$-	$(12,202)	$-	$(12,202)
NASDAQ-100 Fund
Futures Contracts
Equity Risk	(3,343)	-	-	(3,343)
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	(972,720)	-	(972,720)
Futures Contracts
Interest Rate Risk	(97,707)	-	-	(97,707)
Swap Agreements
Credit Risk	-	(355,481)	-	(355,481)
Interest Rate Risk	-	(1,658)	-	(1,658)
Written Options
Interest Rate Risk	-	(110,746)	-	(110,746)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Mid Cap Growth Fund	$-	$4,595,860	$(4,595,860)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of the security being fair valued in accordance with procedures approved by the Trustees.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/12
Asset Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$90,000	$-	$-	$5,000	$-	$-	$-	$-	$95,000		$5,000

Blue Chip Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$2,428,726	$-	$-	$-	$-	$-	$-	$-	$2,428,726		$-

Large Cap Value Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,321	$-	$-	$(1,321)	$-	$-	$-	$-	$-	**	$(1,321)
Bonds & Notes
Corporate Debt	93,340	-	-	(5,385)	-	-	-	-	87,955		(5,385)

	$94,661	$-	$-	$(6,706)	$-	$-	$-	$-	$87,955		$(6,706)

Mid Cap Growth Fund
Long-Term Investments
Equities
Preferred Stock
Communications	$1,960,544	$-	$-	$(375,298)	$-	$-	$-	$-	$1,585,246		$(375,298)

PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$77,269	$-	$-	$12,229	$-	$-	$-	$-	$89,498		$12,229

Small Cap Index Fund
Long-Term Investments
Equities
Common Stock
Industrial	$22	$-	$-	$-	$-	$-	$-	$-	$22		$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of March 31, 2012.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

The Funds had no transfers in or out of Level 3 of the fair value hierarchy at March 31, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	Mid Cap Value Fund	NASDAQ- 100 Fund	PIMCO Total Return Fund	Small Cap Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A
Directional Exposures to Currencies				A

Futures Contracts**
Hedging/Risk Management				A
Duration/Credit Quality Management				A
Substitution for Direct Investment	A		A	A	A

Interest Rate Swaps***
Hedging/Risk Management				A
Duration Management				A
Substitution for Direct Investment				A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management				A
Duration/Credit Quality Management				A
Substitution for Direct Investment				A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management				A
Duration/Credit Quality Management				A
Income				A
Substitution for Direct Investment				A

Options (Written)
Hedging/Risk Management				A
Duration/Credit Quality Management				A
Income				A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2012, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts	$-	$41,017	$-	$-	$41,017

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	39	-	-	39

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$9,951	$-	$9,951

Liability Derivatives
Forward Contracts	$-	$-	$(12,202)	$-	$(12,202)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$16,681,866	$-	$16,681,866

NASDAQ-100 Fund
Liability Derivatives
Futures Contracts	$-	$(3,343)	$-	$-	$(3,343)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	6	-	-	6

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$164,141	$-	$164,141
Futures Contracts	-	-	-	28,869	28,869
Swap Agreements	261,491	-	-	136,711	398,202

Total Value	$261,491	$-	$164,141	$165,580	$591,212

Liability Derivatives
Forward Contracts	$-	$-	$(972,720)	$-	$(972,720)
Futures Contracts	-	-	-	(97,707)	(97,707)
Swap Agreements	(355,481)	-	-	(1,658)	(357,139)
Written Options	-	-	-	(110,746)	(110,746)

Total Value	$(355,481)	$-	$(972,720)	$(210,111)	$(1,538,312)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$47,063,188	$-	$47,063,188
Futures Contracts	-	-	-	125	125
Swap Agreements	$33,500,000	$-	$-	$7,000,000	$40,500,000
Written Options	-	-	-	25,900,000	25,900,000

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Small Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$4,464	$-	$-	$4,464

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	3	-	-	3

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options outstanding at March 31, 2012.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2012, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had listed in the following table had open forward foreign currency contracts at March 31, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Fund
SELLS
UBS AG	11,641,588	Canadian Dollar	4/30/12	$11,674,861	$11,664,910	$9,951
UBS AG	3,762,939	Euro	4/30/12	5,007,005	5,019,207	(12,202)

				$16,681,866	$16,684,117	$(2,251)

PIMCO Total Return Fund
BUYS
Barclays Bank PLC	3,876,750	Chinese Yuan Renminbi	6/01/12	$607,484	$614,975	$7,491
Barclays Bank PLC	200,000	Euro	4/05/12	265,503	266,742	1,239
Barclays Bank PLC	355,000	Euro	4/16/12	468,279	473,490	5,211
Barclays Bank PLC	1,213,000	Euro	6/14/12	1,598,452	1,618,380	19,928
Barclays Bank PLC	65,520	Mexican Peso	6/15/12	5,055	5,086	31

				2,944,773	2,978,673	33,900

Credit Suisse Securities LLC	173,000	Euro	4/16/12	223,796	230,743	6,947

HSBC Bank PLC	100,000	Euro	4/03/12	133,052	133,370	318

JP Morgan Chase Bank	234,000	British Pound	6/12/12	373,068	374,108	1,040
JP Morgan Chase Bank	15,319,200	Chinese Yuan Renminbi	6/01/12	2,400,000	2,430,108	30,108
JP Morgan Chase Bank	784,000	Euro	6/14/12	1,035,333	1,046,010	10,677
JP Morgan Chase Bank	2,554,900,000	Indonesian Rupiah	7/02/12	271,509	276,790	5,281
JP Morgan Chase Bank	310,250	Malaysian Ringgit	4/23/12	102,291	101,127	(1,164)

				4,182,201	4,228,143	45,942

UBS AG	308,000	Euro	6/14/12	408,632	410,932	2,300

				$7,892,454	$7,981,861	$89,407

SELLS
Barclays Bank PLC	6,367,000	Canadian Dollar	6/21/12	$6,427,775	$6,372,691	$55,084
Barclays Bank PLC	3,461,750	Chinese Yuan Renminbi	6/01/12	548,345	549,143	(798)
Barclays Bank PLC	100,000	Euro	4/03/12	132,691	133,370	(679)
Barclays Bank PLC	94,000	Euro	4/16/12	119,412	125,375	(5,963)
Barclays Bank PLC	1,000	Euro	6/14/12	1,308	1,334	(26)
Barclays Bank PLC	310,250	Malaysian Ringgit	4/23/12	99,455	101,127	(1,672)

				7,328,986	7,283,040	45,946

Credit Suisse Securities LLC	3,146,650	Chinese Yuan Renminbi	6/01/12	500,000	499,158	842
Credit Suisse Securities LLC	99,000	Euro	4/16/12	129,291	132,044	(2,753)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
SELLS (Continued)
Credit Suisse Securities LLC	302,467	Singapore Dollar	5/15/12	$242,521	$240,628	$1,893

				871,812	871,830	(18)

Goldman Sachs & Co.	399,000	Australian Dollar	4/23/12	424,903	412,369	12,534
Goldman Sachs & Co.	2,554,900,000	Indonesian Rupiah	7/02/12	274,573	276,790	(2,217)

				699,476	689,159	10,317

JP Morgan Chase Bank	4,406,100	Chinese Yuan Renminbi	6/01/12	700,000	698,946	1,054
JP Morgan Chase Bank	171,000	Euro	4/16/12	216,563	228,075	(11,512)
JP Morgan Chase Bank	2,000	Euro	6/14/12	2,648	2,668	(20)

				919,211	929,689	(10,478)

UBS AG	6,693,000	British Pound	6/12/12	10,548,288	10,700,463	(152,175)
UBS AG	8,181,450	Chinese Yuan Renminbi	6/01/12	1,300,000	1,297,837	2,163
UBS AG	13,718,000	Euro	4/16/12	17,502,961	18,296,702	(793,741)

				29,351,249	30,295,002	(943,753)

				$39,170,734	$40,068,720	$(897,986)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund

Notes to Portfolio of Investments (Unaudited) (Continued)

uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
39	S&P 500 E Mini Index	6/15/12	$2,736,337	$41,017

NASDAQ-100 Fund
BUYS
6	NASDAQ 100 E Mini Index	6/15/12	$330,090	$(3,343)

PIMCO Total Return Fund
BUYS
60	U.S. Treasury Note 10 Year	6/20/12	$7,769,063	$(97,707)
48	U.S. Treasury Note 5 Year	6/29/12	5,881,875	22,084
17	90 Day Eurodollar	3/17/14	4,212,600	6,785

				$(68,838)

Small Cap Index Fund
BUYS
3	Russell 2000 Mini Index	6/15/12	$248,310	$4,464

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the

Notes to Portfolio of Investments (Unaudited) (Continued)

protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See “Options,” below, for information regarding the accounting treatment of options.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at March 31, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
OTC Swaps
$2,300,000	USD	6/20/15	Barclays Bank PLC	Sell***	5.000%		CDX.EM.13 (PIMCO Rating: BA+)**	$(12,359)	$222,700	$210,341
400,000	USD	12/20/15	Barclays Bank PLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	2,339	(2,308)	31
1,100,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	3,813	(5,308)	(1,495)
1,800,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	5,011	(7,163)	(2,152)
1,600,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(18,352)	20,780	2,428
1,100,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(1,976)	(1,593)	(3,569)
100,000	USD	9/20/16	Barclays Bank PLC	Sell***	0.250%		French Republic (PIMCO Rating: AAA)**	452	(6,114)	(5,662)
800,000	USD	12/20/16	Barclays Bank PLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	14,053	(20,149)	(6,096)
500,000	EUR	6/20/17	Barclays Bank PLC	Buy	(1.000%	)	DJ ITRAXX 17SEN2	4,777	32,348	37,125
1,000,000	USD	6/20/17	Barclays Bank PLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(5,242)	(4,482)	(9,724)
400,000	USD	3/20/21	Barclays Bank PLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	3,848	(19,146)	(15,298)

								(3,636)	209,565	205,929

800,000	USD	6/20/16	Credit Suisse Securities LLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(1,431)	(1,164)	(2,595)
600,000	USD	6/20/17	Credit Suisse Securities LLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(1,068)	(4,767)	(5,835)

								(2,499)	(5,931)	(8,430)

200,000	USD	6/20/15	Goldman Sachs & Co.	Sell***	1.000%		United Kingdom Gilt (PIMCO Rating: AAA)**	2,200	2,014	4,214
100,000	USD	12/20/15	Goldman Sachs & Co.	Sell***	1.000%		United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(264)	2,302	2,038
600,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	0.250%		French Republic (PIMCO Rating: AAA)**	(5,200)	(22,592)	(27,792)
100,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%		General Electric Capital Corp. (PIMCO Rating: AA+)**	681	(1,685)	(1,004)
1,000,000	USD	9/20/16	Goldman Sachs & Co.	Sell***	0.250%		French Republic (PIMCO Rating: AAA)**	(5,883)	(50,737)	(56,620)
300,000	USD	9/20/16	Goldman Sachs & Co.	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	15	(1,414)	(1,399)
1,000,000	USD	12/20/16	Goldman Sachs & Co.	Sell***	0.250%		French Republic (PIMCO Rating: AAA)**	13,001	(74,755)	(61,754)

								4,550	(146,867)	(142,317)

200,000	USD	6/20/16	JP Morgan Chase Bank	Sell***	1.000%		Republic of Indonisia (PIMCO Rating: BAA-)**	366	(3,707)	(3,341)
300,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(1,866)	1,632	(234)
100,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	64	(609)	(545)
700,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%		Japan Government (PIMCO Rating: AA-)**	1,451	(1,215)	236

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps (Continued)
OTC Swaps (Continued)
$300,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	$(1,064)	$(8,966)	$(10,030)
700,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(632)	(7,632)	(8,264)

								(1,681)	(20,497)	(22,178)

1,300,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	0.250%		French Republic (PIMCO Rating: AAA)**	(20,200)	(40,017)	(60,217)
600,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	1.000%		Japan Government (PIMCO Rating: AA-)**	(1,585)	6,663	5,078

								(21,785)	(33,354)	(55,139)

1,000,000	USD	9/20/16	UBS AG	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(274)	(4,388)	(4,662)
700,000	USD	9/20/16	UBS AG	Sell***	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(4,180)	3,634	(546)
100,000	USD	9/20/16	UBS AG	Sell***	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	(92)	(1,578)	(1,670)
900,000	USD	6/20/17	UBS AG	Sell***	1.000%		South Korea Government (PIMCO Rating: A+)**	(1,374)	(9,272)	(10,646)
300,000	USD	6/20/17	UBS AG	Sell***	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	(783)	(9,248)	(10,031)

								(6,703)	(20,852)	(27,555)

Centrally Cleared Swaps
10,500,000	USD	6/20/17		Buy	(1.000%	)	CDX.IG.18	8,341	(52,641)	(44,300)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
$200,000	AUD	6/15/17	Barclays Bank PLC	6-Month AUD-BR BBSW	Fixed 4.250%	$(1,462)	$(196)	$(1,658)

5,000,000	BRL	1/02/14	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 9.980%	10,071	3,976	14,047

Centrally Cleared Swaps
1,800,000	USD	6/20/42		3-Month USD-LIBOR-BBA	Fixed 2.750%	98,973	23,691	122,664

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar

*	Collateral for swap agreements received from Barclays Bank PLC and Goldman Sachs & Co. amounted to $280,000 and $20,000 in cash, respectively, at March 31, 2012; and collateral for swap agreements held by Barclays Bank PLC, Citigroup Global Markets, Inc., Credit Suisse Securities LLC, Goldman Sachs & Co., Royal Bank of Scotland PLC, and UBS AG amounted to $165,447, $37,647, $143,652, $269,982, $289,285, and $727,319 in securities, respectively, at March 31, 2012.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.

Notes to Portfolio of Investments (Unaudited) (Continued)

***	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a

Notes to Portfolio of Investments (Unaudited) (Continued)

Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

The Fund(s) listed in the following table had open written option contracts at March 31, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$1,000,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00*	$6,325	$-
2,800,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70**	39,690	12,265
500,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.55**	2,427	3,262
2,600,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.55*	13,310	16,960
8,600,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70***	51,815	37,671
400,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70****	5,090	1,752
4,100,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25****	24,327	20
1,500,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00****	8,558	459
1,800,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75**	6,795	54
1,300,000	3/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.40*	25,090	29,724
1,300,000	3/18/13	Interest Rate Swaption USD 5 Year Call, Strike 1.40*	12,090	8,579

			$195,517	$110,746

*	OTC traded option counterparty Credit Suisse Securities LLC.
**	OTC traded option counterparty Royal Bank of Scotland PLC.
***	OTC traded option counterparty JP Morgan Chase Bank, NA.
****	OTC traded option counterparty Goldman Sachs & Co.

Notes to Portfolio of Investments (Unaudited) (Continued)

Transactions in written option contracts during the period ended March 31, 2012, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2011	33,000,015	$138,070
Options written	14,300,000	104,732
Options terminated in closing purchase transactions	(21,400,015)	(47,285)

Options outstanding at March 31, 2012	25,900,000	$195,517

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered

Notes to Portfolio of Investments (Unaudited) (Continued)

financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The PIMCO Total Return Fund had dollar roll transactions at March 31, 2012, which were accounted for as financing transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2012, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund, will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds

Notes to Portfolio of Investments (Unaudited) (Continued)

International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Foreign Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At March 31, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$64,901,038	$11,100,402	$(26,567)	$11,073,835
American Funds Core Allocation Fund	320,890,310	64,362,593	–	64,362,593
American Funds Growth Fund	45,119,464	13,744,116	–	13,744,116
American Funds International Fund	32,903,971	4,338,912	–	4,338,912
Asset Allocation Fund	115,703,706	16,544,204	(2,097,029)	14,447,175
Balanced Allocation Fund	366,853,482	47,840,126	–	47,840,126
Blue Chip Growth Fund	232,467,267	98,722,559	(1,229,530)	97,493,029
Concentrated Growth Fund	34,233,348	6,742,486	(810,058)	5,932,428
Conservative Allocation Fund	336,051,213	29,655,095	–	29,655,095
Emerging Growth Fund	10,824,244	2,519,542	(661,034)	1,858,508
Equity Income Fund	426,482,706	101,338,119	(14,522,195)	86,815,924
Equity Index Fund	244,779,876	107,138,016	(29,635,636)	77,502,380
Focused Equity Fund	113,050,162	17,085,096	(869,948)	16,215,148
Foreign Fund	368,393,245	34,094,004	(59,179,050)	(25,085,046)
Fundamental Growth Fund	152,238,374	24,988,880	(807,545)	24,181,335
Fundamental Value Fund	150,502,707	25,673,476	(3,393,845)	22,279,631
Global Fund	105,790,236	30,277,852	(1,190,844)	29,087,008
Growth Allocation Fund	1,154,173,381	231,264,314	(314,686)	230,949,628
Growth & Income Fund	112,104,537	27,833,838	(1,065,192)	26,768,646
Income & Growth Fund	141,117,564	21,915,657	(696,926)	21,218,731
Large Cap Growth Fund	166,702,571	37,155,293	(618,825)	36,536,468
Large Cap Value Fund	184,758,197	47,217,683	(6,398,650)	40,819,033
Mid Cap Growth Fund	271,750,850	99,150,023	(5,973,697)	93,176,326
Mid Cap Value Fund	427,114,903	35,748,561	(13,621,759)	22,126,802
Moderate Allocation Fund	1,114,172,446	161,901,547	(72,076)	161,829,471
NASDAQ-100 Fund	11,502,888	4,750,966	(386,507)	4,364,459
PIMCO Total Return Fund	330,241,801	4,619,238	(2,879,551)	1,739,687
Small Cap Growth Equity Fund	231,166,701	52,350,402	(9,321,107)	43,029,295
Small Cap Index Fund	38,569,410	8,895,008	(5,638,219)	3,256,789
Small Company Value Fund	77,896,535	33,287,403	(2,197,462)	31,089,941
Small/Mid Cap Value Fund	172,867,302	23,794,856	(6,591,610)	17,203,246

Notes to Portfolio of Investments (Unaudited) (Continued)

4. Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2012, was as follows:

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	684,254	11,174	128,833	566,595	$7,677,357	$-	$-	$793,757
MML Concentrated Growth Fund, Class I	254,295	-	227,551	26,744	216,360	-	-	523,797
MML Equity Fund, Initial Class	248,136	1,828	157,757	92,207	1,892,936	-	-	774,503
MML Equity Income Fund, Initial Class	735,498	11,371	169,908	576,961	5,913,854	-	-	658,306
MML Focused Equity Fund, Class II	-	389,690	12,988	376,702	4,332,075	-	-	9,921
MML Foreign Fund, Initial Class	322,056	47,898	13,950	356,004	3,171,993	-	-	16,182
MML Fundamental Growth Fund, Class II	-	475,842	15,698	460,144	5,365,278	-	-	11,695
MML Fundamental Value Fund, Class II	574,883	9,092	180,331	403,644	4,948,676	-	-	421,911
MML Global Fund, Class I	329,753	15,380	13,345	331,788	3,049,134	-	-	35,366
MML High Yield Fund, Class II	56,055	35,671	3,228	88,498	934,537	-	-	2,332
MML Income & Growth Fund, Initial Class	75,311	141,142	8,369	208,084	1,920,617	-	-	10,277
MML Inflation-Protected and Income Fund, Initial Class	107,192	1,088	58,952	49,328	574,675	-	-	60,123
MML Large Cap Growth Fund, Initial Class	433,918	33,938	28,900	438,956	5,140,173	-	-	58,902
MML Managed Bond Fund, Initial Class	123,732	126,279	2,319	247,692	3,249,939	-	-	1,125
MML Mid Cap Growth Fund, Initial Class	412,616	8,723	31,662	389,677	5,330,782	-	-	97,016
MML Mid Cap Value Fund, Initial Class	425,923	67,700	18,877	474,746	5,317,150	-	-	50,341
MML PIMCO Total Return Fund, Class II	144,356	4,858	6,354	142,860	1,478,605	-	-	2,785
MML Short-Duration Bond Fund, Class II	102,340	182	51,584	50,938	527,722	-	-	10,658
MML Small Cap Growth Equity Fund, Initial Class	185,498	4,483	14,457	175,524	3,219,014	-	-	67,856
MML Small Company Value Fund, Class II	221,987	4,749	33,228	193,508	3,597,310	-	-	174,286
MML Small/Mid Cap Equity Fund, Initial Class	50,626	-	50,626	-	-	-	-	(2,069)
MML Strategic Emerging Markets Fund, Class II	9,853	210,692	7,134	213,411	2,247,219	-	-	1,439
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	53,378	-	53,378	-	-	-	-	303,810
Oppenheimer Global Securities Fund, Non-Service Shares*	70,751	24,230	3,678	91,303	2,855,963	-	-	39,804
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	131,332	5,160	5,267	131,225	741,421	-	-	480
Oppenheimer International Growth Fund, Non-Service Shares*	2,471,111	23,232	1,329,172	1,165,171	2,272,083	-	-	959,789

					$75,974,873	$-	$-	$5,084,392

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	2,198,086	44,958	562,043	1,681,001	$22,777,559	$-	$-	$3,390,097
MML Concentrated Growth Fund, Class I	586,286	-	522,144	64,142	518,911	-	-	1,424,840
MML Equity Fund, Initial Class	779,040	12,407	339,834	451,613	9,271,278	-	-	2,353,020
MML Equity Income Fund, Initial Class	2,651,368	60,802	458,513	2,253,657	23,099,981	-	-	1,897,143
MML Focused Equity Fund, Class II	-	829,474	10,739	818,735	9,415,451	-	-	7,231
MML Foreign Fund, Initial Class	962,986	300,531	16,498	1,247,019	11,110,936	-	-	19,981
MML Fundamental Growth Fund, Class II	-	1,357,953	17,806	1,340,147	15,626,109	-	-	11,229
MML Fundamental Value Fund, Class II	2,002,129	56,243	613,856	1,444,516	17,709,771	-	-	1,444,771
MML Global Fund, Class I	1,011,877	253,908	27,073	1,238,712	11,383,764	-	-	81,283
MML High Yield Fund, Class II	944,872	446,212	24,798	1,366,286	14,427,983	-	-	18,375
MML Income & Growth Fund, Initial Class	312,109	766,113	14,716	1,063,506	9,816,162	-	-	16,526
MML Inflation-Protected and Income Fund, Initial Class	926,384	39,192	72,457	893,119	10,404,837	-	-	103,177
MML Large Cap Growth Fund, Initial Class	1,277,521	119,174	159,324	1,237,371	14,489,615	-	-	329,778
MML Managed Bond Fund, Initial Class	5,932,700	872,863	32,322	6,773,241	88,871,111	-	-	29,848
MML Mid Cap Growth Fund, Initial Class	1,065,088	55,124	64,597	1,055,615	14,440,817	-	-	397,689
MML Mid Cap Value Fund, Initial Class	1,185,032	218,791	21,094	1,382,729	15,486,566	-	-	41,661
MML Money Market Fund, Initial Class	50,686	-	50,686	-	-	-	-	(17)
MML PIMCO Total Return Fund, Class II	3,546,503	558,001	55,482	4,049,022	41,907,377	-	-	18,305
MML Short-Duration Bond Fund, Class II	2,834,126	5,549	420,410	2,419,265	25,063,589	-	-	143,989
MML Small Cap Growth Equity Fund, Initial Class	500,492	14,867	180,357	335,002	6,143,757	-	-	1,068,647
MML Small Company Value Fund, Class II	490,527	26,378	20,657	496,248	9,225,249	-	-	109,267
MML Small/Mid Cap Equity Fund, Initial Class	372,302	-	372,302	-	-	-	-	305,473
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	152,708	-	152,708	-	-	-	-	1,232,985
Oppenheimer Global Securities Fund, Non-Service Shares*	363,203	8,204	73,691	297,716	9,312,555	-	-	793,356
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	4,205,814	454,852	68,137	4,592,529	25,947,791	-	-	88,956
Oppenheimer International Growth Fund, Non-Service Shares*	5,737,047	116,342	1,626,497	4,226,892	8,242,439	-	-	1,302,912

					$414,693,608	$-	$-	$16,630,522

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,488,404	20,252	305,970	1,202,686	$16,296,396	$-	$-	$1,207,088
MML Concentrated Growth Fund, Class I	331,368	-	297,693	33,675	272,429	-	-	462,607
MML Equity Fund, Initial Class	515,411	5,399	211,223	309,587	6,355,592	-	-	686,685
MML Equity Income Fund, Initial Class	2,010,423	30,914	230,018	1,811,319	18,566,020	-	-	425,672
MML Focused Equity Fund, Class II	-	479,157	8,411	470,746	5,413,580	-	-	4,498
MML Foreign Fund, Initial Class	897,831	55,045	50,205	902,671	8,042,796	-	-	15,231
MML Fundamental Growth Fund, Class II	-	961,259	16,648	944,611	11,014,159	-	-	9,159
MML Fundamental Value Fund, Class II	1,494,572	21,107	400,145	1,115,534	13,676,441	-	-	939,012
MML Global Fund, Class I	929,969	41,971	79,206	892,734	8,204,221	-	-	220,139
MML High Yield Fund, Class II	1,039,595	375,348	35,926	1,379,017	14,562,415	-	-	23,527
MML Income & Growth Fund, Initial Class	389,176	504,350	15,410	878,116	8,105,009	-	-	17,200
MML Inflation-Protected and Income Fund, Initial Class	1,106,756	16,514	160,702	962,568	11,213,915	-	-	210,773
MML Large Cap Growth Fund, Initial Class	1,060,042	29,024	232,537	856,529	10,029,957	-	-	458,363
MML Managed Bond Fund, Initial Class	6,448,330	642,495	51,668	7,039,157	92,360,170	-	-	44,062
MML Mid Cap Growth Fund, Initial Class	609,994	76,414	22,050	664,358	9,088,414	-	-	153,100
MML Mid Cap Value Fund, Initial Class	1,086,331	18,341	130,278	974,394	10,913,217	-	-	554,326
MML Money Market Fund, Initial Class	67,160	-	67,160	-	-	-	-	(22)
MML PIMCO Total Return Fund, Class II	4,200,011	321,218	124,167	4,397,062	45,509,588	-	-	27,980
MML Short-Duration Bond Fund, Class II	3,109,540	4,586	431,459	2,682,667	27,792,434	-	-	144,145
MML Small Cap Growth Equity Fund, Initial Class	242,297	4,298	49,768	196,827	3,609,709	-	-	200,279
MML Small Company Value Fund, Class II	444,226	6,297	159,216	291,307	5,415,404	-	-	586,475
MML Small/Mid Cap Equity Fund, Initial Class	253,909	-	253,909	-	-	-	-	127,971
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	79,120	-	79,120	-	-	-	-	440,497
Oppenheimer Global Securities Fund, Non-Service Shares*	215,552	5,980	17,492	204,040	6,382,362	-	-	200,154
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	4,622,873	344,953	112,120	4,855,706	27,434,736	-	-	72,319
Oppenheimer International Growth Fund, Non-Service Shares*	3,337,619	48,705	592,814	2,793,510	5,447,344	-	-	344,042

					$365,706,308	$-	$-	$7,575,282

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	11,287,257	26,195	2,540,241	8,773,211	$118,877,004	$-	$-	$15,518,320
MML Concentrated Growth Fund, Class I	4,051,161	-	3,617,629	433,532	3,507,270	-	-	10,683,030
MML Equity Fund, Initial Class	3,888,832	5,078	2,213,787	1,680,123	34,491,708	-	-	15,333,088
MML Equity Income Fund, Initial Class	13,457,219	26,495	4,627,715	8,855,999	90,773,993	-	-	16,604,651
MML Focused Equity Fund, Class II	-	5,822,258	44,560	5,777,698	66,443,521	-	-	32,926
MML Foreign Fund, Initial Class	4,780,221	983,763	44,379	5,719,605	50,961,683	-	-	65,743
MML Fundamental Growth Fund, Class II	-	7,236,067	56,029	7,180,038	83,719,245	-	-	38,676
MML Fundamental Value Fund, Class II	6,488,024	25,374	293,803	6,219,595	76,252,236	-	-	709,080
MML Global Fund, Class I	4,993,725	379,269	94,098	5,278,896	48,513,056	-	-	264,022
MML High Yield Fund, Class II	2,336,290	799,425	37,819	3,097,896	32,713,782	-	-	26,848
MML Income & Growth Fund, Initial Class	562,338	3,117,394	31,912	3,647,820	33,669,378	-	-	36,640
MML Inflation-Protected and Income Fund, Initial Class	2,087,561	5,188	298,274	1,794,475	20,905,635	-	-	553,359
MML Large Cap Growth Fund, Initial Class	7,033,144	182,753	408,626	6,807,271	79,713,147	-	-	855,634
MML Managed Bond Fund, Initial Class	8,807,144	1,969,166	47,376	10,728,934	140,773,416	-	-	38,085
MML Mid Cap Growth Fund, Initial Class	5,675,655	67,853	188,968	5,554,540	75,986,107	-	-	600,767
MML Mid Cap Value Fund, Initial Class	7,030,963	27,521	268,547	6,789,937	76,047,295	-	-	466,108
MML Money Market Fund, Initial Class	158,878	-	158,878	-	-	-	-	(52)
MML PIMCO Total Return Fund, Class II	5,398,947	1,216,188	55,500	6,559,635	67,892,221	-	-	15,058
MML Short-Duration Bond Fund, Class II	5,574,388	43	1,445,747	4,128,684	42,773,162	-	-	497,807
MML Small Cap Growth Equity Fund, Initial Class	2,582,822	12,388	163,304	2,431,906	44,599,839	-	-	1,370,770
MML Small Company Value Fund, Class II	2,999,794	13,085	243,552	2,769,327	51,481,795	-	-	1,272,710
MML Small/Mid Cap Equity Fund, Initial Class	890,443	-	890,443	-	-	-	-	1,005,852
MML Strategic Emerging Markets Fund, Class II	135,330	2,474,568	19,486	2,590,412	27,277,042	-	-	22,994
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	773,453	-	773,453	-	-	-	-	6,263,668
Oppenheimer Global Securities Fund, Non-Service Shares*	1,398,118	68,892	26,684	1,440,326	45,053,399	-	-	320,695
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	6,653,145	196,086	83,101	6,766,130	38,228,636	-	-	113,346
Oppenheimer International Growth Fund, Non-Service Shares*	39,084,869	53,659	21,462,405	17,676,123	34,468,439	-	-	16,491,592

					$1,385,123,009	$-	$-	$89,201,417

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,883,233	142,639	1,640,625	6,385,247	$86,520,093	$-	$-	$10,068,626
MML Concentrated Growth Fund, Class I	2,285,171	-	2,039,230	245,941	1,989,659	-	-	5,399,665
MML Equity Fund, Initial Class	2,709,905	35,366	1,211,712	1,533,559	31,482,844	-	-	8,610,175
MML Equity Income Fund, Initial Class	9,564,791	163,045	2,490,891	7,236,945	74,178,682	-	-	9,084,489
MML Focused Equity Fund, Class II	-	3,688,114	10,133	3,677,981	42,296,779	-	-	5,875
MML Foreign Fund, Initial Class	4,278,250	153,916	224,360	4,207,806	37,491,549	-	-	323,587
MML Fundamental Growth Fund, Class II	-	5,243,267	14,710	5,228,557	60,964,977	-	-	8,156
MML Fundamental Value Fund, Class II	5,304,724	136,745	500,665	4,940,804	60,574,263	-	-	1,213,218
MML Global Fund, Class I	3,587,624	621,663	47,117	4,162,170	38,250,341	-	-	144,879
MML High Yield Fund, Class II	2,660,716	1,130,802	16,472	3,775,046	39,864,488	-	-	11,067
MML Income & Growth Fund, Initial Class	1,409,629	2,050,257	10,536	3,449,350	31,837,504	-	-	10,654
MML Inflation-Protected and Income Fund, Initial Class	1,903,695	350,455	53,806	2,200,344	25,634,007	-	-	68,030
MML Large Cap Growth Fund, Initial Class	5,508,194	248,894	1,129,410	4,627,678	54,190,109	-	-	2,135,068
MML Managed Bond Fund, Initial Class	13,752,011	2,096,577	10,962	15,837,626	207,804,113	-	-	10,333
MML Mid Cap Growth Fund, Initial Class	3,905,750	180,571	138,125	3,948,196	54,011,320	-	-	448,029
MML Mid Cap Value Fund, Initial Class	4,834,722	316,799	41,034	5,110,487	57,237,452	-	-	78,413
MML Money Market Fund, Initial Class	137,405	-	137,405	-	-	-	-	(45)
MML PIMCO Total Return Fund, Class II	9,091,807	944,255	31,258	10,004,804	103,549,716	-	-	9,676
MML Short-Duration Bond Fund, Class II	8,310,107	6,617	1,745,685	6,571,039	68,075,960	-	-	596,703
MML Small Cap Growth Equity Fund, Initial Class	1,654,476	49,648	155,505	1,548,619	28,400,844	-	-	1,264,094
MML Small Company Value Fund, Class II	1,939,887	55,988	127,786	1,868,089	34,727,767	-	-	669,324
MML Small/Mid Cap Equity Fund, Initial Class	757,740	-	757,740	-	-	-	-	473,891
MML Strategic Emerging Markets Fund, Class II	171,912	1,022,421	3,211	1,191,122	12,542,513	-	-	(776)
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	395,908	-	395,908	-	-	-	-	2,628,260
Oppenheimer Global Securities Fund, Non-Service Shares*	1,129,459	35,841	44,266	1,121,034	35,065,929	-	-	517,896
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	10,736,277	625,933	45,899	11,316,311	63,937,155	-	-	53,881
Oppenheimer International Growth Fund, Non-Service Shares*	24,185,994	298,373	11,472,134	13,012,233	25,373,853	-	-	8,638,894

					$1,276,001,917	$-	$-	$52,472,062

*	Fund advised by OppenheimerFunds, Inc.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the total net assets of each applicable Fund at the time of such judgment or settlement.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2012, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective May 1, 2012, Service Class I shares of the Focused Equity Fund, Fundamental Growth Fund, Fundamental Value Fund, and PIMCO Total Return Fund became available.

Effective April 27, 2012 (the “Termination Date”), the Asset Allocation Fund, Concentrated Growth Fund, Emerging Growth Fund, NASDAQ-100 Fund, and Small Cap Index Fund were liquidated pursuant to a plan of liquidation approved by shareholders. The liquidation proceeds of the Funds were distributed to the appropriate MassMutual or C.M. Life Insurance Company separate accounts invested in the Funds on the Termination Date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/30/12

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/30/12